                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-21852

                            RIVERSOURCE SERIES TRUST
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 4/30

Date of reporting period: 4/30

Annual Report
and Prospectus
                                                      (COLUMBIA MANAGEMENT LOGO)

RIVERSOURCE
120/20 CONTRARIAN EQUITY FUND

--------------------------------------------------------------------------------

ANNUAL REPORT FOR THE PERIOD ENDED
APRIL 30, 2010
(Prospectus also enclosed)

RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH LONG-TERM GROWTH OF CAPITAL.

This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.

 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Manager Commentary.................    6

The Fund's Long-term Performance...   12

Fund Expenses Example..............   14

Portfolio of Investments...........   16

Statement of Assets and
  Liabilities......................   24

Statement of Operations............   25

Statements of Changes in Net
  Assets...........................   26

Financial Highlights...............   27

Notes to Financial Statements......   32

Report of Independent Registered
  Public Accounting Firm...........   47

Federal Income Tax Information.....   49

Board Members and Officers.........   50

Approval of Investment Management
  Services Agreement...............   56

Proxy Voting.......................   59




--------------------------------------------------------------------------------
2  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource 120/20 Contrarian Equity Fund (the Fund) Class A shares gained
  37.50% (excluding sales charge) for the 12 months ended April 30, 2010.

> The Fund underperformed its benchmark, the Russell 3000(R) Index, which rose
  40.90% for the same time period.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2010)
--------------------------------------------------------------------------------


                                                        SINCE
                                                      INCEPTION
                                              1 YEAR   10/18/07
---------------------------------------------------------------
RiverSource 120/20 Contrarian Equity Fund
  Class A (excluding sales charge)           +37.50%    -8.76%
---------------------------------------------------------------
Russell 3000 Index (unmanaged)               +40.90%    -7.02%
---------------------------------------------------------------



(See "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 800.221.2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The index does not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
              RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2010
                                                         SINCE
Without sales charge                           1 YEAR  INCEPTION
Class A (inception 10/18/07)                  +37.50%    -8.76%
----------------------------------------------------------------
Class B (inception 10/18/07)                  +36.42%    -9.45%
----------------------------------------------------------------
Class C (inception 10/18/07)                  +36.41%    -9.44%
----------------------------------------------------------------
Class I (inception 10/18/07)                  +37.91%    -8.46%
----------------------------------------------------------------
Class R5 (inception 10/18/07)                 +37.89%    -8.50%
----------------------------------------------------------------

With sales charge
Class A (inception 10/18/07)                  +29.59%   -10.87%
----------------------------------------------------------------
Class B (inception 10/18/07)                  +31.42%   -10.50%
----------------------------------------------------------------
Class C (inception 10/18/07)                  +35.41%    -9.44%
----------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class R5 shares. Class I and Class R5 are available to qualifying institutional investors only.


--------------------------------------------------------------------------------
4  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

MORNINGSTAR STYLE BOX(TM)
--------------------------------------------------------------------------------



      Equity Style
Value    Blend   Growth
           X              Large
                          Medium   Size
                          Small



The Morningstar Style Box(TM) reveals a fund's investment strategy. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.


RiverSource 120/20 Contrarian Equity Fund is designed for investors with an above average risk tolerance. The Fund may make short sales, which involves selling a security the Fund does not own in anticipation that the security's price will decline. The Fund's losses could exceed those of other mutual funds which hold only long security positions if the value of the securities held long decrease and the value of the securities sold short increase. The Fund's use of short sales in effect "leverages" the Fund, as the Fund intends to use the cash proceeds from the short sales to invest in additional long securities. Leveraging exposes the Fund to greater risks due to unanticipated market movements, which may magnify losses and increase volatility of returns. There is no assurance that a leveraging strategy will be successful. See the Fund's prospectus for information on these and other risks associated with the Fund.

(C)2010 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.


--------------------------------------------------------------------------------
              RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT  5

MANAGER COMMENTARY -------------------------------------------------------------

Dear Shareholders,

RiverSource 120/20 Contrarian Equity Fund (the Fund) Class A shares gained 37.41% (excluding sales charge) for the 12 months ended April 30, 2010. The Fund underperformed its benchmark, the Russell 3000(R) Index (Russell Index), which rose 40.90% for the same time period.


PORTFOLIO BREAKDOWN(1) (at April 30, 2010)

                                LONG   SHORT(2)    NET
Consumer Discretionary           9.3%     0.0%     9.3%
-------------------------------------------------------
Consumer Staples                 6.8%     0.0%     6.8%
-------------------------------------------------------
Energy                           7.9%     0.0%     7.9%
-------------------------------------------------------
Financials                      14.6%     0.0%    14.6%
-------------------------------------------------------
Health Care                     12.4%     0.0%    12.4%
-------------------------------------------------------
Industrials                     16.3%     0.0%    16.3%
-------------------------------------------------------
Information Technology          20.9%     0.0%    20.9%
-------------------------------------------------------
Materials                        9.4%     0.0%     9.4%
-------------------------------------------------------
Telecommunication Services       1.0%     0.0%     1.0%
-------------------------------------------------------
Utilities                        2.2%     0.0%     2.2%
-------------------------------------------------------
Other(3)                         1.1%     0.0%     1.1%
-------------------------------------------------------
Total Return Equity Swaps(4)    18.8%   -20.7%    -1.9%
-------------------------------------------------------
                               120.7%   -20.7%   100.0%
-------------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.
    Percentages indicated are based upon total investments. The Fund's composition is subject to change.
(2) At April 30, 2010, the Fund had no short positions. However, the Fund had entered into various total return equity swap contracts in order to gain short exposure to equity markets. See Total Return Equity Swap Contracts Outstanding at April 30, 2010 following the Portfolio of Investments, and
    Note 3 to the financial statements.
(3) Cash & Cash Equivalents.
(4) Reflects notional amounts for total return equity swaps adjusted for unrealized appreciation (or depreciation). Notional amounts for total return equity swaps are shown in the Portfolio of Investments. See Total Return Equity Swap Contracts Outstanding at April 30, 2010 on pages 18-19.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
6  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

The long side of the Fund's portfolio represents the highest-conviction ideas of the RiverSource Contrarian Equity Team. As such, this is a concentrated portfolio, meaning the Fund holds fewer long positions than are in most other portfolios we manage. We also have the ability to seek more efficient risk management through short sales*. We are able to eliminate a number of our low-conviction ideas and manage the associated risk more efficiently through a long/short structure. During the annual period, long and short portfolio positions were balanced in an effort to keep the overall risk profile of the Fund in line with that of the Russell Index benchmark.

* Short sales involve selling a borrowed security anticipating its value will decrease by the time it must be returned to the lender. While this strategy introduces short sales risk to the portfolio, it can also be used to manage other risks, such as market risk.


TOP TEN HOLDINGS(1) (at April 30, 2010)
---------------------------------------------------------------------

Top ten holdings do not include notional exposure to holdings the Fund has through its use of total return swaps. A total return swap is an agreement with a counterparty based on a single asset or basket of assets in exchange for periodic cash flows, typically based on a floating rate such as LIBOR plus or minus a small spread. The Fund uses total return swaps to take effective long and short positions. For more information regarding the Fund's total return swaps, see Total Return Swap Contracts Outstanding at April 30, 2010 on pages 18-19.


Bank of America Corp.                       4.1%
------------------------------------------------
Hewlett-Packard Co.                         3.6%
------------------------------------------------
XL Capital Ltd., Class A                    3.6%
------------------------------------------------
Oracle Corp.                                3.3%
------------------------------------------------
Mylan, Inc.                                 3.1%
------------------------------------------------
Intel Corp.                                 3.1%
------------------------------------------------
Lorillard, Inc.                             3.0%
------------------------------------------------
Cooper Industries PLC, Class A              2.9%
------------------------------------------------
Microsoft Corp.                             2.8%
------------------------------------------------
CVS Caremark Corp.                          2.7%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
              RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT  7

MANAGER COMMENTARY (continued) -------------------------------------------------

SIGNIFICANT PERFORMANCE FACTORS
Stock selection in the materials, energy and industrials sectors contributed most positively to the Fund's performance relative to the Russell Index during the annual period. Within materials, a long position in metals producer FREEPORT-MCMORAN COPPER & GOLD was particularly beneficial. In industrials, long positions in several airlines contributed to the Fund's results, especially a long position in DELTA AIR LINES.

Elsewhere, a long position in pharmaceutical manufacturer MYLAN helped the Fund's performance. While the Fund's overall positioning in financials detracted, long positions in multi-line insurance company XL CAPITAL and large diversified banking institution BANK OF AMERICA added to Fund performance.

Detracting most from results relative to the Russell Index within the long side of the Fund's portfolio was having only a modest allocation to consumer discretionary, the best performing sector within the Russell Index during the annual period. Within consumer discretionary, a long position in cruise line CARNIVAL performed poorly during the time held in the Fund's portfolio. Also detracting from the Fund's relative results was its industry allocation within financials. The Fund had only a modest position in regional banks, which performed well, and more significant exposure to property and casualty insurance companies, which were comparatively weaker. Not surprisingly, then, the Fund's long positions in CIT GROUP, EVEREST RE and ACE, which lagged, detracted. In other sectors, the Fund was also hurt by positioning in pharmaceutical manufacturing giant PFIZER and by its long position in natural gas distribution company SEMPRA ENERGY, both of which performed poorly.

The Fund's short exposure overall successfully mitigated market risk during the annual period, adding further value to the Fund's results. Most beneficial were the Fund's short positions in a basket of electric utilities companies and in a basket of consumer staples names, both of which were established because we felt these two market segments would underperform the broader market given their relative overvaluations. This strategy proved prudent as both electric utilities and consumer staples did indeed underperform the Russell Index during the annual period.


--------------------------------------------------------------------------------
8  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

The Fund also had short positions in a basket of small-cap stocks and in several lower quality industrials stocks during the annual period. These short exposures detracted from the Fund's results relative to the Russell Index as, during the annual period, small-cap stocks outpaced their larger-cap counterparts and lower quality stocks outperformed higher quality stocks. For part of the year, the Fund also had a short exposure to regional banks based on our negative view for the industry. However, as indicated above, regional banks was one of the stronger industries within the financials sector during the annual period, and thus such positioning detracted.

CHANGES TO THE FUND'S PORTFOLIO
We reduced the Fund's allocations to energy, industrials and consumer discretionary. Within energy, we completely sold out of the Fund's positions in oil and natural gas producer SOUTHWESTERN ENERGY and oilfield equipment manufacturer CAMERON INTERNATIONAL. We also reduced the Fund's position in offshore drilling services provider TRANSOCEAN, fortuitously doing so prior to the disaster in the Gulf of Mexico. In industrials, we trimmed the Fund's positions in diversified manufacturers PARKER HANNIFIN and EATON and construction and mining equipment manufacturer CATERPILLAR. Within consumer discretionary, we eliminated the Fund's positions in cruise line Carnival and tool supplier STANLEY BLACK & DECKER.

We deployed most of the proceeds from those sales into information technology stocks. To a lesser degree, we also increased the Fund's positions in financials. More specifically, in information technology, we either added to


  We also favor those segments of the industrials, information technology, materials and energy sectors whose businesses are more globally-oriented, as we believe these areas will be the beneficiaries of ongoing global economic growth -- not just U.S. economic growth.






--------------------------------------------------------------------------------
              RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT  9

MANAGER COMMENTARY (continued) -------------------------------------------------


existing positions or established new positions in information technology services firm ACCENTURE, software companies CHECK POINT SOFTWARE TECHNOLOGY and MICROSOFT, and semiconductor companies INTEL and LSI. In financials, our focus was on large-cap banks, such as Bank of America and WELLS FARGO.

OUR FUTURE STRATEGY
At the end of the annual period, there were two major structural concerns that dominated our view ahead for the equity market. Our first concern was job growth. In the face of stubborn unemployment levels, we believe it will take not just saving jobs but actual job growth in significant numbers before a "virtuous cycle" of positive economic indicators is sparked and becomes more sustainable. Our second concern regards the major fiscal deficits faced not only by the U.S. but also by many nations around the world. It may be that the much-headlined troubles faced by Greece, Ireland, Spain and Portugal during the first quarter of 2010 may only be "fire drills" for what the U.S. may confront going forward. We believe these structural risks, along with inconsistent housing indicators, are oriented toward the consumer side of the economy. Thus, while consumer spending saw an upswing during the second half of the fiscal year, such positive numbers may prove temporary, supported by various stimulus programs and other tax incentives put in place by the government.

Given this view, we remain somewhat cautious regarding the consumer-focused areas of the equity market, including consumer discretionary, skeptical about whether the performance these sectors generated during the latter months of 2009 and first months of the new year will be sustainable through 2010. As we believe these sectors face more risk than others if the big structural issues are not resolved, we intend to maintain the Fund's modest exposure to these consumer-focused areas for the near term. We also continue to find diminished opportunities in the most defensive areas of the market, such as utilities. On the other hand, with heightened uncertainty toward the end of the annual period regarding possible financial regulatory reform, we believe there may be an opportunity in the near term to increase the Fund's exposure through long positions in select large-cap financials whose valuations may have been

--------------------------------------------------------------------------------
10  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


affected more than actually warranted by the risks associated with such reform.

We also favor those segments of the industrials, information technology, materials and energy sectors whose businesses are more globally-oriented, as we believe these areas will be the beneficiaries of ongoing global economic growth -- not just U.S. economic growth. A particular area of focus is those companies with a business presence in the emerging markets. While there appears to be some consensus that recent government actions by China to temper its economy may lead to a meaningful contraction in emerging market growth more broadly over the next year, we do not agree. If there is any ripple effect from China, we believe it will be short-lived and that we will not see a sustained pull-back in emerging market economic growth. Indeed, in our view, emerging markets will continue to enjoy above-average economic growth as compared to the global economy overall.

As always, we take larger positions in sectors, industries or individual stocks when we believe we have identified factors that other investors have either missed, ignored or strongly disagree with, and that have the potential for higher share values. We will continue to emphasize stocks that we believe have attractive valuations. We further intend to continue using the Fund's shorting capabilities in an effort to mitigate market risk.


Steve Schroll                          Laton Spahr, CFA(R)                    Paul Stocking
Portfolio Manager                      Portfolio Manager                      Portfolio Manager



Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC* (the Investment Manager) or any subadviser to the Fund or any other person in the Investment Manager or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and the Investment Manager disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Fund.

* Effective May 1, 2010, RiverSource Investments, LLC is known as Columbia Management Investment Advisers, LLC.


--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT  11

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource 120/20 Contrarian Equity Fund Class A shares (from 10/18/2007 to 4/30/2010) as compared to the performance of the Russell 3000(R) Index. In comparing the Fund's Class A shares to this index, you should take into account the fact that the Fund's performance reflects the maximum initial sales charge of 5.75%, while such charges are not reflected in the performance of the index. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at April 30, 2010
                                                              SINCE INCEPTION
                                                     1 YEAR       10/18/07
RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000                 $12,959        $7,470
-----------------------------------------------------------------------------
     Average annual total return                    +29.59%       -10.87%
-----------------------------------------------------------------------------
RUSSELL 3000 INDEX(1)
     Cumulative value of $10,000                    $14,090        $8,319
-----------------------------------------------------------------------------
     Average annual total return                    +40.90%        -7.02%
-----------------------------------------------------------------------------



Results for other share classes can be found on page 4.


--------------------------------------------------------------------------------
12  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND LINE GRAPH)

                          RIVERSOURCE 120/20
                           CONTRARIAN EQUITY
                              FUND CLASS
                              A (INCLUDES
                             SALES CHARGE)        RUSSELL 3000
                               ($7,470)         INDEX(1) ($8,319)
                          ------------------    -----------------
10/18/07                        $9,425               $10,000
10/07                            9,439                10,063
1/08                             8,326                 8,973
4/08                             8,212                 9,075
7/08                             7,227                 8,429
10/08                            5,337                 6,380
1/09                             4,575                 5,486
4/09                             5,437                 5,904
7/09                             6,075                 6,726
10/09                            6,503                 7,071
1/10                             6,731                 7,409
4/10                             7,470                 8,319




(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The index reflects reinvestment of all distributions and changes in market prices. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT  13

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
14  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 NOV. 1, 2009  APRIL 30, 2010  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,149.50        $ 7.50(c)      1.40%
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,017.95        $ 7.04(c)      1.40%
------------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,145.30        $11.50(c)      2.15%
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,014.21        $10.80(c)      2.15%
------------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,145.20        $11.50(c)      2.15%
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,014.21        $10.80(c)      2.15%
------------------------------------------------------------------------------------------------

Class I
------------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,151.40        $ 5.52(c)      1.03%
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.80        $ 5.19(c)      1.03%
------------------------------------------------------------------------------------------------

Class R5
------------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,151.90        $ 5.79(c)      1.08%
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.55        $ 5.44(c)      1.08%
------------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended April 30, 2010: +14.95% for Class A, +14.53% for Class B, +14.52% for Class C, +15.14% for Class I and +15.19% for Class R5.
(c) RiverSource Investments, LLC* (the Investment Manager) and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until June 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds, and dividend and interest expense on securities sold short, if any), before giving effect to any performance incentive adjustment, will not exceed 1.50% for Class A, 2.26% for Class B, 2.25% for Class C, 1.17% for Class I and 1.22% for Class R5. Any amounts waived will not be reimbursed by the Fund. This change is effective July 1, 2010. Had this change been in place for the entire six month period ended April 30, 2010, the actual expenses paid would have been $7.61 for Class A, $11.66 for Class B, $11.61 for Class C, $5.85 for Class I and $6.12 for Class R5; the hypothetical expenses paid would have been $7.14 for Class A, $10.95 for Class B, $10.90 for Class C, $5.49 for Class I and $5.74 for Class R5.


* Effective May 1, 2010, RiverSource Investments, LLC is known as Columbia Management Investment Advisers, LLC.

--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS -------------------------------------------------------


APRIL 30, 2010
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (99.1%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (1.0%)
Spirit Aerosystems Holdings, Inc., Class A             18,285(b)             $405,561
-------------------------------------------------------------------------------------

AIRLINES (1.3%)
AMR Corp.                                              18,055(b)              133,246
Continental Airlines, Inc., Class B                     2,856(b)               63,832
Delta Air Lines, Inc.                                  19,035(b)              229,942
US Airways Group, Inc.                                 16,669(b)              117,850
                                                                      ---------------
Total                                                                         544,870
-------------------------------------------------------------------------------------

CAPITAL MARKETS (0.1%)
Artio Global Investors, Inc.                            2,167                  49,581
-------------------------------------------------------------------------------------

CHEMICALS (5.3%)
Agrium, Inc.                                            6,746(c)              421,018
EI du Pont de Nemours & Co.                            25,422               1,012,812
The Dow Chemical Co.                                   25,167                 775,899
                                                                      ---------------
Total                                                                       2,209,729
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (0.7%)
Wells Fargo & Co.                                       8,901                 294,712
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.9%)
Ritchie Bros Auctioneers, Inc.                         16,559(c)              387,481
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (3.1%)
Brocade Communications Systems, Inc.                   55,512(b)              360,273
Cisco Systems, Inc.                                    35,009(b)              942,442
                                                                      ---------------
Total                                                                       1,302,715
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (3.6%)
Hewlett-Packard Co.                                    28,797               1,496,580
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (4.4%)
Bank of America Corp.                                  93,979               1,675,646
PICO Holdings, Inc.                                     4,215(b)              149,843
                                                                      ---------------
Total                                                                       1,825,489
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.0%)
Qwest Communications International, Inc.               82,009                 428,907
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (2.9%)
Cooper Industries PLC, Class A                         24,414               1,198,727
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (4.7%)
Baker Hughes, Inc.                                     10,295                 512,279
Halliburton Co.                                        15,378                 471,336
Transocean Ltd.                                         9,344(b,c)            676,973
Weatherford International Ltd.                         16,656(b,c)            301,640
                                                                      ---------------
Total                                                                       1,962,228
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.7%)
CVS Caremark Corp.                                     30,318               1,119,644
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.2%)
Universal Health Services, Inc., Class B               13,910                 516,339
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.0%)
Clorox Co.                                              6,629                 428,896
-------------------------------------------------------------------------------------

INSURANCE (9.3%)
ACE Ltd.                                               17,495(c)              930,559
Chubb Corp.                                            11,464                 606,102
Everest Re Group Ltd.                                  10,160(c)              778,764
XL Capital Ltd., Class A                               83,369(c)            1,483,968
                                                                      ---------------
Total                                                                       3,799,393
-------------------------------------------------------------------------------------

IT SERVICES (1.8%)
Accenture PLC, Class A                                 17,547(c)              765,751
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (3.3%)
Life Technologies Corp.                                16,147(b)              883,402
Thermo Fisher Scientific, Inc.                          8,657(b)              478,559
                                                                      ---------------
Total                                                                       1,361,961
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

MACHINERY (7.8%)
Caterpillar, Inc.                                       9,908                $674,636
Deere & Co.                                            14,570                 871,577
Eaton Corp.                                             7,319                 564,734
Ingersoll-Rand PLC                                     17,108(c)              632,654
Parker Hannifin Corp.                                   6,815                 471,462
                                                                      ---------------
Total                                                                       3,215,063
-------------------------------------------------------------------------------------

MEDIA (4.2%)
National CineMedia, Inc.                               49,084                 934,560
Regal Entertainment Group, Class A                     47,806                 816,526
                                                                      ---------------
Total                                                                       1,751,086
-------------------------------------------------------------------------------------

METALS & MINING (2.1%)
Freeport-McMoRan Copper & Gold, Inc.                    5,043                 380,898
Nucor Corp.                                            10,473                 474,636
                                                                      ---------------
Total                                                                         855,534
-------------------------------------------------------------------------------------

MULTILINE RETAIL (1.9%)
Kohl's Corp.                                           14,190(b)              780,308
-------------------------------------------------------------------------------------

MULTI-UTILITIES (2.2%)
Sempra Energy                                          18,601                 914,797
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (3.0%)
Enbridge, Inc.                                         17,652(c)              852,768
Suncor Energy, Inc.                                    11,746(c)              401,361
                                                                      ---------------
Total                                                                       1,254,129
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (1.9%)
Louisiana-Pacific Corp.                                46,739(b)              549,651
Schweitzer-Mauduit International, Inc.                  3,948                 224,720
                                                                      ---------------
Total                                                                         774,371
-------------------------------------------------------------------------------------

PHARMACEUTICALS (7.7%)
Bristol-Myers Squibb Co.                               27,259                 689,380
Forest Laboratories, Inc.                              18,064(b)              492,425
Mylan, Inc.                                            58,410(b)            1,286,772
Pfizer, Inc.                                           43,148                 721,435
                                                                      ---------------
Total                                                                       3,190,012
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.1%)
Intel Corp.                                            55,522               1,267,568
LSI Corp.                                              72,868(b)              438,665
                                                                      ---------------
Total                                                                       1,706,233
-------------------------------------------------------------------------------------

SOFTWARE (7.9%)
Check Point Software Technologies                      12,232(b,c)            435,704
Microsoft Corp.                                        37,504               1,145,372
Oracle Corp.                                           52,143               1,347,375
Symantec Corp.                                         21,776(b)              365,184
                                                                      ---------------
Total                                                                       3,293,635
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (2.7%)
Bed Bath & Beyond, Inc.                                13,555(b)              622,988
Best Buy Co., Inc.                                     10,787                 491,887
                                                                      ---------------
Total                                                                       1,114,875
-------------------------------------------------------------------------------------

TOBACCO (3.0%)
Lorillard, Inc.                                        15,752               1,234,484
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (2.3%)
WW Grainger, Inc.                                       8,457                 934,837
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $39,911,912)                                                       $41,117,928
-------------------------------------------------------------------------------------





BONDS (0.4%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
AUTOMOTIVE
Ford Motor
 Sr Unsecured Convertible
 11-15-16                            4.25%            $114,000               $179,584
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $114,000)                                                             $179,584
-------------------------------------------------------------------------------------





                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

MONEY MARKET FUND (1.1%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.21%               441,771(d)             $441,771
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $441,771)                                                             $441,771
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $40,467,683)(e)                                                    $41,739,283
=====================================================================================





The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

INVESTMENTS IN DERIVATIVES


TOTAL RETURN EQUITY SWAP CONTRACTS OUTSTANDING AT APRIL 30, 2010



                                                              EXPIRATION     NOTIONAL    UNREALIZED    UNREALIZED
COUNTERPARTY           FUND RECEIVES         FUND PAYS           DATE         AMOUNT    APPRECIATION  DEPRECIATION
------------------------------------------------------------------------------------------------------------------
JPMorgan Chase     Total return on a     Floating rate       Nov. 26, 2010    $733,336         $--        $(13,965)
Bank, N.A.         custom basket of      based on 1-month
                   airline industry      LIBOR plus 0.30%
                   securities
------------------------------------------------------------------------------------------------------------------
JPMorgan Chase     Total return on a     Floating rate       Nov. 26, 2010     817,691       9,550              --
Bank, N.A.         custom basket of      based on 1-month
                   securities in the     LIBOR plus 0.30%
                   Dow Jones U.S.
                   Select Oil
                   Exploration &
                   Production Index
------------------------------------------------------------------------------------------------------------------

JPMorgan Chase     Total return on a     Floating rate       Nov. 26, 2010   1,452,530          --         (55,430)
Bank, N.A.         custom basket of      based on 1-month
                   securities in the     LIBOR plus 0.30%
                   S&P North American
                   Technology
                   Semiconductor Index
------------------------------------------------------------------------------------------------------------------

JPMorgan Chase     Floating rate based   Total return on a   Nov. 26, 2010   2,292,702      11,711              --
Bank, N.A.         on 1-month LIBOR      custom basket of
                   less 0.65%            securities in the
                                         S&P Small Cap 600
                                         Index
------------------------------------------------------------------------------------------------------------------

JPMorgan Chase     Total return on a     Floating rate       Nov. 26, 2010   1,817,631          --         (30,265)
Bank, N.A.         custom basket of      based on 1-month
                   securities in the     LIBOR plus 0.30%
                   Russell 1000 Growth
                   Index

------------------------------------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
18  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                              EXPIRATION     NOTIONAL    UNREALIZED    UNREALIZED
COUNTERPARTY           FUND RECEIVES         FUND PAYS           DATE         AMOUNT    APPRECIATION  DEPRECIATION
------------------------------------------------------------------------------------------------------------------
JPMorgan Chase     Floating rate based   Total return on a   Nov. 26, 2010  $2,116,831         $--        $(27,095)
Bank, N.A.         on 1-month LIBOR      custom basket of
                   less 0.65%            securities in the
                                         Dow Jones U.S.
                                         Industrials Index
------------------------------------------------------------------------------------------------------------------

JPMorgan Chase     Total return on a     Floating rate       Nov. 26, 2010     805,654          --          (4,890)
Bank, N.A.         custom basket of      based on 1-month
                   securities in the     LIBOR plus 0.30%
                   S&P 100 Index
------------------------------------------------------------------------------------------------------------------

JPMorgan Chase     Total return on a     Floating rate       Nov. 26, 2010   2,232,847          --         (50,048)
Bank, N.A.         custom basket of      based on 1-month
                   securities in the     LIBOR plus 0.30%
                   following sectors:
                   industrials, energy,
                   information
                   technology,
                   financials, consumer
                   discretionary,
                   health care,
                   consumer staples,
                   materials,
                   utilities, and
                   telecommunication
                   services
------------------------------------------------------------------------------------------------------------------

JPMorgan Chase     Floating rate based   Total return on a   Nov. 26, 2010   1,740,687       5,081              --
Bank, N.A.         on 1-month LIBOR      custom basket of
                   less 0.65%            consumer staples
                                         sector securities
------------------------------------------------------------------------------------------------------------------

JPMorgan Chase     Floating rate based   Total return on a   Nov. 26, 2010   1,490,517          --         (33,863)
Bank, N.A.         on 1-month LIBOR      custom basket of
                   less 0.65%            securities in the
                                         Utilities Select
                                         Sector Index
------------------------------------------------------------------------------------------------------------------

JPMorgan Chase     Floating rate based   Total return on a  April 19, 2011     899,133          --         (18,349)
Bank,  London      on 1-month LIBOR      custom basket of
Branch             less 0.80%            commercial
                                         banking industry
                                         securities
------------------------------------------------------------------------------------------------------------------
Total                                                                                      $26,342       $(233,905)
------------------------------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At April 30, 2010, the value of foreign securities, excluding short-term securities, represented 19.45% of net assets.


--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(d) Affiliated Money Market Fund -- See Note 7 to the financial statements. The rate shown is the seven-day current annualized yield at April 30, 2010.

(e) At April 30, 2010, the cost of securities for federal income tax purposes was $41,207,179 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                          $4,124,056
     Unrealized depreciation                          (3,591,952)
     -----------------------------------------------------------
     Net unrealized appreciation                        $532,104
     -----------------------------------------------------------





--------------------------------------------------------------------------------
20  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices or investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2010:

                                               FAIR VALUE AT APRIL 30, 2010
                              --------------------------------------------------------------
                                   LEVEL 1          LEVEL 2
                                QUOTED PRICES        OTHER          LEVEL 3
                                  IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                 MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION(a)                IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
--------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks                  $41,117,928             $--          $--        $41,117,928
--------------------------------------------------------------------------------------------
Total Equity Securities           41,117,928              --           --         41,117,928
--------------------------------------------------------------------------------------------
Bonds
  Corporate Debt
    Securities                            --         179,584           --            179,584
--------------------------------------------------------------------------------------------
Total Bonds                               --         179,584           --            179,584
--------------------------------------------------------------------------------------------
Other
  Affiliated Money Market
    Fund(b)                          441,771              --           --            441,771
--------------------------------------------------------------------------------------------
Total Other                          441,771              --           --            441,771
--------------------------------------------------------------------------------------------
Investments in Securities         41,559,699         179,584           --         41,739,283
Other Financial
  Instruments(c)                          --        (207,563)          --           (207,563)
--------------------------------------------------------------------------------------------
Total                            $41,559,699        $(27,979)         $--        $41,531,720
--------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.
(b) Money market fund that is a sweep investment for cash balances in the Fund at April 30, 2010.
(c) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.



--------------------------------------------------------------------------------
22  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT  23

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
APRIL 30, 2010


ASSETS
Investments in securities, at value
  Unaffiliated issuers (identified cost $40,025,912)               $ 41,297,512
  Affiliated money market fund (identified cost $441,771)               441,771
-------------------------------------------------------------------------------
Total investments in securities (identified cost $40,467,683)        41,739,283
Capital shares receivable                                                24,000
Dividends and accrued interest receivable                                41,516
Unrealized appreciation on swap contracts                                26,342
Receivable from the Investment Manager                                   30,681
-------------------------------------------------------------------------------
Total assets                                                         41,861,822
-------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                   46,211
Unrealized depreciation on swap contracts                               233,905
Accrued investment management services fees                               1,102
Accrued distribution fees                                                   339
Accrued transfer agency fees                                                110
Accrued administrative services fees                                         93
Other accrued expenses                                                   73,867
-------------------------------------------------------------------------------
Total liabilities                                                       355,627
-------------------------------------------------------------------------------
Net assets applicable to outstanding shares                        $ 41,506,195
-------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest -- $.01 par value                    $     27,200
Additional paid-in capital                                           51,907,518
Undistributed net investment income                                     476,655
Accumulated net realized gain (loss)                                (11,969,215)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                          1,064,037
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding shares  $ 41,506,195
-------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                  NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A          $33,365,848            2,185,314                      $15.27(1)
Class B          $ 1,401,883               92,764                      $15.11
Class C          $ 2,405,895              159,728                      $15.06
Class I          $ 4,324,899              281,691                      $15.35
Class R5         $     7,670                  500                      $15.34
-----------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $16.20. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
24  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
YEAR ENDED APRIL 30, 2010


INVESTMENT INCOME
Income:
Dividends                                                          $   683,752
Interest                                                                 2,315
Income distributions from affiliated money market fund                   2,817
  Less foreign taxes withheld                                           (5,301)
------------------------------------------------------------------------------
Total income                                                           683,583
------------------------------------------------------------------------------
Expenses:
Investment management services fees                                    360,835
Distribution fees
  Class A                                                               80,959
  Class B                                                               14,686
  Class C                                                               19,355
Transfer agency fees
  Class A                                                               39,683
  Class B                                                                1,955
  Class C                                                                2,402
  Class R5                                                                   4
Administrative services fees                                            31,739
Compensation of board members                                            1,223
Custodian fees                                                           7,950
Printing and postage                                                    40,808
Registration fees                                                       37,687
Professional fees                                                       36,226
Other                                                                    4,253
------------------------------------------------------------------------------
Total expenses                                                         679,765
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                         (96,409)
------------------------------------------------------------------------------
Total net expenses                                                     583,356
------------------------------------------------------------------------------
Investment income (loss) -- net                                        100,227
------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                             (2,328,059)
  Foreign currency transactions                                            441
  Swap transactions                                                    397,659
------------------------------------------------------------------------------
Net realized gain (loss) on investments                             (1,929,959)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                14,225,398
------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies               12,295,439
------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $12,395,666
------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT  25

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


YEAR ENDED APRIL 30,                                                       2010          2009
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                    $    100,227  $    293,014
Net realized gain (loss) on investments                              (1,929,959)   (7,735,473)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                 14,225,398   (11,871,980)
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations      12,395,666   (19,314,439)
---------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                            (935,127)           --
    Class B                                                             (29,168)           --
    Class C                                                             (48,159)           --
    Class I                                                            (126,964)           --
    Class R5                                                               (222)           --
---------------------------------------------------------------------------------------------
Total distributions                                                  (1,139,640)           --
---------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                      6,420,234    19,346,896
  Class B shares                                                        267,658     1,101,377
  Class C shares                                                        847,386     1,331,790
Reinvestment of distributions at net asset value
  Class A shares                                                        903,252            --
  Class B shares                                                         27,016            --
  Class C shares                                                         45,323            --
Conversions from Class B to Class A
  Class A shares                                                        316,789       276,537
  Class B shares                                                       (316,789)     (276,537)
Payments for redemptions
  Class A shares                                                    (10,930,699)  (12,709,103)
  Class B shares                                                       (599,882)     (602,620)
  Class C shares                                                       (348,899)     (274,767)
  Class I shares                                                             --    (3,222,736)
---------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions            (3,368,611)    4,970,837
---------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                               7,887,415   (14,343,602)
Net assets at beginning of year                                      33,618,780    47,962,382
---------------------------------------------------------------------------------------------
Net assets at end of year                                          $ 41,506,195  $ 33,618,780
---------------------------------------------------------------------------------------------
Undistributed net investment income                                $    476,655  $  1,117,968
---------------------------------------------------------------------------------------------



Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
26  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                         YEAR ENDED APRIL 30,
CLASS A                                            --------------------------------
PER SHARE DATA                                      2010         2009       2008(a)
Net asset value, beginning of period               $11.42       $17.25       $19.83
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .04          .10          .04
Net gains (losses) (both realized and
 unrealized)                                         4.21        (5.93)       (2.59)
-----------------------------------------------------------------------------------
Total from investment operations                     4.25        (5.83)       (2.55)
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.40)          --           --
Tax return of capital                                  --           --         (.03)
-----------------------------------------------------------------------------------
Total distributions                                  (.40)          --         (.03)
-----------------------------------------------------------------------------------
Net asset value, end of period                     $15.27       $11.42       $17.25
-----------------------------------------------------------------------------------
TOTAL RETURN                                       37.50%      (33.80%)     (12.87%)
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.68%        1.79%        2.01%(c)
-----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                            1.44%        1.50%        1.50%(c)
-----------------------------------------------------------------------------------
Net investment income (loss)                         .27%         .78%         .40%(c)
-----------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $33          $27          $36
-----------------------------------------------------------------------------------
Portfolio turnover rate                               31%          36%          23%
-----------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT  27

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                         YEAR ENDED APRIL 30,
CLASS B                                            --------------------------------
PER SHARE DATA                                      2010         2009       2008(a)
Net asset value, beginning of period               $11.30       $17.20       $19.83
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         (.07)         .00(e)      (.03)
Net gains (losses) (both realized and
 unrealized)                                         4.17        (5.90)       (2.58)
-----------------------------------------------------------------------------------
Total from investment operations                     4.10        (5.90)       (2.61)
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.29)          --           --
Tax return of capital                                  --           --         (.02)
-----------------------------------------------------------------------------------
Total distributions                                  (.29)          --         (.02)
-----------------------------------------------------------------------------------
Net asset value, end of period                     $15.11       $11.30       $17.20
-----------------------------------------------------------------------------------
TOTAL RETURN                                       36.42%      (34.30%)     (13.17%)
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               2.44%        2.55%        2.76%(c)
-----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                            2.20%        2.25%        2.25%(c)
-----------------------------------------------------------------------------------
Net investment income (loss)                        (.55%)        .03%        (.25%)(c)
-----------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $1           $2           $2
-----------------------------------------------------------------------------------
Portfolio turnover rate                               31%          36%          23%
-----------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
28  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                         YEAR ENDED APRIL 30,
CLASS C                                            --------------------------------
PER SHARE DATA                                      2010         2009       2008(a)
Net asset value, beginning of period               $11.30       $17.19       $19.83
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         (.04)         .00(e)      (.03)
Net gains (losses) (both realized and
 unrealized)                                         4.13        (5.89)       (2.59)
-----------------------------------------------------------------------------------
Total from investment operations                     4.09        (5.89)       (2.62)
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.33)          --           --
Tax return of capital                                  --           --         (.02)
-----------------------------------------------------------------------------------
Total distributions                                  (.33)          --         (.02)
-----------------------------------------------------------------------------------
Net asset value, end of period                     $15.06       $11.30       $17.19
-----------------------------------------------------------------------------------
TOTAL RETURN                                       36.41%      (34.26%)     (13.21%)
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               2.45%        2.54%        2.76%(c)
-----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                            2.20%        2.25%        2.25%(c)
-----------------------------------------------------------------------------------
Net investment income (loss)                        (.31%)        .03%        (.27%)(c)
-----------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $2           $1           $1
-----------------------------------------------------------------------------------
Portfolio turnover rate                               31%          36%          23%
-----------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT  29

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                         YEAR ENDED APRIL 30,
CLASS I                                            --------------------------------
PER SHARE DATA                                      2010         2009       2008(a)
Net asset value, beginning of period               $11.48       $17.28       $19.83
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .10          .14          .07
Net gains (losses) (both realized and
 unrealized)                                         4.22        (5.94)       (2.59)
-----------------------------------------------------------------------------------
Total from investment operations                     4.32        (5.80)       (2.52)
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.45)          --           --
Tax return of capital                                  --           --         (.03)
-----------------------------------------------------------------------------------
Total distributions                                  (.45)          --         (.03)
-----------------------------------------------------------------------------------
Net asset value, end of period                     $15.35       $11.48       $17.28
-----------------------------------------------------------------------------------
TOTAL RETURN                                       37.91%      (33.57%)     (12.69%)
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.32%        1.41%        1.62%(c)
-----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                            1.07%        1.17%        1.20%(c)
-----------------------------------------------------------------------------------
Net investment income (loss)                         .71%        1.08%         .81%(c)
-----------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $4           $3           $9
-----------------------------------------------------------------------------------
Portfolio turnover rate                               31%          36%          23%
-----------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
30  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                         YEAR ENDED APRIL 30,
CLASS R5                                           --------------------------------
PER SHARE DATA                                      2010         2009       2008(a)
Net asset value, beginning of period               $11.47       $17.27       $19.83
-----------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .09          .13          .07
Net gains (losses) (both realized and
 unrealized)                                         4.22        (5.93)       (2.60)
-----------------------------------------------------------------------------------
Total from investment operations                     4.31        (5.80)       (2.53)
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.44)          --           --
Tax return of capital                                  --           --         (.03)
-----------------------------------------------------------------------------------
Total distributions                                  (.44)          --         (.03)
-----------------------------------------------------------------------------------
Net asset value, end of period                     $15.34       $11.47       $17.27
-----------------------------------------------------------------------------------
TOTAL RETURN                                       37.89%      (33.58%)     (12.75%)
-----------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.37%        1.46%        1.65%(c)
-----------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                            1.12%        1.22%        1.25%(c)
-----------------------------------------------------------------------------------
Net investment income (loss)                         .66%        1.05%         .76%(c)
-----------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--          $--
-----------------------------------------------------------------------------------
Portfolio turnover rate                               31%          36%          23%
-----------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from Oct. 18, 2007 (when shares became publicly available) to April 30, 2008.
(b) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(e) Rounds to zero.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. ORGANIZATION

RiverSource 120/20 Contrarian Equity Fund (the Fund) is a series of RiverSource Series Trust (the Trust) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Trust has unlimited authorized shares of beneficial interest. The Fund invests at least 80% of its net assets in equity securities. The Fund will hold long and short positions.

The Fund offers Class A, Class B, Class C, Class I and Class R5 shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R5 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

At April 30, 2010, RiverSource Investments, LLC* (the Investment Manager) owned 100% of Class I and Class R5 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

* Effective May 1, 2010, RiverSource Investments, LLC is known as Columbia Management Investment Advisers, LLC.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ADOPTION OF NEW ACCOUNTING STANDARD
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification(TM) (Codification) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. generally accepted accounting

--------------------------------------------------------------------------------
32  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but, rather, organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after Sept. 15, 2009. The Codification did not have an effect on the Fund's financial statements.

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Trust's Board of Trustees (the Board) generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account

--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available. Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

SECURITIES SOLD SHORT
The Fund may enter into short sales of securities that it concurrently holds or for which it holds no corresponding position. Short selling is the practice of selling securities which have been borrowed from a third party in anticipation of a decline in the market price of that security. Securities which have been sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The Fund is required to return securities borrowed for the short sale at the lender's demand. A realized gain, limited to the price at which the Fund sold the security short, or a realized loss, unlimited in size, will be recorded upon the termination of a short sale. Short sales are collateralized with segregated securities or cash held at the custodian as noted in the Portfolio of Investments, if any. The collateral required is determined daily based on the market value of the

--------------------------------------------------------------------------------
34  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

securities sold short. At April 30, 2010, the Fund had no outstanding securities sold short.

The Fund is liable to pay the counterparty for any dividends accrued on a security it has borrowed and sold short and to pay interest for any net financing costs incurred during the time the short position is held by the Fund. Such dividends (recognized on ex-date) and interest are recorded as an expense and shown in the Statement of Operations. During the year ended April 30, 2010, the Fund had no dividend or interest expense related to securities sold short in the Statement of Operations.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

FOREIGN CAPITAL GAINS TAXES
Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the FASB issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and non-recurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be

--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment and the impact to the financial statements.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose the Fund to certain additional risks, including those detailed below.

TOTAL RETURN SWAP TRANSACTIONS
The Fund may enter into total return swap transactions to obtain long or short exposure to the total return on a specified reference security, a basket of reference securities or a reference security index during the specified period, in return for periodic payments based on a fixed or variable interest rate. Total return swap transactions may be used to obtain exposure to a reference security or market without owning, taking physical custody of, or short selling such security or securities in a market.


--------------------------------------------------------------------------------
36  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

The notional amounts of total return swap contracts are not recorded in the financial statements. Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain or (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses).

Total return swap transactions may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swaps are subject to the risk associated with the investment in the reference securities. The risk in the case of short total return swap transactions is unlimited based on the potential for unlimited increases in the market value of the reference securities. This risk may be offset if the Fund holds any of the reference securities. The risk in the case of long total return swap transactions is limited to the current notional amount of the total return swap.

Total return swap transactions are also subject to the risk of the counterparty not fulfilling its obligations under the contract (counterparty credit risk). The Fund attempts to mitigate counterparty credit risk by entering into total return swap transactions only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Fund and any counterparty are required to maintain an agreement that requires the Fund and that counterparty to monitor (on a daily basis) the net market value of all derivative transactions entered into pursuant to the contract between the Fund and such counterparty. If the net market value of such derivatives transactions between the Fund and that counterparty exceeds a certain threshold (as defined in the agreement), the Fund or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives transactions presented in the financial statements are not netted with the market values of other derivatives transactions or with any collateral amounts posted by the Fund or any counterparty. At April 30, 2010, no collateral had been posted by either the Fund or the counterparty.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of

--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT APRIL 30, 2010


                            ASSET DERIVATIVES                 LIABILITY DERIVATIVES
                     -------------------------------  -------------------------------------
                     STATEMENT OF ASSETS              STATEMENT OF ASSETS
RISK EXPOSURE          AND LIABILITIES                  AND LIABILITIES
CATEGORY                   LOCATION       FAIR VALUE        LOCATION       FAIR VALUE
-------------------------------------------------------------------------------------------
Equity contracts     Unrealized                       Unrealized
                     appreciation on                  depreciation on
                     swap transactions      $26,342   swap transactions     $233,905
-------------------------------------------------------------------------------------------
Total                                       $26,342                         $233,905
-------------------------------------------------------------------------------------------


EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS
FOR THE YEAR ENDED APRIL 30, 2010


  AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
---------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                   SWAPS
---------------------------------------------------------------------
Equity contracts                                       $397,659
---------------------------------------------------------------------
Total                                                  $397,659
---------------------------------------------------------------------



 CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES
                       RECOGNIZED IN INCOME
-----------------------------------------------------------------
RISK EXPOSURE CATEGORY                              SWAPS
-----------------------------------------------------------------
Equity contracts                                  $(230,548)
-----------------------------------------------------------------
Total                                             $(230,548)
-----------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
SWAPS
The gross notional amount of contracts outstanding was approximately $16.4 million at April 30, 2010. The monthly average gross notional amount for these contracts was $13.2 million for the year ended April 30, 2010. The fair value of such contracts on April 30, 2010 is set forth in the table above.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.95% to 0.89% as the Fund's net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling

--------------------------------------------------------------------------------
38  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

36-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Russell 3000(R) Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.50% per year. If the performance difference is less than 1.00%, the adjustment will be zero. The first adjustment was made on Nov. 1, 2009 and covered the 24-month period beginning Nov. 1, 2007. The adjustment decreased the management fee by $16,065 for the year ended April 30, 2010. The management fee for the year ended April 30, 2010 was 0.91% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The fee for the year ended April 30, 2010 was 0.08% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended April 30, 2010, other expenses paid to this company were $217.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource, Seligman and Threadneedle funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation* (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets

--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

attributable to Class R5 shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

 * Effective May 1, 2010, RiverSource Service Corporation is known as Columbia Management Investment Services Corp.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc.** (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $74,000 and $15,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Jan. 31, 2010, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

** Effective May 1, 2010, RiverSource Fund Distributors, Inc. is known as
   Columbia Management Investment Distributors, Inc.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing the Fund shares were $42,342 for Class A, $648 for Class B and $1,217 for Class C for the year ended April 30, 2010.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the year ended April 30, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds***), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class A..............................................  1.44%
Class B..............................................  2.20
Class C..............................................  2.20
Class I..............................................  1.07
Class R5.............................................  1.12


The management fees waived/reimbursed at the Fund level were $96,409.


--------------------------------------------------------------------------------
40  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

Under an agreement which is effective until June 30, 2010, the Investment Manager and its affiliates contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds***), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class' average daily net assets:

Class A..............................................  1.50%
Class B..............................................  2.26
Class C..............................................  2.25
Class I..............................................  1.11
Class R5.............................................  1.16


Effective July 1, 2010, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until June 30, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds***), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class' average daily net assets:

Class A..............................................  1.50%
Class B..............................................  2.26
Class C..............................................  2.25
Class I..............................................  1.17
Class R5.............................................  1.22


*** In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $11,785,827 and $14,380,097, respectively, for the year ended April 30, 2010. Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

6. SHARE TRANSACTIONS

Transactions in shares for the periods indicated were as follows:

YEAR ENDED APRIL 30,                           2010       2009*
-----------------------------------------------------------------
CLASS A
Sold                                          481,881   1,401,889
Converted from Class B**                       24,827      18,436
Reinvested distributions                       63,209          --
Redeemed                                     (787,131) (1,118,830)
-----------------------------------------------------------------
Net increase (decrease)                      (217,214)    301,495
-----------------------------------------------------------------
CLASS B
Sold                                           19,918      75,915
Reinvested distributions                        1,905          --
Converted to Class A**                        (25,142)    (18,522)
Redeemed                                      (45,433)    (53,716)
-----------------------------------------------------------------
Net increase (decrease)                       (48,752)      3,677
-----------------------------------------------------------------
CLASS C
Sold                                           63,582     102,703
Reinvested distributions                        3,208          --
Redeemed                                      (25,802)    (26,748)
-----------------------------------------------------------------
Net increase (decrease)                        40,988      75,955
-----------------------------------------------------------------
CLASS I
Redeemed                                           --    (216,309)
-----------------------------------------------------------------
Net increase (decrease)                            --    (216,309)
-----------------------------------------------------------------


 * Certain line items from the prior year have been renamed to conform to the current year presentation.
** Automatic conversion of Class B shares to Class A shares based on the original purchase date.

7. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of RiverSource, Seligman and Threadneedle funds and other institutional clients of the Investment Manager. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $11,421,457 and $12,615,015, respectively, for the year ended April 30, 2010. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at April 30, 2010, can be found in the Portfolio of Investments.


--------------------------------------------------------------------------------
42  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

8. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 15, 2009, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. Prior to Oct. 15, 2009, the credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permitted collective borrowings up to $475 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the year ended April 30, 2010.

9. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of foreign currency transactions, recognition of unrealized appreciation (depreciation) for certain derivative investments, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.


--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

In the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $398,100 and accumulated net realized loss has been increased by $398,100.

The tax character of distributions paid for the years indicated was as follows:

YEAR ENDED APRIL 30,                              2010     2009
---------------------------------------------------------------
Ordinary income                                $1,139,640   $--
Long-term capital gain                                 --    --


At April 30, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                     $    270,010
Undistributed accumulated long-term gain          $         --
Accumulated realized loss                         $(11,229,719)
Unrealized appreciation (depreciation)            $    531,186


For federal income tax purposes, the Fund had a capital loss carry-over of $11,229,719 at April 30, 2010, that if not offset by capital gains will expire as follows:


   2017          2018
$3,090,734    $8,138,985


It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

10. RISKS RELATING TO CERTAIN INVESTMENTS

SHORT SELLING RISK
The Fund may make short sales, which involves selling a security the Fund does not own in anticipation that the security's price will decline. The Fund's potential losses could exceed those of other mutual funds which hold only long security positions if the value of the securities held long decreases and the value of the securities sold short increases. The Fund's use of short sales in effect "leverages" the Fund, as the Fund intends to use the cash proceeds from the short sales to invest in additional long securities. Leveraging potentially exposes the Fund to greater risks due to unanticipated market movements, which may magnify losses and increase volatility of returns. There is no assurance that a leveraging strategy will be successful.


--------------------------------------------------------------------------------
44  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

11. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

12. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of

--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
46  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND:


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of RiverSource 120/20 Contrarian Equity Fund (the
Fund) (one of the portfolios constituting the RiverSource Series Trust) as of April 30, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from October 18, 2007 (when shares became publicly available) to April 30, 2008. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2010, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.


--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT  47

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued) ------------

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource 120/20 Contrarian Equity Fund of the RiverSource Series Trust at April 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period from October 18, 2007 (when shares became publicly available) to April 30, 2008, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
June 23, 2010


--------------------------------------------------------------------------------
48  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT

FEDERAL INCOME TAX INFORMATION -------------------------------------------------
(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes

Fiscal year ended April 30, 2010

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Qualified Dividend Income for individuals....................    100.00%
    Dividends Received Deduction for corporations................    100.00%
    U.S. Government Obligations..................................      0.00%


The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.


--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT  49

BOARD MEMBERS AND OFFICERS -----------------------------------------------------

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of the Fund's Board members. Each Board member oversees 152 RiverSource, Seligman and Threadneedle funds. Under current Board policy, members may serve until the next regular shareholders' meeting, until he or she reaches the mandatory retirement age established by the Board, or the fifteenth anniversary of the first Board meeting they attended as members of the Board.

INDEPENDENT BOARD MEMBERS*

                                                                                                          OTHER PRESENT OR
NAME,                      POSITION HELD                                                                  PAST DIRECTORSHIPS
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     (WITHIN PAST 5
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   YEARS)
------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz             Board member since    Chief Justice, Minnesota Supreme Court, 1998-2006;       None
901 S. Marquette Ave.      1/11/06               Attorney
Minneapolis, MN 55402
Age 55
------------------------------------------------------------------------------------------------------------------------------

Arne H. Carlson            Board member since    Chair, RiverSource and Threadneedle Funds, 1999-2006;    None
901 S. Marquette Ave.      1/5/99                former Governor of Minnesota
Minneapolis, MN 55402
Age 75
------------------------------------------------------------------------------------------------------------------------------

Pamela G. Carlton          Board member since    President, Springboard -- Partners in Cross Cultural     None
901 S. Marquette Ave.      11/11/07              Leadership (consulting company)
Minneapolis, MN 55402
Age 55
------------------------------------------------------------------------------------------------------------------------------

Patricia M. Flynn          Board member since    Trustee Professor of Economics and Management, Bentley   None
901 S. Marquette Ave.      11/1/04               University; former Dean, McCallum Graduate School of
Minneapolis, MN 55402                            Business, Bentley University
Age 59
------------------------------------------------------------------------------------------------------------------------------

Anne P. Jones              Board member since    Attorney and Consultant                                  None
901 S. Marquette Ave.      3/1/85
Minneapolis, MN 55402
Age 75
------------------------------------------------------------------------------------------------------------------------------

Jeffrey Laikind, CFA       Board member since    Former Managing Director, Shikiar Asset Management       American Progressive
901 S. Marquette Ave.      11/1/05                                                                        Insurance; Hapoalim
Minneapolis, MN 55402                                                                                     Securities USA, Inc.
Age 74
------------------------------------------------------------------------------------------------------------------------------

Stephen R. Lewis, Jr.      Chair of the Board    President Emeritus and Professor of Economics, Carleton  Valmont Industries,
901 S. Marquette Ave.      since 1/1/07,         College                                                  Inc. (manufactures
Minneapolis, MN 55402      Board member                                                                   irrigation systems)
Age 71                     since 1/1/02

------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
50  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                                                          OTHER PRESENT OR
NAME,                      POSITION HELD                                                                  PAST DIRECTORSHIPS
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     (WITHIN PAST 5
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   YEARS)
------------------------------------------------------------------------------------------------------------------------------
John F. Maher              Board member          Retired President and Chief Executive Officer and        None
901 S. Marquette Ave.      since 11/7/08         former Director, Great Western Financial Corporation
Minneapolis, MN 55402                            (financial services), 1986-1997
Age 67
------------------------------------------------------------------------------------------------------------------------------

Catherine James Paglia     Board member since    Director, Enterprise Asset Management, Inc. (private     None
901 S. Marquette Ave.      11/1/04               real estate and asset management company)
Minneapolis, MN 55402
Age 57
------------------------------------------------------------------------------------------------------------------------------

Leroy C. Richie            Board member          Counsel, Lewis & Munday, P.C. since 1987; Vice           Digital Ally, Inc.
901 S. Marquette Ave.      since 11/7/08         President and General Counsel, Automotive Legal          (digital imaging);
Minneapolis, MN 55402                            Affairs, Chrysler Corporation, 1990-1997                 Infinity, Inc. (oil
Age 68                                                                                                    and gas exploration
                                                                                                          and production); OGE
                                                                                                          Energy Corp. (energy
                                                                                                          and energy services)
------------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby       Board member since    Chief Executive Officer and Director, RiboNovix, Inc.    Idera
901 S. Marquette Ave.      11/13/02              since 2003 (biotechnology); former President, Aquila     Pharmaceuticals,
Minneapolis, MN 55402                            Biopharmaceuticals                                       Inc.
Age 66                                                                                                    (biotechnology);
                                                                                                          Healthways, Inc.
                                                                                                          (health management
                                                                                                          programs)
------------------------------------------------------------------------------------------------------------------------------



* Mr. Laikind may be deemed, as a technical matter, an interested person of RiverSource International Managers Series, Inc. and RiverSource Variable Series Trust because he serves as an independent director of a broker-dealer that has executed transactions for subadvisers to certain of the funds.


--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT  51

BOARD MEMBERS AND OFFICERS (continued) -----------------------------------------

BOARD MEMBER AFFILIATED WITH THE INVESTMENT MANAGER*


                                                                                                          OTHER PRESENT OR
NAME,                      POSITION HELD                                                                  PAST DIRECTORSHIPS
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     (WITHIN PAST 5
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   YEARS)
------------------------------------------------------------------------------------------------------------------------------
William F. Truscott        Board member          Chairman of the Board, Columbia Management Investment    None
53600 Ameriprise           since 11/7/01,        Advisers, LLC (formerly RiverSource Investments, LLC)
Financial Center           Vice President since  since May 2010 (previously President, Chairman of the
Minneapolis, MN 55474      2002                  Board and Chief Investment Officer, 2001-April 2010);
Age 49                                           Senior Vice President, Atlantic Funds, Columbia Funds
                                                 and Nations Funds since May 2010; Chief Executive
                                                 Officer, U.S. Asset Management &
                                                 President -- Annuities, Ameriprise Financial, Inc.
                                                 since May 2010 (previously President -- U.S. Asset
                                                 Management and Chief Investment Officer, 2005-April
                                                 2010 and Senior Vice President -- Chief Investment
                                                 Officer, 2001-2005); Director, President and Chief
                                                 Executive Officer, Ameriprise Certificate Company since
                                                 2006; Director, Columbia Management Investment
                                                 Distributors, Inc. (formerly RiverSource Fund
                                                 Distributors, Inc.) since May 2010 (previously Chairman
                                                 of the Board and Chief Executive Officer, 2008-April
                                                 2010); Chairman of the Board and Chief Executive
                                                 Officer, RiverSource Distributors, Inc. since 2006;
                                                 former Chief Investment Officer and Managing Director,
                                                 Zurich Scudder Investments
------------------------------------------------------------------------------------------------------------------------------


* Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the investment manager or Ameriprise Financial.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling 800.221.2450; contacting your financial intermediary; or visiting riversource.com/funds.


--------------------------------------------------------------------------------
52  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS


NAME,                      POSITION HELD
ADDRESS,                   WITH FUNDS AND        PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
J. Kevin Connaughton       President since       Senior Vice President and General Manager -- Mutual
One Financial Center       5/1/10                Fund Products, Columbia Management Investment Advisers,
Boston, MA 02111                                 LLC since May 2010; President, Columbia Funds since
Age 46                                           2009 (previously Senior Vice President and Chief
                                                 Financial Officer, June 2008 -- January 2009);
                                                 President, Atlantic Funds and Nations Funds since 2009;
                                                 Managing Director of Columbia Management Advisors, LLC,
                                                 December 2004 -- April 2010; Treasurer, Columbia Funds,
                                                 October 2003 -- May 2008; Treasurer, the Liberty Funds,
                                                 Stein Roe Funds and Liberty All-Star Funds, December
                                                 2000 -- December 2006; Senior Vice
                                                 President -- Columbia Management Advisors, LLC, April
                                                 2003 -- December 2004; President, Columbia Funds,
                                                 Liberty Funds and Stein Roe Funds, February
                                                 2004 -- October 2004
--------------------------------------------------------------------------------------------------------

Amy K. Johnson             Vice President since  Senior Vice President and Chief Operating Officer,
5228 Ameriprise Financial  12/5/06               Columbia Management Investment Advisers, LLC (formerly
Center Minneapolis, MN                           RiverSource Investments, LLC) since May 2010
55474                                            (previously Chief Administrative Officer, 2009 -- April
Age 44                                           2010 and Vice President -- Asset Management and Trust
                                                 Company Services, 2006-2009 and Vice
                                                 President -- Operations and Compliance, 2004-2006);
                                                 Senior Vice President, Atlantic Funds, Columbia Funds
                                                 and Nations Funds since May 2010; Director of Product
                                                 Development -- Mutual Funds, Ameriprise Financial,
                                                 Inc., 2001-2004
--------------------------------------------------------------------------------------------------------

Jeffrey P. Fox             Treasurer since       Chief Financial Officer, Columbia Management Investment
105 Ameriprise             7/10/02               Distributors, Inc. (formerly RiverSource Fund
Financial Center                                 Distributors, Inc.) and of Seligman Data Corp. since
Minneapolis, MN 55474                            2008; Vice President -- Investment Accounting,
Age 54                                           Ameriprise Financial, Inc. since 2002; Chief Financial
                                                 Officer, RiverSource Distributors, Inc. since 2006

--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT  53

BOARD MEMBERS AND OFFICERS (continued) -----------------------------------------

NAME,                      POSITION HELD
ADDRESS,                   WITH FUNDS AND        PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Scott R. Plummer           Vice President,       Chief Legal Officer and Assistant Secretary, Columbia
5228 Ameriprise Financial  General Counsel and   Management Investment Advisers, LLC (formerly
Center                     Secretary since       RiverSource Investments, LLC) since June 2005; Vice
Minneapolis, MN 55474      12/5/06               President and Lead Chief Counsel -- Asset Management,
Age 50                                           Ameriprise Financial, Inc. since May 2010 (previously
                                                 Vice President and Chief Counsel -- Asset Management,
                                                 2005-April 2010 and Vice President -- Asset Management
                                                 Compliance, 2004-2005); Senior Vice President,
                                                 Secretary and Chief Legal Officer, Atlantic Funds,
                                                 Columbia Funds and Nations Funds since May 2010; Vice
                                                 President, Chief Counsel and Assistant Secretary,
                                                 Columbia Management Investment Distributors, Inc.
                                                 (formerly RiverSource Fund Distributors, Inc.) since
                                                 2008; Vice President, General Counsel and Secretary,
                                                 Ameriprise Certificate Company since 2005; Chief
                                                 Counsel, RiverSource Distributors, Inc. since 2006;
                                                 Senior Vice President and Chief Compliance Officer,
                                                 USBancorp Asset Management, 2002-2004
--------------------------------------------------------------------------------------------------------

Michael A. Jones           Vice President since  Director and President, Columbia Management Investment
100 Federal Street         5/1/10                Advisers, LLC since May 2010; President and Director,
Boston, MA 02110                                 Columbia Management Investment Distributors, Inc. since
Age 51                                           May 2010; Senior Vice President, Atlantic Funds,
                                                 Columbia Funds and Nations Funds since May 2010;
                                                 Manager, Chairman, Chief Executive Officer and
                                                 President, Columbia Management Advisors, LLC,
                                                 2007 -- April 2010; Chief Executive Officer, President
                                                 and Director, Columbia Management Distributors, Inc.,
                                                 2006 -- April 2010; former Co-President and Senior
                                                 Managing Director, Robeco Investment Management
--------------------------------------------------------------------------------------------------------

Colin Moore                Vice President since  Chief Investment Officer, Columbia Management
One Financial Center       5/1/10                Investment Advisers, LLC since May 2010; Senior Vice
Boston, MA 02111                                 President, Atlantic Funds, Columbia Funds and Nations
Age 52                                           Funds since May 2010; Manager, Managing Director and
                                                 Chief Investment Officer, Columbia Management Advisors,
                                                 LLC, 2007- April 2010; Head of Equities, Columbia
                                                 Management Advisors, LLC, 2002-Sept. 2007
--------------------------------------------------------------------------------------------------------

Linda Wondrack             Chief Compliance      Vice President and Chief Compliance Officer, Columbia
One Financial Center       Officer since 5/1/10  Management Investment Advisers, LLC since May 2010;
Boston, MA 02111                                 Chief Compliance Officer, Columbia Funds since 2007;
Age 46                                           Senior Vice President and Chief Compliance Officer,
                                                 Atlantic Funds and Nations Funds since 2007; Director
                                                 (Columbia Management Group, LLC and Investment Product
                                                 Group Compliance), Bank of America, June 2005 -- April
                                                 2010; Director of Corporate Compliance and Conflicts
                                                 Officer, MFS Investment Management (investment
                                                 management), August 2004 -- May 2005

--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
54  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

NAME,                      POSITION HELD
ADDRESS,                   WITH FUNDS AND        PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Neysa M. Alecu             Money Laundering      Vice President -- Compliance, Ameriprise Financial,
2934 Ameriprise Financial  Prevention Officer    Inc. since 2008; Anti-Money Laundering Officer and
Center                     since 11/9/05 and     Identity Theft Prevention Officer, Columbia Management
Minneapolis, MN 55474      Identity Theft        Investment Distributors, Inc. (formerly RiverSource
Age 46                     Prevention Officer    Fund Distributors, Inc.) since 2008; Anti-Money
                           since 2008            Laundering Officer, Ameriprise Financial, Inc. since
                                                 2005; Compliance Director, Ameriprise Financial, Inc.,
                                                 2004-2008;
--------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT  55

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

Columbia Management Investment Advisers, LLC ("Columbia Management" or the "investment manager"), formerly known as RiverSource Investments, LLC, a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), Columbia Management provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Trustees (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2010, including reports based on data provided by independent organizations and a comprehensive response to each item of information requested by independent legal counsel to the Independent Directors ("Independent Legal Counsel") in a letter to the investment manager, to assist the Board in making this determination. All of the materials presented in March and April 2010 were first supplied in draft form to designated representatives of the Independent Directors, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund's expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement. At the April 6-8, 2010 in-person Board meeting, Independent Legal Counsel reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management: The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, most notably, management's announcement of the massive

--------------------------------------------------------------------------------
56  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


investment made in the acquisition of the long-term asset management business of Columbia Management Group, LLC (the "Columbia Transaction") and the completed integration of J. & W. Seligman & Co. Incorporated, acquisitions which should continue to enhance investment capabilities and provide access to a greater depth of experienced portfolio managers in key categories. The Board noted, in particular, that upon the close of the Columbia Transaction, RiverSource will have grown to 10 investment offices (compared to 6 in 2009). In addition, the Board reviewed information concerning the investment manager's new Chief Investment Officer upon the close of the Columbia Transaction, including the application of his particular investment philosophy, which is intended to enhance the risk and portfolio management oversight of the entire fund family.

Moreover, in connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board considered the quality of the administrative and transfer agency services provided by Columbia Management's affiliates to the Fund. The Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement. Further, the Board considered Columbia Management's ability to retain key personnel in certain targeted areas and its expectations in this regard. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.


--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT  57

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund:
The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to Columbia Management's profitability. They also reviewed information in the report showing the fees charged by Columbia Management to other client accounts (with similar investment strategies to those of the Fund).

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund (excluding the effect of a performance incentive adjustment), with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer group's median expense ratio. The Board also considered the Fund's performance incentive adjustment and noted its continued appropriateness. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered various preliminary integration plans in connection with the Columbia Transaction which, if implemented, would impact the fee structures of various RiverSource Funds. The Board was satisfied with the principles underlying these plans, which, at their preliminary stage, are designed to achieve a rational, consistent pricing model across the combined fund families, as well as preserve the "pricing philosophy" of the Funds.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. In this regard, the Board observed slightly reduced profitability in 2009 vs. 2008. The Board also considered the services acquired by the investment manager through the use of

--------------------------------------------------------------------------------
58  RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2010, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for an additional annual period.

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.221.2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
             RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND -- 2010 ANNUAL REPORT  59

RIVERSOURCE 120/20 CONTRARIAN EQUITY FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by Columbia Management Investment Distributors,
                                Inc. (formerly known as RiverSource Fund Distributors,
                                Inc.), member FINRA, and managed by Columbia Management
                                Investment Advisers, LLC (formerly known as RiverSource
                                Investments, LLC).
                                (C)2010 Columbia Management Investment Advisers, LLC. All
(COLUMBIA MANAGEMENT LOGO)      rights reserved.                                                   S-6519 E (6/10)

Annual Report
and Prospectus
                                                      (COLUMBIA MANAGEMENT LOGO)

RIVERSOURCE
RECOVERY AND INFRASTRUCTURE FUND

--------------------------------------------------------------------------------

ANNUAL REPORT FOR THE PERIOD ENDED
APRIL 30, 2010
(Prospectus also enclosed)

RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH LONG-TERM GROWTH OF CAPITAL.

This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.

 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Manager Commentary.................    6

The Fund's Long-term Performance...   12

Fund Expenses Example..............   14

Portfolio of Investments...........   17

Statement of Assets and
  Liabilities......................   25

Statement of Operations............   27

Statements of Changes in Net
  Assets...........................   28

Financial Highlights...............   30

Notes to Financial Statements......   35

Report of Independent Registered
  Public Accounting Firm...........   49

Federal Income Tax Information.....   51

Board Members and Officers.........   52

Approval of Investment Management
  Services Agreement...............   58

Proxy Voting.......................   61




--------------------------------------------------------------------------------
2  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Recovery and Infrastructure Fund (the Fund) Class A shares gained
  69.75% (excluding sales charge) for the 12 months ended April 30, 2010.

> The Fund outperformed its benchmark, the Standard and Poor's 500 Index (S&P
  500 Index), which rose 38.84% for the same time period.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2010)
--------------------------------------------------------------------------------


                                                        SINCE
                                                      INCEPTION
                                              1 YEAR   2/19/09
---------------------------------------------------------------
RiverSource Recovery and Infrastructure
  Fund
  Class A (excluding sales charge)           +69.75%   +92.81%
---------------------------------------------------------------
S&P 500 Index (unmanaged)                    +38.84%   +45.47%
---------------------------------------------------------------



(See "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 800.221.2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The index does not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
           RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2010
                                                         SINCE
Without sales charge                           1 YEAR  INCEPTION
Class A (inception 2/19/09)                   +69.75%   +92.81%
----------------------------------------------------------------
Class B (inception 2/19/09)                   +68.49%   +91.33%
----------------------------------------------------------------
Class C (inception 2/19/09)                   +68.49%   +91.33%
----------------------------------------------------------------
Class I (inception 2/19/09)                   +70.41%   +93.66%
----------------------------------------------------------------
Class R2 (inception 2/19/09)                  +69.04%   +91.99%
----------------------------------------------------------------
Class R3 (inception 2/19/09)                  +69.55%   +92.48%
----------------------------------------------------------------
Class R4 (inception 2/19/09)                  +69.94%   +92.99%
----------------------------------------------------------------
Class R5 (inception 2/19/09)                  +70.32%   +93.49%
----------------------------------------------------------------

With sales charge
Class A (inception 2/19/09)                   +59.99%   +83.47%
----------------------------------------------------------------
Class B (inception 2/19/09)                   +63.49%   +88.36%
----------------------------------------------------------------
Class C (inception 2/19/09)                   +67.49%   +91.33%
----------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4 and Class R5 shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to qualifying institutional investors only.


--------------------------------------------------------------------------------
4  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

MORNINGSTAR STYLE BOX(TM)
--------------------------------------------------------------------------------



      Equity Style
Value    Blend   Growth
                          Large
           X              Medium   Size
                          Small



The Morningstar Style Box(TM) reveals a fund's investment strategy. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.






RiverSource Recovery and Infrastructure Fund concentrates its investments in infrastructure-related securities, which involve greater risk and volatility than more diversified investments, including greater exposure to adverse economic, regulatory, political, legal, and other changes affecting the issuers of such securities. The Fund may also invest in foreign securities, small and mid-sized companies, real estate investment trusts, or exchange-traded funds
(ETFs), which involve additional risks. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. Investments in real estate involve market risk, issuer risk, diversification risk, and sector/concentration risk. The price movement of an ETF may not track the underlying index and may result in a loss. The Fund is non-diversified, and may be more exposed to the risks of loss and volatility than a fund that invests more broadly. See the Fund's prospectus for information on these and other risks associated with the Fund.

(C)2010 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.


--------------------------------------------------------------------------------
           RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT  5

MANAGER COMMENTARY -------------------------------------------------------------

Dear Shareholders,

RiverSource Recovery and Infrastructure Fund (the Fund) Class A shares gained 69.75% (excluding sales charge) for the 12 months ended April 30, 2010. The Fund outperformed its benchmark, the Standard & Poor's 500(R) Index (S&P 500 Index), which gained 38.84% for the same time period.

SIGNIFICANT PERFORMANCE FACTORS
Recovery and infrastructure companies rallied during the annual period, supported by an improving economy in the U.S. -- including stabilizing unemployment -- as well as an accommodative monetary policy that remained in effect throughout the period and the spillover of fiscal stimulus measures. Improving economic conditions around the globe, with particularly few signs of slowing in the economies of Asia and other emerging markets, gave a further boost to the equity market broadly. The more economically-sensitive, cyclical sectors of the equity market in general and infrastructure-related industries in particular, where the Fund had its greatest allocations, generated especially strong returns. Amidst these supportive conditions, along with ongoing interest in developing and improving infrastructure in the U.S. and around the world, the Fund

SECTOR BREAKDOWN(1) (at April 30, 2010)
---------------------------------------------------------------------

Consumer Discretionary                      2.9%
------------------------------------------------
Energy                                      6.6%
------------------------------------------------
Health Care                                 0.5%
------------------------------------------------
Industrials                                50.7%
------------------------------------------------
Information Technology                     25.9%
------------------------------------------------
Materials                                  11.8%
------------------------------------------------
Utilities                                   0.9%
------------------------------------------------
Other(2)                                    0.7%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
6  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

performed well during the annual period, significantly outpacing its benchmark, the S&P 500 Index.

The Fund's outperformance was due in part to its significant weighting in industrials, which was one of the three best performing sectors in the S&P 500 Index during the annual period. Just over half of the Fund's net assets were allocated to the industrials sector. Having an even greater positive impact on the Fund's performance was effective industry and security selection. Indeed, security selection was effective in seven of the eight sectors of the S&P 500 Index in which the Fund held positions during the annual period. Security selection was particularly helpful in industrials, information technology, materials and consumer discretionary.

In the industrials sector, positions in heavy machinery firms TEREX and CATERPILLAR contributed strongly to the Fund's performance relative to the S&P 500 Index during the annual period. Within information technology, positions in SANMINA-SCI and FLEXTRONICS, each a contract electronics manufacturing services provider, were top performers. In materials, a position in metals producer FREEPORT-MCMORAN COPPER & GOLD helped most. Within the consumer discretionary sector, a position in FORD MOTOR

TOP TEN HOLDINGS(1) (at April 30, 2010)
---------------------------------------------------------------------

Sanmina-SCI Corp.                           6.4%
------------------------------------------------
Tellabs, Inc.                               5.0%
------------------------------------------------
Chicago Bridge & Iron Co. NV                3.8%
------------------------------------------------
KBR, Inc.                                   3.7%
------------------------------------------------
Terex Corp.                                 3.3%
------------------------------------------------
Foster Wheeler AG                           3.2%
------------------------------------------------
Flextronics International Ltd.              3.1%
------------------------------------------------
Ford Motor Co.                              3.0%
------------------------------------------------
Honeywell International, Inc.               2.5%
------------------------------------------------
Alcoa, Inc.                                 2.5%
------------------------------------------------


(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
           RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT  7

MANAGER COMMENTARY (continued) -------------------------------------------------


performed well, with its shares gaining ground as it emerged as the sole American automaker to survive the steepest sales downturn in decades without a government bailout.

Industry selection was the major driver of the Fund's performance within the energy sector. An emphasis on oil services and drilling companies helped, as this industry outperformed exploration and production and integrated oil companies overall during the annual period.

Of course, there were disappointments as well. Having no exposure at all to the financials sector, which was the leading performer in the S&P 500 Index during the annual period, detracted from results. Stock selection in the utilities sector also detracted, driven by the disappointing performance of the Fund's sole holding in this sector, VEOLIA ENVIRONNEMENT.

Among those individual holdings that detracted most during the annual period were three engineering and construction firms within the industrials sector -- namely, ASTEC INDUSTRIES, FOSTER WHEELER and QUANTA SERVICES. The performance of these firms lagged due primarily to the fact that each was completing legacy contracts signed during the trough of economic weakness and thus featured less profitable terms that were, in turn, reflected in company earnings. Toward the end of the annual period, there was a notable move in these firms' backlogs, and thus we believe prospects ahead for engineering and construction firms as an industry remain compelling.

CHANGES TO THE FUND'S PORTFOLIO
Early in the annual period, we increased the Fund's exposure to the information technology sector, particularly adding to positions in contract electronic manufacturing services providers. We added substantially to the Fund's holding in Sanmina-SCI, building it to the Fund's largest position during the annual period. To the Fund's benefit, Sanmina-SCI was also the portfolio's best performing holding during the annual period. Later in the reporting period, we built the Fund's position in telecommunications equipment manufacturer TELLABS to become the portfolio's second largest holding during the annual period. We added to the Fund's holding in Tellabs on weakness, given our positive view of its prospects ahead. During the second half of the annual period, we established a position in

--------------------------------------------------------------------------------
8  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

paper and forest products company WEYERHAEUSER based primarily on its attractive timberland assets.

Through much of the annual period, we sold most of the Fund's positions in health care, as the sector had performed well and we saw an opportunity to take profits. We also took some profits in select energy positions. Notably, we sold the Fund's position in offshore drilling contractor TRANSOCEAN very soon after news of the tragic accident in the Gulf of Mexico. Based in large part on in-depth individual security and relative value analysis, we redeployed proceeds from both the health care and energy sectors primarily into a basket of the industrial sector's engineering and construction firms.

At the end of April 2010, the Fund had the majority of its assets in the industrials sector, followed by the information technology and materials sectors. It had more modest exposure to the energy, consumer discretionary and utilities sectors. The Fund had only a very small position remaining in the health care sector and had no holdings at all in the financials, consumer staples or telecommunication services sectors at the end of the annual period.

OUR FUTURE STRATEGY
In the weeks soon following the close of the annual period, investor concerns regarding the debt crisis in Greece came to the fore and impacted equity markets globally. In our view, part of the solution to the economic problems in Europe -- including those of Greece as well as Spain, Portugal and Ireland -- are the same strategies put into effect to pull the U.S. economy out of its recession. That is, easing


  In short, we continue to be bullish for recovery and infrastructure companies going forward despite their strong performance during the annual period ended April 30, 2010.






--------------------------------------------------------------------------------
           RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT  9

MANAGER COMMENTARY (continued) -------------------------------------------------

monetary policy and fiscal stimulus. Should such strategies indeed be implemented, we believe they would have a positive impact on demand for infrastructure projects in Europe and elsewhere internationally in similar fashion as they have had in the U.S.

As for our management strategy going forward, we continue to believe that sector allocation will play an increasingly greater role than industry or individual security selection in Fund performance. For example, we believe the industrials sector, where, as mentioned, the Fund had approximately half of its net assets invested at the end of the annual period, should continue to perform particularly well in the months ahead.

We believe engineering and construction firms, which are included in the industrials group, could perform especially strongly. In our view, industrials should do well because of several factors. First, industrials are closely tied to the commodity areas, and the commodity areas have been strong overall. Second, much of the U.S. stimulus money has been delayed getting to actual construction projects, and we anticipate much of that will finally show up as 2010 progresses. Third, the economy continues to strengthen, albeit slowly. Such improved economic conditions tend to support performance by economically-sensitive sectors such as industrials. Finally, economic growth has been comparatively strong in Asia and other emerging markets, which is anticipated to further boost commodity prices and thus industrials.

We believe the information technology sector could also perform well in the coming months, as several industries within the sector are closely tied to infrastructure building. For instance, in building and repairing infrastructure around the globe, telecommunications systems need to be built, towers need to be put up, and technology specialists need to be hired. We are especially optimistic regarding those information technology companies that have a role in supporting the growing middle class and growing business communities in China and India.


--------------------------------------------------------------------------------
10  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

In short, we continue to be bullish for recovery and infrastructure companies going forward despite their strong performance during the annual period ended April 30, 2010.




Warren Spitz
Senior Portfolio Manager



Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC(*) (the Investment Manager) or any subadviser to the Fund or any other person in the Investment Manager or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and the Investment Manager disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Fund.

* Effective May 1, 2010, RiverSource Investments, LLC is known as Columbia Management Investment Advisers, LLC.


--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT  11

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Recovery and Infrastructure Fund Class A shares (from 2/19/2009 to 4/30/2010) as compared to the performance of the Standard & Poor's 500 Index. In comparing the Fund's Class A shares to this index, you should take into account the fact that the Fund's performance reflects the maximum initial sales charge of 5.75%, while such charges are not reflected in the performance of the index. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at April 30, 2010
                                                                SINCE
                                                              INCEPTION
                                                     1 YEAR    2/19/09
RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000                 $15,999    $20,611
-----------------------------------------------------------------------
     Average annual total return                    +59.99%    +83.47%
-----------------------------------------------------------------------
S&P 500 INDEX(1)
     Cumulative value of $10,000                    $13,884    $15,627
-----------------------------------------------------------------------
     Average annual total return                    +38.84%    +45.47%
-----------------------------------------------------------------------



Results for other share classes can be found on page 4.


--------------------------------------------------------------------------------
12  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND LINE GRAPH)

                          RIVERSOURCE RECOVERY
                           AND INFRASTRUCTURE
                               FUND CLASS
                               A (INCLUDES             S&P 500
                              SALES CHARGE)            INDEX(1)
                          --------------------    ------------------
2/19/09                          $ 9,425                $10,000
4/09                              12,142                 11,254
7/09                              14,316                 12,808
10/09                             15,862                 13,510
1/10                              17,224                 14,072
4/10                              20,611                 15,627




(1) The Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices. The Fund's performance will be measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT  13

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended April 30, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
14  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 NOV. 1, 2009  APRIL 30, 2010  THE PERIOD(a)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
Class A
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,299.40        $ 6.48         1.13%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.30        $ 5.69         1.13%
-------------------------------------------------------------------------------------------
Class B
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,294.40        $10.81         1.89%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,015.51        $ 9.50         1.89%
-------------------------------------------------------------------------------------------
Class C
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,294.40        $10.81         1.89%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,015.51        $ 9.50         1.89%
-------------------------------------------------------------------------------------------
Class I
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,301.30        $ 4.30          .75%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,021.19        $ 3.78          .75%
-------------------------------------------------------------------------------------------
Class R2
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,296.20        $ 8.82         1.54%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,017.25        $ 7.75         1.54%
-------------------------------------------------------------------------------------------
Class R3
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,297.60        $ 7.45         1.30%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,018.45        $ 6.54         1.30%
-------------------------------------------------------------------------------------------
Class R4
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,300.00        $ 6.02         1.05%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,019.70        $ 5.29         1.05%


--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT  15

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

                                  BEGINNING        ENDING         EXPENSES
                                ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 NOV. 1, 2009  APRIL 30, 2010  THE PERIOD(a)  EXPENSE RATIO
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Class R5
-------------------------------------------------------------------------------------------
  Actual(b)                         $1,000        $1,301.40        $ 4.59          .80%
-------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000        $1,020.94        $ 4.03          .80%
-------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended April 30, 2010: +29.94% for Class A, +29.44% for Class B, +29.44% for Class C, +30.13% for Class I, +29.62% for Class R2, +29.76% for Class R3, +30.00% for Class R4 and +30.14%
    for Class R5.


--------------------------------------------------------------------------------
16  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

APRIL 30, 2010
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (99.6%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (6.4%)
Goodrich Corp.                                          44,966             $3,335,578
Honeywell International, Inc.                          317,297             15,062,089
ITT Corp.                                              243,346             13,522,737
The Boeing Co.                                          98,100              7,105,383
                                                                      ---------------
Total                                                                      39,025,787
-------------------------------------------------------------------------------------

AIRLINES (1.1%)
Delta Air Lines, Inc.                                  566,565(b,f)         6,844,105
-------------------------------------------------------------------------------------

AUTOMOBILES (2.9%)
Ford Motor Co.                                       1,371,714(b,f)        17,859,716
-------------------------------------------------------------------------------------

CHEMICALS (4.6%)
EI du Pont de Nemours & Co.                            160,996              6,414,081
Nalco Holding Co.                                      379,117(f)           9,375,563
The Dow Chemical Co.                                   385,171             11,874,822
                                                                      ---------------
Total                                                                      27,664,466
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (8.1%)
Harris Corp.                                           147,014              7,568,281
Opnext, Inc.                                         1,001,988(b)           2,354,672
Telefonaktiebolaget LM Ericsson, ADR                   800,703(c,f)         9,208,085
Tellabs, Inc.                                        3,319,543             30,141,450
                                                                      ---------------
Total                                                                      49,272,488
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.4%)
EMC Corp.                                              453,916(b)           8,628,943
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (18.9%)
Chicago Bridge & Iron Co. NV                           967,016(b,c)        22,666,856
Fluor Corp.                                             77,797              4,110,793
Foster Wheeler AG                                      635,258(b,c)        19,045,035
Insituform Technologies, Inc., Class A                 454,773(b)          10,900,909
Jacobs Engineering Group, Inc.                         218,335(b)          10,528,114
KBR, Inc.                                            1,022,849             22,584,506
Quanta Services, Inc.                                  303,934(b)           6,118,191
The Shaw Group, Inc.                                   262,937(b,f)        10,065,228
URS Corp.                                              158,676(b)           8,148,013
                                                                      ---------------
Total                                                                     114,167,645
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (1.2%)
Martin Marietta Materials, Inc.                         36,256(f)           3,476,225
Vulcan Materials Co.                                    61,218(f)           3,506,567
                                                                      ---------------
Total                                                                       6,982,792
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (3.3%)
ABB Ltd., ADR                                          595,018(b,c,f)      11,400,544
Cooper Industries PLC                                  180,135              8,844,629
                                                                      ---------------
Total                                                                      20,245,173
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (13.9%)
Celestica, Inc.                                        424,980(b,c)         4,164,804
Coherent, Inc.                                         341,612(b)          12,834,363
Flextronics International Ltd.                       2,402,315(b,c)        18,617,941
Jabil Circuit, Inc.                                     95,155              1,457,775
Newport Corp.                                          683,497(b)           8,085,770
Sanmina-SCI Corp.                                    2,153,571(b)          38,398,171
Tyco Electronics Ltd.                                   20,532(c)             659,488
                                                                      ---------------
Total                                                                      84,218,312
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (5.0%)
Baker Hughes, Inc.                                     220,110(f)          10,952,674
Halliburton Co.                                        462,851             14,186,383
Schlumberger Ltd.                                       69,144              4,938,264
                                                                      ---------------
Total                                                                      30,077,321
-------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (0.5%)
Allscripts-Misys Healthcare Solutions, Inc.            148,724(b,f)         2,999,763
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

INDUSTRIAL CONGLOMERATES (3.9%)
McDermott International, Inc.                          516,998(b)         $14,170,915
Textron, Inc.                                          174,669              3,989,440
Tyco International Ltd.                                147,448(c)           5,719,508
                                                                      ---------------
Total                                                                      23,879,863
-------------------------------------------------------------------------------------

MACHINERY (16.7%)
AGCO Corp.                                             264,911(b)           9,277,183
Astec Industries, Inc.                                 342,903(b,f)        11,356,947
Caterpillar, Inc.                                      180,710             12,304,544
CNH Global NV                                           47,645(b,c)         1,445,073
Crane Co.                                               95,273              3,424,112
Deere & Co.                                            175,255             10,483,754
Eaton Corp.                                             70,504              5,440,089
ESCO Technologies, Inc.                                 49,406(f)           1,524,175
Ingersoll-Rand PLC                                     110,175(c)           4,074,272
Parker Hannifin Corp.                                   78,934              5,460,654
Terex Corp.                                            758,838(b)          20,124,384
Timken Co.                                             187,134              6,583,374
Trinity Industries, Inc.                               397,753(f)           9,900,072
                                                                      ---------------
Total                                                                     101,398,633
-------------------------------------------------------------------------------------

METALS & MINING (4.7%)
Alcoa, Inc.                                          1,102,966             14,823,863
Freeport-McMoRan Copper & Gold, Inc.                   180,938             13,666,247
                                                                      ---------------
Total                                                                      28,490,110
-------------------------------------------------------------------------------------

MULTI-UTILITIES (0.9%)
Veolia Environnement, ADR                              177,691(c,f)         5,542,182
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (1.7%)
El Paso Corp.                                          666,954              8,070,143
Petroleo Brasileiro SA, ADR                             49,186(c)           2,086,962
                                                                      ---------------
Total                                                                      10,157,105
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (1.4%)
Weyerhaeuser Co.                                       173,421(f)           8,587,808
-------------------------------------------------------------------------------------

ROAD & RAIL (0.4%)
Union Pacific Corp.                                     32,884(f)           2,488,003
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.6%)
Brooks Automation, Inc.                                801,682(b)           7,792,349
Intel Corp.                                            342,106              7,810,280
                                                                      ---------------
Total                                                                      15,602,629
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $434,924,443)                                                     $604,132,844
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.6%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.21%              3,966,670(d)          $3,966,670
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $3,966,670)                                                         $3,966,670
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (6.6%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
REPURCHASE AGREEMENTS(E)
Cantor Fitzgerald
 dated 04-30-10, matures 05-03-10,
 repurchase price
 $2,000,037                          0.22%           $2,000,000            $2,000,000
Goldman Sachs
 dated 04-30-10, matures 05-03-10,
 repurchase price
 $2,266,734                          0.19             2,266,698             2,266,698
 $20,000,417                         0.25            20,000,000            20,000,000
Pershing LLC
 dated 04-30-10, matures 05-03-10,
 repurchase price
 $13,000,336                         0.31            13,000,000            13,000,000


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
18  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
REPURCHASE AGREEMENTS (CONT.)
Societe Generale
 dated 04-30-10, matures 05-03-10,
 repurchase price
 $2,500,044                          0.21%           $2,500,000            $2,500,000
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL
  RECEIVED FOR SECURITIES ON LOAN
(Cost: $39,766,698)                                                       $39,766,698
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $478,657,811)(g)                                                  $647,866,212
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

NOTES TO PORTFOLIO OF INVESTMENTS



ADR  -- American Depositary Receipt



(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At April 30, 2010, the value of foreign securities, excluding short-term securities, represented 17.26% of net assets.

(d) Affiliated Money Market Fund -- See Note 7 to the financial statements. The rate shown is the seven-day current annualized yield at April 30, 2010.

(e) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.


--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

CANTOR FITZGERALD (0.22%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Fannie Mae Discount Notes                            $2,545
Fannie Mae Interest Strip                            10,965
Fannie Mae Pool                                   1,354,682
Fannie Mae Principal Strip                              256
Fannie Mae REMICS                                    40,076
Federal Farm Credit Bank                             35,125
Federal Home Loan Banks                              32,565
Federal Home Loan Mortgage Corp                      45,589
Federal National Mortgage Association                32,814
Freddie Mac Non Gold Pool                           151,655
Freddie Mac Reference REMIC                           2,158
Freddie Mac REMICS                                   47,078
Freddie Mac Strips                                   27,385
Ginnie Mae I Pool                                    67,218
Ginnie Mae II Pool                                   49,900
Government National Mortgage Association             11,303
United States Treasury Inflation Indexed
  Bonds                                               9,204
United States Treasury Note/Bond                     16,042
United States Treasury Strip Coupon                 102,405
United States Treasury Strip Principal                1,035
-----------------------------------------------------------
Total market value of collateral securities      $2,040,000
-----------------------------------------------------------


GOLDMAN SACHS (0.19%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Fannie Mae Pool                                  $1,662,342
Freddie Mac Gold Pool                               560,202
Freddie Mac Non Gold Pool                            89,488
-----------------------------------------------------------
Total market value of collateral securities      $2,312,032
-----------------------------------------------------------




--------------------------------------------------------------------------------
20  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



GOLDMAN SACHS (0.25%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Allied Irish Banks PLC/New York NY               $3,052,632
Banco Bilbao Vizcaya Argentaria/NY                  110,487
Bank of Nova Scotia                                   6,749
BNP Paribas NY                                    2,328,253
Calyon NY                                           155,938
Credit Agricole Corporate and Investment
  Bank/New York                                   1,530,737
Dexia Credit Local NY                             1,699,571
DnB NOR Bank                                         13,755
Natixis/New York NY                               5,474,395
Nordea Bank Finland PLC                             457,342
Rabobank Nederland NV/NY                            757,895
Royal Bank of Scotland PLC/Greenwich CT             145,414
Sanpaolo IMI SpA/New York                            46,300
Societe Generale NY                                 673,684
Standard Chartered Banking                          920,598
Sumitomo Mitsui Banking Corp/New York             1,999,999
Svenska Handelsbanken/New York NY                    65,578
Toronto Dominion Bank/NY                          1,494,737
UBS AG Stamford                                      65,936
-----------------------------------------------------------
Total market value of collateral securities     $21,000,000
-----------------------------------------------------------


PERSHING LLC (0.31%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Fannie Mae Pool                                  $3,833,779
Fannie Mae REMICS                                 1,216,120
Fannie Mae-Aces                                      42,869
Federal Farm Credit Bank                            240,396
Federal Home Loan Banks                             465,409
Federal Home Loan Mortgage Corp                      71,116
Federal National Mortgage Association               212,151
Freddie Mac Gold Pool                             3,238,799
Freddie Mac Non Gold Pool                           176,737
Freddie Mac REMICS                                   61,961
Ginnie Mae I Pool                                   210,789
Ginnie Mae II Pool                                  278,629
Government National Mortgage Association              7,681
United States Treasury Bill                             963
United States Treasury Note/Bond                  2,178,054
United States Treasury Strip Coupon                 359,823
United States Treasury Strip Principal              664,724
-----------------------------------------------------------
Total market value of collateral securities     $13,260,000
-----------------------------------------------------------




--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



SOCIETE GENERALE (0.21%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Fannie Mae REMICS                                  $892,257
FHLMC-GNMA                                            5,536
Freddie Mac REMICS                                  701,187
Government National Mortgage Association            951,020
-----------------------------------------------------------
Total market value of collateral securities      $2,550,000
-----------------------------------------------------------



(f) At April 30, 2010, security was partially or fully on loan. See Note 6 to the financial statements.

(g) At April 30, 2010, the cost of securities for federal income tax purposes was $478,671,914 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                        $170,723,476
     Unrealized depreciation                          (1,529,178)
     -----------------------------------------------------------
     Net unrealized appreciation                    $169,194,298
     -----------------------------------------------------------





--------------------------------------------------------------------------------
22  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT  23

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2010:

                                              FAIR VALUE AT APRIL 30, 2010
                            ---------------------------------------------------------------
                                 LEVEL 1          LEVEL 2
                              QUOTED PRICES        OTHER          LEVEL 3
                                IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                               MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION(A)              IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
-------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks               $604,132,844              $--         $--        $604,132,844
-------------------------------------------------------------------------------------------
Total Equity Securities        604,132,844               --          --         604,132,844
-------------------------------------------------------------------------------------------
Other
  Affiliated Money
    Market Fund(b)               3,966,670               --          --           3,966,670
  Investments of Cash
    Collateral Received
    for Securities on
    Loan                                --       39,766,698          --          39,766,698
-------------------------------------------------------------------------------------------
Total Other                      3,966,670       39,766,698          --          43,733,368
-------------------------------------------------------------------------------------------
Total                         $608,099,514      $39,766,698         $--        $647,866,212
-------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.
(b) Money market fund that is a sweep investment for cash balances in the Fund at April 30, 2010.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
24  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
APRIL 30, 2010


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $434,924,443)             $604,132,844
  Affiliated money market fund (identified cost $3,966,670)           3,966,670
  Investments of cash collateral received for securities on loan
    (identified cost $39,766,698)                                    39,766,698
-------------------------------------------------------------------------------
Total investments in securities (identified cost $478,657,811)      647,866,212
Capital shares receivable                                             5,205,326
Dividends and accrued interest receivable                               191,309
Receivable for investment securities sold                            14,206,984
-------------------------------------------------------------------------------
Total assets                                                        667,469,831
-------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash                                          42,673
Capital shares payable                                                  332,973
Payable for investment securities purchased                          20,841,203
Payable upon return of securities loaned                             39,766,698
Accrued investment management services fees                              11,075
Accrued distribution fees                                                 4,464
Accrued transfer agency fees                                              1,668
Accrued administrative services fees                                      1,006
Accrued plan administration services fees                                     5
Other accrued expenses                                                   94,662
-------------------------------------------------------------------------------
Total liabilities                                                    61,096,427
-------------------------------------------------------------------------------
Net assets applicable to outstanding shares                        $606,373,404
-------------------------------------------------------------------------------



--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT  25

STATEMENT OF ASSETS AND LIABILITIES (continued) -------------------------------- APRIL 30, 2010

REPRESENTED BY
Shares of beneficial interest -- $.01 par value                    $    308,421
Additional paid-in capital                                          428,797,800
Excess of distributions over net investment income                      (11,597)
Accumulated net realized gain (loss)                                  8,070,379
Unrealized appreciation (depreciation) on investments               169,208,401
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding shares  $606,373,404
-------------------------------------------------------------------------------
*Value of securities on loan                                       $ 37,730,315
-------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                   NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A          $438,673,229           22,317,277                      $19.66(1)
Class B          $ 21,596,850            1,108,701                      $19.48
Class C          $ 27,986,758            1,436,501                      $19.48
Class I          $117,332,774            5,939,737                      $19.75
Class R2         $     80,728                4,127                      $19.56
Class R3         $     19,621                1,000                      $19.62
Class R4         $    623,844               31,702                      $19.68
Class R5         $     59,600                3,020                      $19.74
------------------------------------------------------------------------------


(1) The maximum offering price per share for Class A is $20.86. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
26  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
YEAR ENDED APRIL 30, 2010


INVESTMENT INCOME
Income:
Dividends                                                          $  2,907,201
Income distributions from affiliated money market fund                   11,627
Income from securities lending -- net                                    11,553
  Less foreign taxes withheld                                           (29,257)
-------------------------------------------------------------------------------
Total income                                                          2,901,124
-------------------------------------------------------------------------------
Expenses:
Investment management services fees                                   2,163,593
Distribution fees
  Class A                                                               573,841
  Class B                                                               125,316
  Class C                                                               127,106
  Class R2                                                                   93
  Class R3                                                                   39
Transfer agency fees
  Class A                                                               317,228
  Class B                                                                18,544
  Class C                                                                18,103
  Class R2                                                                    9
  Class R3                                                                    8
  Class R4                                                                  137
  Class R5                                                                   10
Administrative services fees                                            199,325
Plan administration services fees
  Class R2                                                                   46
  Class R3                                                                   39
  Class R4                                                                  685
Compensation of board members                                            10,845
Custodian fees                                                           20,390
Printing and postage                                                     49,150
Registration fees                                                        88,330
Professional fees                                                        32,229
Other                                                                    31,944
-------------------------------------------------------------------------------
Total expenses                                                        3,777,010
-------------------------------------------------------------------------------
Investment income (loss) -- net                                        (875,886)
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions                     9,561,213
Net change in unrealized appreciation (depreciation) on
  investments                                                       159,170,071
-------------------------------------------------------------------------------
Net gain (loss) on investments                                      168,731,284
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $167,855,398
-------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT  27

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


YEAR ENDED APRIL 30,                                                       2010        2009*
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                    $   (875,886) $    (3,886)
Net realized gain (loss) on investments                               9,561,213      694,849
Net change in unrealized appreciation (depreciation) on
  investments                                                       159,170,071   11,501,260
--------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations     167,855,398   12,192,223
--------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class I                                                             (15,176)          --
    Class R4                                                                (28)          --
    Class R5                                                                 (2)          --
  Net realized gain                                                                       --
    Class A                                                            (900,249)          --
    Class B                                                             (47,676)          --
    Class C                                                             (48,765)          --
    Class I                                                            (306,918)          --
    Class R2                                                                (55)          --
    Class R3                                                                (55)          --
    Class R4                                                             (1,204)          --
    Class R5                                                                (55)          --
--------------------------------------------------------------------------------------------
Total distributions                                                  (1,320,183)          --
--------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
28  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

YEAR ENDED APRIL 30,                                                       2010        2009*
SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                   $304,416,648  $43,676,837
  Class B shares                                                     14,063,554    3,425,566
  Class C shares                                                     20,202,690    2,340,234
  Class I shares                                                     89,945,510           --
  Class R2 shares                                                        61,860           --
  Class R4 shares                                                       579,230        8,000
  Class R5 shares                                                        37,745           --
Reinvestment of distributions at net asset value
  Class A shares                                                        886,245           --
  Class B shares                                                         44,835           --
  Class C shares                                                         45,712           --
  Class I shares                                                        322,070           --
  Class R4 shares                                                         1,175           --
Conversions from Class B to Class A
  Class A shares                                                        457,477           --
  Class B shares                                                       (457,477)          --
Payments for redemptions
  Class A shares                                                    (28,720,576)    (373,756)
  Class B shares                                                     (2,116,471)     (30,696)
  Class C shares                                                       (995,259)     (11,640)
  Class I shares                                                    (28,788,193)  (4,799,826)
  Class R4 shares                                                      (101,651)          --
--------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions           369,885,124   44,234,719
--------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                             536,420,339   56,426,942
Net assets at beginning of year                                      69,953,065   13,526,123**
--------------------------------------------------------------------------------------------
Net assets at end of year                                          $606,373,404  $69,953,065
--------------------------------------------------------------------------------------------
Undistributed (excess of distributions over) net investment
  income                                                           $    (11,597) $    14,566
--------------------------------------------------------------------------------------------


 *For the period from Feb. 19, 2009 (when shares became publicly available) to
  April 30, 2009.
**Initial capital of $15,000,000 was contributed on Feb. 12, 2009. The Fund had a decrease in net assets resulting from operations of $1,473,877 during the period from Feb. 12, 2009 to Feb 19, 2009 (when shares became publicly available).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT  29

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                        YEAR ENDED
                                                        APRIL 30,
CLASS A                                            -------------------
PER SHARE DATA                                      2010       2009(a)
Net asset value, beginning of period               $11.62        $9.02
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         (.05)         .00(b)
Net gains (losses) (both realized and
 unrealized)                                         8.15         2.60
----------------------------------------------------------------------
Total from investment operations                     8.10         2.60
----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                    (.06)          --
----------------------------------------------------------------------
Net asset value, end of period                     $19.66       $11.62
----------------------------------------------------------------------
TOTAL RETURN                                       69.75%       28.83%
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                               1.17%        1.82%(d)
----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                            1.17%        1.39%(d)
----------------------------------------------------------------------
Net investment income (loss)                        (.30%)       (.19%)(d)
----------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $439          $51
----------------------------------------------------------------------
Portfolio turnover rate                               11%           4%
----------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
30  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                        YEAR ENDED
                                                        APRIL 30,
CLASS B                                            -------------------
PER SHARE DATA                                      2010       2009(a)
Net asset value, beginning of period               $11.60        $9.02
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         (.17)        (.02)
Net gains (losses) (both realized and
 unrealized)                                         8.11         2.60
----------------------------------------------------------------------
Total from investment operations                     7.94         2.58
----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                    (.06)          --
----------------------------------------------------------------------
Net asset value, end of period                     $19.48       $11.60
----------------------------------------------------------------------
TOTAL RETURN                                       68.49%       28.60%
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                               1.94%        2.58%(d)
----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                            1.94%        2.15%(d)
----------------------------------------------------------------------
Net investment income (loss)                       (1.04%)       (.97%)(d)
----------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $22           $4
----------------------------------------------------------------------
Portfolio turnover rate                               11%           4%
----------------------------------------------------------------------



                                                        YEAR ENDED
                                                        APRIL 30,
CLASS C                                            -------------------
PER SHARE DATA                                      2010       2009(a)
Net asset value, beginning of period               $11.60        $9.02
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         (.17)        (.02)
Net gains (losses) (both realized and
 unrealized)                                         8.11         2.60
----------------------------------------------------------------------
Total from investment operations                     7.94         2.58
----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                    (.06)          --
----------------------------------------------------------------------
Net asset value, end of period                     $19.48       $11.60
----------------------------------------------------------------------
TOTAL RETURN                                       68.49%       28.60%
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                               1.92%        2.58%(d)
----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                            1.92%        2.15%(d)
----------------------------------------------------------------------
Net investment income (loss)                       (1.06%)       (.94%)(d)
----------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $28           $3
----------------------------------------------------------------------
Portfolio turnover rate                               11%           4%
----------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT  31

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                        YEAR ENDED
                                                        APRIL 30,
CLASS I                                            -------------------
PER SHARE DATA                                      2010       2009(a)
Net asset value, beginning of period               $11.63        $9.02
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .02          .01
Net gains (losses) (both realized and
 unrealized)                                         8.16         2.60
----------------------------------------------------------------------
Total from investment operations                     8.18         2.61
----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.00)(b)       --
Distributions from realized gains                    (.06)          --
----------------------------------------------------------------------
Total distributions                                  (.06)          --
----------------------------------------------------------------------
Net asset value, end of period                     $19.75       $11.63
----------------------------------------------------------------------
TOTAL RETURN                                       70.41%       28.94%
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                .78%        1.47%(d)
----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                             .78%         .99%(d)
----------------------------------------------------------------------
Net investment income (loss)                         .10%         .31%(d)
----------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $117          $12
----------------------------------------------------------------------
Portfolio turnover rate                               11%           4%
----------------------------------------------------------------------



                                                        YEAR ENDED
                                                        APRIL 30,
CLASS R2                                           -------------------
PER SHARE DATA                                      2010       2009(a)
Net asset value, beginning of period               $11.61        $9.02
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         (.11)        (.01)
Net gains (losses) (both realized and
 unrealized)                                         8.12         2.60
----------------------------------------------------------------------
Total from investment operations                     8.01         2.59
----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                    (.06)          --
----------------------------------------------------------------------
Net asset value, end of period                     $19.56       $11.61
----------------------------------------------------------------------
TOTAL RETURN                                       69.04%       28.71%
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                               1.59%        2.27%(d)
----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                            1.59%        1.79%(d)
----------------------------------------------------------------------
Net investment income (loss)                        (.69%)       (.48%)(d)
----------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--
----------------------------------------------------------------------
Portfolio turnover rate                               11%           4%
----------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
32  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                        YEAR ENDED
                                                        APRIL 30,
CLASS R3                                           -------------------
PER SHARE DATA                                      2010       2009(a)
Net asset value, beginning of period               $11.61        $9.02
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         (.06)         .00(b)
Net gains (losses) (both realized and
 unrealized)                                         8.13         2.59
----------------------------------------------------------------------
Total from investment operations                     8.07         2.59
----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                    (.06)          --
----------------------------------------------------------------------
Net asset value, end of period                     $19.62       $11.61
----------------------------------------------------------------------
TOTAL RETURN                                       69.55%       28.71%
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                               1.35%        2.02%(d)
----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                            1.35%        1.54%(d)
----------------------------------------------------------------------
Net investment income (loss)                        (.40%)       (.23%)(d)
----------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--
----------------------------------------------------------------------
Portfolio turnover rate                               11%           4%
----------------------------------------------------------------------



                                                        YEAR ENDED
                                                        APRIL 30,
CLASS R4                                           -------------------
PER SHARE DATA                                      2010       2009(a)
Net asset value, beginning of period               $11.62        $9.02
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                         (.04)         .00(b)
Net gains (losses) (both realized and
 unrealized)                                         8.16         2.60
----------------------------------------------------------------------
Total from investment operations                     8.12         2.60
----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.00)(b)       --
Distributions from realized gains                    (.06)          --
----------------------------------------------------------------------
Total distributions                                  (.06)          --
----------------------------------------------------------------------
Net asset value, end of period                     $19.68       $11.62
----------------------------------------------------------------------
TOTAL RETURN                                       69.94%       28.82%
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                               1.07%        1.76%(d)
----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                            1.07%        1.29%(d)
----------------------------------------------------------------------
Net investment income (loss)                        (.25%)        .06%(d)
----------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $1          $--
----------------------------------------------------------------------
Portfolio turnover rate                               11%           4%
----------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT  33

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                        YEAR ENDED
                                                        APRIL 30,
CLASS R5                                           -------------------
PER SHARE DATA                                      2010       2009(a)
Net asset value, beginning of period               $11.63        $9.02
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .00(b)       .01
Net gains (losses) (both realized and
 unrealized)                                         8.17         2.60
----------------------------------------------------------------------
Total from investment operations                     8.17         2.61
----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.00)(b)       --
Distributions from realized gains                    (.06)          --
----------------------------------------------------------------------
Total distributions                                  (.06)          --
----------------------------------------------------------------------
Net asset value, end of period                     $19.74       $11.63
----------------------------------------------------------------------
TOTAL RETURN                                       70.32%       28.94%
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                .84%        1.51%(d)
----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                             .84%        1.04%(d)
----------------------------------------------------------------------
Net investment income (loss)                         .02%         .27%(d)
----------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--
----------------------------------------------------------------------
Portfolio turnover rate                               11%           4%
----------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.
(b) Rounds to zero.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d) Annualized.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
34  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. ORGANIZATION

RiverSource Recovery and Infrastructure Fund (the Fund) is a series of RiverSource Series Trust (the Trust) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Trust has unlimited authorized shares of beneficial interest. The Fund invests at least 80% of its assets in equity securities issued by infrastructure-related companies.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

At April 30, 2010, RiverSource Investments, LLC* (the Investment Manager) and affiliated funds-of-funds owned 100% of Class I shares, and the Investment Manager owned 100% of Class R3 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

* Effective May 1, 2010, RiverSource Investments, LLC is known as Columbia Management Investment Advisers, LLC.


--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ADOPTION OF NEW ACCOUNTING STANDARD
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification(TM )(Codification) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but, rather, organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after Sept. 15, 2009. The Codification did not have an effect on the Fund's financial statements.

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Trust's Board of Trustees (the Board) generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before

--------------------------------------------------------------------------------
36  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.


--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

FOREIGN CAPITAL GAINS TAXES
Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the FASB issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and non-recurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Fund is evaluating the implications of the amendment and the impact to the financial statements.


--------------------------------------------------------------------------------
38  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.65% to 0.50% as the Fund's net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 36-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the S&P 500 Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The first adjustment will be made on March 1, 2011 and cover the 24-month period beginning March 1, 2009. The management fee for the year ended April 30, 2010 was 0.65% of the Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The fee for the year ended April 30, 2010 was 0.06% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended April 30, 2010, other expenses paid to this company were $887.


--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource, Seligman and Threadneedle funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation* (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

* Effective May 1, 2010, RiverSource Service Corporation is known as Columbia Management Investment Services Corp.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc.** (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class R3 shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $259,000 and $32,000 for

--------------------------------------------------------------------------------
40  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Jan. 31, 2010, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

** Effective May 1, 2010, RiverSource Fund Distributors, Inc. is known as
   Columbia Management Investment Distributors, Inc.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $1,798,997 for Class A, $14,298 for Class B and $4,056 for Class C for the year ended April 30, 2010.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
Under an agreement which is effective until June 30, 2010, the Investment Manager and its affiliates contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class' average daily net assets:

Class A..............................................  1.39%
Class B..............................................  2.15
Class C..............................................  2.15
Class I..............................................  1.00
Class R2.............................................  1.80
Class R3.............................................  1.55
Class R4.............................................  1.30
Class R5.............................................  1.05


For the year ended April 30, 2010, the waiver was not invoked since the Fund's expenses were below the cap amount.

Effective July 1, 2010, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until June 30, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect

--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


to any performance incentive adjustment, will not exceed the following percentage of the class' average daily net assets:

Class A..............................................  1.38%
Class B..............................................  2.14
Class C..............................................  2.13
Class I..............................................  1.03
Class R2.............................................  1.80
Class R3.............................................  1.55
Class R4.............................................  1.30
Class R5.............................................  1.08


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $402,928,887 and $34,969,947, respectively, for the year ended April 30, 2010. Realized gains and losses are determined on an identified cost basis.

5. SHARE TRANSACTIONS

Transactions in shares for the periods indicated were as follows:

YEAR ENDED APRIL 30,                           2010       2009*
-----------------------------------------------------------------
CLASS A
Sold                                        19,578,973  4,409,157
Converted from Class B**                        33,630         --
Reinvested distributions                        53,420         --
Redeemed                                    (1,720,267)   (38,636)
-----------------------------------------------------------------
Net increase (decrease)                     17,945,756  4,370,521
-----------------------------------------------------------------

CLASS B
Sold                                           921,407    348,131
Reinvested distributions                         2,719         --
Converted to Class A**                         (33,735)        --
Redeemed                                      (128,079)    (2,742)
-----------------------------------------------------------------
Net increase (decrease)                        762,312    345,389
-----------------------------------------------------------------



--------------------------------------------------------------------------------
42  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

YEAR ENDED APRIL 30,                           2010       2009*
-----------------------------------------------------------------
CLASS C
Sold                                         1,258,644    234,785
Reinvested distributions                         2,772         --
Redeemed                                       (59,645)    (1,055)
-----------------------------------------------------------------
Net increase (decrease)                      1,201,771    233,730
-----------------------------------------------------------------

CLASS I
Sold                                         6,911,440         --
Reinvested distributions                        19,344         --
Redeemed                                    (2,055,670)  (428,377)
-----------------------------------------------------------------
Net increase (decrease)                      4,875,114   (428,377)
-----------------------------------------------------------------

CLASS R2
Sold                                             3,127         --
-----------------------------------------------------------------
Net increase (decrease)                          3,127         --
-----------------------------------------------------------------

CLASS R4
Sold                                            35,309        945
Reinvested distributions                            71         --
Redeemed                                        (5,623)        --
-----------------------------------------------------------------
Net increase (decrease)                         29,757        945
-----------------------------------------------------------------

CLASS R5
Sold                                             2,020         --
-----------------------------------------------------------------
Net increase (decrease)                          2,020         --
-----------------------------------------------------------------


 * For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.
** Automatic conversion of Class B shares to Class A shares based on the original purchase date.

6. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At April 30, 2010, securities valued at

--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


$37,730,315 were on loan, secured by cash collateral of $39,766,698 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $11,553 earned from securities lending for the year ended April 30, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

7. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of RiverSource, Seligman and Threadneedle funds and other institutional clients of the Investment Manager. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $147,394,353 and $145,662,723, respectively, for the year ended April 30, 2010. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at April 30, 2010, can be found in the Portfolio of Investments.

8. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 15, 2009, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written

--------------------------------------------------------------------------------
44  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. Prior to Oct. 15, 2009, the credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permitted collective borrowings up to $475 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the year ended April 30, 2010.

9. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

In the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, excess of distributions over net investment income has been decreased by $864,929 and accumulated net realized gain has been decreased by $864,929.

The tax character of distributions paid for the years indicated was as follows:

YEAR ENDED APRIL 30,                              2010     2009*
----------------------------------------------------------------
Ordinary income..............................  $1,320,183   $--
Long-term capital gain.......................          --    --


* For the period from Feb. 19, 2009 (when shares became publicly available) to April 30, 2009.


--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

At April 30, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...................  $  6,208,734
Undistributed accumulated long-term gain........  $  1,875,748
Unrealized appreciation (depreciation)..........  $169,182,701


10. RISKS RELATING TO CERTAIN INVESTMENTS

NON-DIVERSIFICATION RISK
Compared with "diversified" fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in value of that investment could cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

11. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

12. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On

--------------------------------------------------------------------------------
46  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund

--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT  47

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
48  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND:


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of RiverSource Recovery and Infrastructure Fund (the Fund) (one of the portfolios constituting the RiverSource Series Trust) as of April 30, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period from February 19, 2009 (when shares became publicly available) to April 30, 2009. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2010, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.


--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT  49

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued) ------------

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of RiverSource Recovery and Infrastructure Fund of the RiverSource Series Trust at April 30, 2010, and the results of its operations for the year then ended, and changes in its net assets and the financial highlights for the year then ended and for the period from February 19, 2009 (when shares became publicly available) to April 30, 2009, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
June 23, 2010


--------------------------------------------------------------------------------
50  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT

FEDERAL INCOME TAX INFORMATION -------------------------------------------------
(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

FISCAL YEAR ENDED APRIL 30, 2010

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Qualified Dividend Income for individuals                         42.61%
    Dividends Received Deduction for corporations                     35.61%
    U.S. Government Obligations                                        0.00%


The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.


--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT  51

BOARD MEMBERS AND OFFICERS -----------------------------------------------------

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of the Fund's Board members. Each Board member oversees 152 RiverSource, Seligman and Threadneedle funds. Under current Board policy, members may serve until the next regular shareholders' meeting, until he or she reaches the mandatory retirement age established by the Board, or the fifteenth anniversary of the first Board meeting they attended as members of the Board.

INDEPENDENT BOARD MEMBERS*

                                                                                                          OTHER PRESENT OR
NAME,                      POSITION HELD                                                                  PAST DIRECTORSHIPS
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     (WITHIN PAST 5
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   YEARS)
------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz             Board member since    Chief Justice, Minnesota Supreme Court, 1998-2006;       None
901 S. Marquette Ave.      1/11/06               Attorney
Minneapolis, MN 55402
Age 55
------------------------------------------------------------------------------------------------------------------------------

Arne H. Carlson            Board member since    Chair, RiverSource and Threadneedle Funds, 1999-2006;    None
901 S. Marquette Ave.      1/5/99                former Governor of Minnesota
Minneapolis, MN 55402
Age 75
------------------------------------------------------------------------------------------------------------------------------

Pamela G. Carlton          Board member since    President, Springboard -- Partners in Cross Cultural     None
901 S. Marquette Ave.      11/11/07              Leadership (consulting company)
Minneapolis, MN 55402
Age 55
------------------------------------------------------------------------------------------------------------------------------

Patricia M. Flynn          Board member since    Trustee Professor of Economics and Management, Bentley   None
901 S. Marquette Ave.      11/1/04               University; former Dean, McCallum Graduate School of
Minneapolis, MN 55402                            Business, Bentley University
Age 59
------------------------------------------------------------------------------------------------------------------------------

Anne P. Jones              Board member since    Attorney and Consultant                                  None
901 S. Marquette Ave.      3/1/85
Minneapolis, MN 55402
Age 75
------------------------------------------------------------------------------------------------------------------------------

Jeffrey Laikind, CFA       Board member since    Former Managing Director, Shikiar Asset Management       American Progressive
901 S. Marquette Ave.      11/1/05                                                                        Insurance; Hapoalim
Minneapolis, MN 55402                                                                                     Securities USA, Inc.
Age 74
------------------------------------------------------------------------------------------------------------------------------

Stephen R. Lewis, Jr.      Chair of the Board    President Emeritus and Professor of Economics, Carleton  Valmont Industries,
901 S. Marquette Ave.      since 1/1/07,         College                                                  Inc. (manufactures
Minneapolis, MN 55402      Board member                                                                   irrigation systems)
Age 71                     since 1/1/02
------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
52  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                                                          OTHER PRESENT OR
NAME,                      POSITION HELD                                                                  PAST DIRECTORSHIPS
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     (WITHIN PAST 5
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   YEARS)
------------------------------------------------------------------------------------------------------------------------------
John F. Maher              Board member          Retired President and Chief Executive Officer and        None
901 S. Marquette Ave.      since 11/7/08         former Director, Great Western Financial Corporation
Minneapolis, MN 55402                            (financial services), 1986-1997
Age 67
------------------------------------------------------------------------------------------------------------------------------

Catherine James Paglia     Board member since    Director, Enterprise Asset Management, Inc. (private     None
901 S. Marquette Ave.      11/1/04               real estate and asset management company)
Minneapolis, MN 55402
Age 57
------------------------------------------------------------------------------------------------------------------------------

Leroy C. Richie            Board member          Counsel, Lewis & Munday, P.C. since 1987; Vice           Digital Ally, Inc.
901 S. Marquette Ave.      since 11/7/08         President and General Counsel, Automotive Legal          (digital imaging);
Minneapolis, MN 55402                            Affairs, Chrysler Corporation, 1990-1997                 Infinity, Inc. (oil
Age 68                                                                                                    and gas exploration
                                                                                                          and production); OGE
                                                                                                          Energy Corp. (energy
                                                                                                          and energy services)
------------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby       Board member since    Chief Executive Officer and Director, RiboNovix, Inc.    Idera
901 S. Marquette Ave.      11/13/02              since 2003 (biotechnology); former President, Aquila     Pharmaceuticals,
Minneapolis, MN 55402                            Biopharmaceuticals                                       Inc.
Age 66                                                                                                    (biotechnology);
                                                                                                          Healthways, Inc.
                                                                                                          (health management
                                                                                                          programs)
------------------------------------------------------------------------------------------------------------------------------



* Mr. Laikind may be deemed, as a technical matter, an interested person of RiverSource International Managers Series, Inc. and RiverSource Variable Series Trust because he serves as an independent director of a broker-dealer that has executed transactions for subadvisers to certain of the funds.


--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT  53

BOARD MEMBERS AND OFFICERS (continued) -----------------------------------------

BOARD MEMBER AFFILIATED WITH THE INVESTMENT MANAGER*


                                                                                                          OTHER PRESENT OR
NAME,                      POSITION HELD                                                                  PAST DIRECTORSHIPS
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     (WITHIN PAST 5
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   YEARS)
------------------------------------------------------------------------------------------------------------------------------
William F. Truscott        Board member          Chairman of the Board, Columbia Management Investment    None
53600 Ameriprise           since 11/7/01,        Advisers, LLC (formerly RiverSource Investments, LLC)
Financial Center           Vice President since  since May 2010 (previously President, Chairman of the
Minneapolis, MN 55474      2002                  Board and Chief Investment Officer, 2001-April 2010);
Age 49                                           Senior Vice President, Atlantic Funds, Columbia Funds
                                                 and Nations Funds since May 2010; Chief Executive
                                                 Officer, U.S. Asset Management &
                                                 President -- Annuities, Ameriprise Financial, Inc.
                                                 since May 2010 (previously President -- U.S. Asset
                                                 Management and Chief Investment Officer, 2005-April
                                                 2010 and Senior Vice President -- Chief Investment
                                                 Officer, 2001-2005); Director, President and Chief
                                                 Executive Officer, Ameriprise Certificate Company since
                                                 2006; Director, Columbia Management Investment
                                                 Distributors, Inc. (formerly RiverSource Fund
                                                 Distributors, Inc.) since May 2010 (previously Chairman
                                                 of the Board and Chief Executive Officer, 2008-April
                                                 2010); Chairman of the Board and Chief Executive
                                                 Officer, RiverSource Distributors, Inc. since 2006;
                                                 former Chief Investment Officer and Managing Director,
                                                 Zurich Scudder Investments
------------------------------------------------------------------------------------------------------------------------------


* Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the investment manager or Ameriprise Financial.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling 800.221.2450; contacting your financial intermediary; or visiting riversource.com/funds.


--------------------------------------------------------------------------------
54  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS


NAME,                      POSITION HELD
ADDRESS,                   WITH FUNDS AND        PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
J. Kevin Connaughton       President since       Senior Vice President and General Manager -- Mutual
One Financial Center       5/1/10                Fund Products, Columbia Management Investment Advisers,
Boston, MA 02111                                 LLC since May 2010; President, Columbia Funds since
Age 46                                           (previously Senior Vice President and Chief Financial
                                                 Officer, June 2008 -- January 2009); President,
                                                 Atlantic Funds and Nations Funds since 2009; Managing
                                                 Director of Columbia Management Advisors, LLC, December
                                                 2004 -- April 2010; Treasurer, Columbia Funds, October
                                                 2003 -- May 2008; Treasurer, the Liberty Funds, Stein
                                                 Roe Funds and Liberty All-Star Funds, December
                                                 2000 -- December 2006; Senior Vice
                                                 President -- Columbia Management Advisors, LLC, April
                                                 2003 -- December 2004; President, Columbia Funds,
                                                 Liberty Funds and Stein Roe Funds, February
                                                 2004 -- October 2004
--------------------------------------------------------------------------------------------------------

Amy K. Johnson             Vice President since  Senior Vice President and Chief Operating Officer,
5228 Ameriprise Financial  12/5/06               Columbia Management Investment Advisers, LLC (formerly
Center Minneapolis, MN                           RiverSource Investments, LLC) since May 2010
55474                                            (previously Chief Administrative Officer, 2009 -- April
Age 44                                           2010 and Vice President -- Asset Management and Trust
                                                 Company Services, 2006-2009 and Vice
                                                 President -- Operations and Compliance, 2004-2006);
                                                 Senior Vice President, Atlantic Funds, Columbia Funds
                                                 and Nations Funds since May 2010; Director of Product
                                                 Development -- Mutual Funds, Ameriprise Financial,
                                                 Inc., 2001-2004
--------------------------------------------------------------------------------------------------------

Jeffrey P. Fox             Treasurer since       Chief Financial Officer, Columbia Management Investment
105 Ameriprise             7/10/02               Distributors, Inc. (formerly RiverSource Fund
Financial Center                                 Distributors, Inc.) and of Seligman Data Corp. since
Minneapolis, MN 55474                            2008; Vice President -- Investment Accounting,
Age 54                                           Ameriprise Financial, Inc. since 2002; Chief Financial
                                                 Officer, RiverSource Distributors, Inc. since 2006
--------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT  55

BOARD MEMBERS AND OFFICERS (continued) -----------------------------------------

NAME,                      POSITION HELD
ADDRESS,                   WITH FUNDS AND        PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Scott R. Plummer           Vice President,       Chief Legal Officer and Assistant Secretary, Columbia
5228 Ameriprise Financial  General Counsel and   Management Investment Advisers, LLC (formerly
Center                     Secretary since       RiverSource Investments, LLC) since June 2005; Vice
Minneapolis, MN 55474      12/5/06               President and Lead Chief Counsel -- Asset Management,
Age 50                                           Ameriprise Financial, Inc. since May 2010 (previously
                                                 Vice President and Chief Counsel -- Asset Management,
                                                 2005-April 2010 and Vice President -- Asset Management
                                                 Compliance, 2004-2005); Senior Vice President,
                                                 Secretary and Chief Legal Officer, Atlantic Funds,
                                                 Columbia Funds and Nations Funds since May 2010; Vice
                                                 President, Chief Counsel and Assistant Secretary,
                                                 Columbia Management Investment Distributors, Inc.
                                                 (formerly RiverSource Fund Distributors, Inc.) since
                                                 2008; Vice President, General Counsel and Secretary,
                                                 Ameriprise Certificate Company since 2005; Chief
                                                 Counsel, RiverSource Distributors, Inc. since 2006;
                                                 Senior Vice President and Chief Compliance Officer,
                                                 USBancorp Asset Management, 2002-2004
--------------------------------------------------------------------------------------------------------

Michael A. Jones           Vice President since  Director and President, Columbia Management Investment
100 Federal Street         5/1/10                Advisers, LLC since May 2010; President and Director,
Boston, MA 02110                                 Columbia Management Investment Distributors, Inc. since
Age 51                                           May 2010; Senior Vice President, Atlantic Funds,
                                                 Columbia Funds and Nations Funds since May 2010;
                                                 Manager, Chairman, Chief Executive Officer and
                                                 President, Columbia Management Advisors, LLC,
                                                 2007 -- April 2010; Chief Executive Officer, President
                                                 and Director, Columbia Management Distributors, Inc.,
                                                 2006 -- April 2010; former Co-President and Senior
                                                 Managing Director, Robeco Investment Management
--------------------------------------------------------------------------------------------------------

Colin Moore                Vice President since  Chief Investment Officer, Columbia Management
One Financial Center       5/1/10                Investment Advisers, LLC since May 2010; Senior Vice
Boston, MA 02111                                 President, Atlantic Funds, Columbia Funds and Nations
Age 52                                           Funds since May 2010; Manager, Managing Director and
                                                 Chief Investment Officer, Columbia Management Advisors,
                                                 LLC, 2007- April 2010; Head of Equities, Columbia
                                                 Management Advisors, LLC, 2002-Sept. 2007
--------------------------------------------------------------------------------------------------------

Linda Wondrack             Chief Compliance      Vice President and Chief Compliance Officer, Columbia
One Financial Center       Officer since 5/1/10  Management Investment Advisers, LLC since May 2010;
Boston, MA 02111                                 Chief Compliance Officer, Columbia Funds since 2007;
Age 46                                           Senior Vice President and Chief Compliance Officer,
                                                 Atlantic Funds and Nations Funds since 2007; Director
                                                 (Columbia Management Group, LLC and Investment Product
                                                 Group Compliance), Bank of America, June 2005 -- April
                                                 2010; Director of Corporate Compliance and Conflicts
                                                 Officer, MFS Investment Management (investment
                                                 management), August 2004 -- May 2005
--------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
56  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

NAME,                      POSITION HELD
ADDRESS,                   WITH FUNDS AND        PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Neysa M. Alecu             Money Laundering      Vice President -- Compliance, Ameriprise Financial,
2934 Ameriprise Financial  Prevention Officer    Inc. since 2008; Anti-Money Laundering Officer and
Center                     since 11/9/05 and     Identity Theft Prevention Officer, Columbia Management
Minneapolis, MN 55474      Identity Theft        Investment Distributors, Inc. (formerly RiverSource
Age 46                     Prevention Officer    Fund Distributors, Inc.) since 2008; Anti-Money
                           since 2008            Laundering Officer, Ameriprise Financial, Inc. since
                                                 2005; Compliance Director, Ameriprise Financial, Inc.,
                                                 2004-2008;
--------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT  57

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

Columbia Management Investment Advisers, LLC ("Columbia Management" or the "investment manager"), formerly known as RiverSource Investments, LLC, a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), Columbia Management provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Trustees (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2010, including reports based on data provided by independent organizations and a comprehensive response to each item of information requested by independent legal counsel to the Independent Directors ("Independent Legal Counsel") in a letter to the investment manager, to assist the Board in making this determination. All of the materials presented in March and April 2010 were first supplied in draft form to designated representatives of the Independent Directors, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund's expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement. At the April 6-8, 2010 in-person Board meeting, Independent Legal Counsel reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management: The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, most notably, management's announcement of the massive

--------------------------------------------------------------------------------
58  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


investment made in the acquisition of the long-term asset management business of Columbia Management Group, LLC (the "Columbia Transaction") and the completed integration of J. & W. Seligman & Co. Incorporated, acquisitions which should continue to enhance investment capabilities and provide access to a greater depth of experienced portfolio managers in key categories. The Board noted, in particular, that upon the close of the Columbia Transaction, RiverSource will have grown to 10 investment offices (compared to 6 in 2009). In addition, the Board reviewed information concerning the investment manager's new Chief Investment Officer upon the close of the Columbia Transaction, including the application of his particular investment philosophy, which is intended to enhance the risk and portfolio management oversight of the entire fund family.

Moreover, in connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board considered the quality of the administrative and transfer agency services provided by Columbia Management's affiliates to the Fund. The Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement. Further, the Board considered Columbia Management's ability to retain key personnel in certain targeted areas and its expectations in this regard. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund did not have a full calendar year of performance and that during this brief period, the Fund's performance met expectations.


--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT  59

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund:
The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to Columbia Management's profitability. They also reviewed information in the report showing the fees charged by Columbia Management to other client accounts (with similar investment strategies to those of the Fund).

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund (excluding the effect of a performance incentive adjustment), with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer group's median expense ratio. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered various preliminary integration plans in connection with the Columbia Transaction which, if implemented, would impact the fee structures of various RiverSource Funds. The Board was satisfied with the principles underlying these plans, which, at their preliminary stage, are designed to achieve a rational, consistent pricing model across the combined fund families, as well as preserve the "pricing philosophy" of the Funds.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. In this regard, the Board observed slightly reduced profitability in 2009 vs. 2008. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted

--------------------------------------------------------------------------------
60  RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2010, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for an additional annual period.

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.221.2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
          RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND -- 2010 ANNUAL REPORT  61

RIVERSOURCE RECOVERY AND INFRASTRUCTURE FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by Columbia Management Investment Distributors,
                                Inc. (formerly known as RiverSource Fund Distributors,
                                Inc.), member FINRA, and managed by Columbia Management
                                Investment Advisers, LLC (formerly known as RiverSource
                                Investments, LLC).
                                (C)2010 Columbia Management Investment Advisers, LLC. All
(COLUMBIA MANAGEMENT LOGO)      rights reserved.                                                   S-6529 D (6/10)

Annual Report
and Prospectus
                                                      (COLUMBIA MANAGEMENT LOGO)

RIVERSOURCE
RETIREMENT PLUS(R) SERIES

--------------------------------------------------------------------------------

ANNUAL REPORT FOR THE PERIOD ENDED APRIL 30, 2010

THIS ANNUAL REPORT DESCRIBES EIGHT FUNDS, EACH OF WHICH INVESTS IN OTHER FUNDS. EACH FUND SEEKS TO
PROVIDE HIGH TOTAL RETURN THROUGH A COMBINATION OF CURRENT INCOME AND CAPITAL APPRECIATION,
CONSISTENT WITH ITS CURRENT ASSET ALLOCATION.


  RiverSource Retirement Plus 2010 Fund
  RiverSource Retirement Plus 2015 Fund
  RiverSource Retirement Plus 2020 Fund
  RiverSource Retirement Plus 2025 Fund
  RiverSource Retirement Plus 2030 Fund
  RiverSource Retirement Plus 2035 Fund
  RiverSource Retirement Plus 2040 Fund
  RiverSource Retirement Plus 2045 Fund

This annual report includes a prospectus that describes in detail the Funds' objectives, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.

 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance
  RiverSource Retirement Plus 2010
    Fund...........................    2
  RiverSource Retirement Plus 2015
    Fund...........................    4
  RiverSource Retirement Plus 2020
    Fund...........................    6
  RiverSource Retirement Plus 2025
    Fund...........................    8
  RiverSource Retirement Plus 2030
    Fund...........................   10
  RiverSource Retirement Plus 2035
    Fund...........................   12
  RiverSource Retirement Plus 2040
    Fund...........................   14
  RiverSource Retirement Plus 2045
    Fund...........................   16
Manager Commentary.................   18
The Fund's Long-term Performance...   22
Investment Changes.................   38
Fund Expenses Examples.............   54
Investments in Affiliated Funds....   63
Statements of Assets and
  Liabilities......................   79
Statements of Operations...........   82
Statements of Changes in Net
  Assets...........................   85
Financial Highlights...............   89
Notes to Financial Statements......  113
Report of Independent Registered
  Public Accounting Firm...........  122
Federal Income Tax Information.....  123
Board Members and Officers.........  125
Approval of Investment Management
  Services Agreement...............  128
Proxy Voting.......................  130





--------------------------------------------------------------------------------
                     RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
RiverSource Retirement Plus 2010 Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> For the 12-month period ended April 30, 2010, RiverSource Retirement Plus 2010
  Fund's (the 2010 Fund) Class A shares gained 27.74% (excluding sales charge). Its Blended 2010 Composite Index benchmark rose 22.98%.

> The Russell 3000(R) Index, the 2010 Fund's domestic equity benchmark, increased 40.90% during the same period.

> The 2010 Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond
  Index, advanced 8.30% during the same period.

> The Morgan Stanley Capital International (MSCI) EAFE Index, a component of the
  Blended 2010 Composite Index, rose 35.02% during the same period.

> The Citigroup 3-Month U.S. Treasury Bill Index, a component of the Blended
  2010 Composite Index, gained 0.12% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2010)
--------------------------------------------------------------------------------


                                                                                       SINCE
                                                                                     INCEPTION
                                                                    1 YEAR  3 YEARS   5/18/06
----------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2010 Fund
  Class A (excluding sales charge)                                 +27.74%   -2.73%    +1.95%
----------------------------------------------------------------------------------------------
Russell 3000 Index (unmanaged)                                     +40.90%   -4.56%    +0.87%
----------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index (unmanaged)              +8.30%   +6.32%    +6.65%
----------------------------------------------------------------------------------------------
Blended 2010 Composite Index (unmanaged)                           +22.98%   +0.06%    +3.49%
----------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)                                        +35.02%   -8.45%    -1.34%
----------------------------------------------------------------------------------------------
Citigroup 3-month U.S. Treasury Bill Index (unmanaged)              +0.12%   +1.66%    +2.53%
----------------------------------------------------------------------------------------------



(See "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 800.221.2450.

The 5.75% sales charge applicable to Class A shares of each Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. Each Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
2  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource Retirement Plus 2010 Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2010
                                                                                        SINCE
Without sales charge                                                1 YEAR   3 YEARS  INCEPTION
Class A (inception 5/18/06)                                         +27.74%   -2.73%    +1.95%
-----------------------------------------------------------------------------------------------
Class R2 (inception 12/11/06)                                       +27.25%   -2.96%    -1.06%
-----------------------------------------------------------------------------------------------
Class R3 (inception 12/11/06)                                       +27.56%   -2.72%    -0.82%
-----------------------------------------------------------------------------------------------
Class R4 (inception 12/11/06)                                       +27.83%   -2.44%    -0.55%
-----------------------------------------------------------------------------------------------
Class R5 (inception 12/11/06)                                       +28.13%   -2.36%    -0.46%
-----------------------------------------------------------------------------------------------
Class Y (inception 5/18/06)                                         +27.94%   -2.55%    +2.14%
-----------------------------------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)                                         +20.39%   -4.63%    +0.44%
-----------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Sales charges do not apply to Class R2, Class R3, Class R4, Class R5 and Class Y shares. Class R2, Class R3, Class R4, Class R5 and Class Y shares are available to qualifying institutional investors only.

The RiverSource Retirement Plus Series mutual funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
                     RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  3

YOUR FUND AT A GLANCE ----------------------------------------------------------
RiverSource Retirement Plus 2015 Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> For the 12-month period ended April 30, 2010, RiverSource Retirement Plus 2015
  Fund's (the 2015 Fund) Class A shares rose 29.76% (excluding sales charge). Its Blended 2015 Composite Index benchmark gained 26.20%.

> The Russell 3000(R) Index, the 2015 Fund's domestic equity benchmark, increased 40.90% during the same period.

> The 2015 Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond
  Index, advanced 8.30% during the same period.

> The Morgan Stanley Capital International (MSCI) EAFE Index, a component of the
  Blended 2015 Composite Index, rose 35.02% during the same period.

> The Citigroup 3-Month U.S. Treasury Bill Index, a component of the Blended
  2015 Composite Index, gained 0.12% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2010)
--------------------------------------------------------------------------------



                                                                                       SINCE
                                                                                     INCEPTION
                                                                    1 YEAR  3 YEARS   5/18/06
----------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2015 Fund
  Class A (excluding sales charge)                                 +29.76%   -4.29%    +1.03%
----------------------------------------------------------------------------------------------
Russell 3000 Index (unmanaged)                                     +40.90%   -4.56%    +0.87%
----------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index (unmanaged)              +8.30%   +6.32%    +6.65%
----------------------------------------------------------------------------------------------
Blended 2015 Composite Index (unmanaged)                           +26.20%   -1.10%    +2.87%
----------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)                                        +35.02%   -8.45%    -1.34%
----------------------------------------------------------------------------------------------
Citigroup 3-month U.S. Treasury Bill Index (unmanaged)              +0.12%   +1.66%    +2.53%
----------------------------------------------------------------------------------------------



(See "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 800.221.2450

The 5.75% sales charge applicable to Class A shares of each Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of difference in fees and expenses. Each Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
4  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource Retirement Plus 2015 Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2010
                                                                                        SINCE
Without sales charge                                                 1 YEAR  3 YEARS  INCEPTION
Class A (inception 5/18/06)                                         +29.76%   -4.29%    +1.03%
-----------------------------------------------------------------------------------------------
Class R2 (inception 12/11/06)                                       +29.34%   -4.52%    -2.34%
-----------------------------------------------------------------------------------------------
Class R3 (inception 12/11/06)                                       +29.63%   -4.30%    -2.11%
-----------------------------------------------------------------------------------------------
Class R4 (inception 12/11/06)                                       +30.06%   -4.04%    -1.84%
-----------------------------------------------------------------------------------------------
Class R5 (inception 12/11/06)                                       +30.30%   -3.97%    -1.75%
-----------------------------------------------------------------------------------------------
Class Y (inception 5/18/06)                                         +30.12%   -4.12%    +1.24%
-----------------------------------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)                                         +22.30%   -6.16%    -0.47%
-----------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Sales charges do not apply to Class R2, Class R3, Class R4, Class R5 and Class Y shares. Class R2, Class R3, Class R4, Class R5 and Class Y shares are available to qualifying institutional investors only.

The RiverSource Retirement Plus Series mutual funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
                     RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  5

YOUR FUND AT A GLANCE ----------------------------------------------------------
RiverSource Retirement Plus 2020 Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> For the 12-month period ended April 30, 2010, RiverSource Retirement Plus 2020
  Fund's (the 2020 Fund) Class A shares gained 31.19% (excluding sales charge). Its Blended 2020 Composite Index benchmark rose 29.50%.

> The Russell 3000(R) Index, the 2020 Fund's domestic equity benchmark, increased 40.90% during the same period.

> The 2020 Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond
  Index, advanced 8.30% during the same period.

> The Morgan Stanley Capital International (MSCI) EAFE Index, a component of the
  Blended 2020 Composite Index, rose 35.02% during the same period.

> The Citigroup 3-Month U.S. Treasury Bill Index, a component of the Blended
  2020 Composite Index, gained 0.12% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2010)
--------------------------------------------------------------------------------


                                                                                       SINCE
                                                                                     INCEPTION
                                                                    1 YEAR  3 YEARS   5/18/06
----------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2020 Fund
  Class A (excluding sales charge)                                 +31.19%   -5.73%    +0.08%
----------------------------------------------------------------------------------------------
Russell 3000 Index (unmanaged)                                     +40.90%   -4.56%    +0.87%
----------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index (unmanaged)              +8.30%   +6.32%    +6.65%
----------------------------------------------------------------------------------------------
Blended 2020 Composite Index (unmanaged)                           +29.50%   -2.29%    +2.23%
----------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)                                        +35.02%   -8.45%    -1.34%
----------------------------------------------------------------------------------------------
Citigroup 3-month U.S. Treasury Bill Index (unmanaged)              +0.12%   +1.66%    +2.53%
----------------------------------------------------------------------------------------------



(See "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 800.221.2450

The 5.75% sales charge applicable to Class A shares of each Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. Each Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
6  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource Retirement Plus 2020 Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2010
                                                                                        SINCE
Without sales charge                                                 1 YEAR  3 YEARS  INCEPTION
Class A (inception 5/18/06)                                         +31.19%   -5.73%    +0.08%
-----------------------------------------------------------------------------------------------
Class R2 (inception 12/11/06)                                       +30.83%   -5.92%    -3.49%
-----------------------------------------------------------------------------------------------
Class R3 (inception 12/11/06)                                       +31.28%   -5.66%    -3.23%
-----------------------------------------------------------------------------------------------
Class R4 (inception 12/11/06)                                       +31.55%   -5.44%    -3.00%
-----------------------------------------------------------------------------------------------
Class R5 (inception 12/11/06)                                       +31.76%   -5.37%    -2.91%
-----------------------------------------------------------------------------------------------
Class Y (inception 5/18/06)                                         +31.58%   -5.49%    +0.33%
-----------------------------------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)                                         +23.65%   -7.57%    -1.41%
-----------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Sales charges do not apply to Class R2, Class R3, Class R4, Class R5 and Class Y shares. Class R2, Class R3, Class R4, Class R5 and Class Y shares are available to qualifying institutional investors only.

The RiverSource Retirement Plus Series mutual funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
                     RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  7

YOUR FUND AT A GLANCE ----------------------------------------------------------
RiverSource Retirement Plus 2025 Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> For the 12-month period ended April 30, 2010, RiverSource Retirement Plus 2025
  Fund's (the 2025 Fund) Class A shares rose 32.26% (excluding sales charge). Its Blended 2025 Composite Index benchmark gained 32.61%.

> The Russell 3000(R) Index, the 2025 Fund's domestic equity benchmark, increased 40.90% during the same period.

> The 2025 Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond
  Index, advanced 8.30% during the same period.

> The Morgan Stanley Capital International (MSCI) EAFE Index, a component of the
  Blended 2025 Composite Index, rose 35.02% during the same period.

> The Citigroup 3-Month U.S. Treasury Bill Index, a component of the Blended
  2025 Composite Index, gained 0.12% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2010)
--------------------------------------------------------------------------------



                                                                                       SINCE
                                                                                     INCEPTION
                                                                    1 YEAR  3 YEARS   5/18/06
----------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2025 Fund
  Class A (excluding sales charge)                                 +32.26%   -6.56%    -0.64%
----------------------------------------------------------------------------------------------
Russell 3000 Index (unmanaged)                                     +40.90%   -4.56%    +0.87%
----------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index (unmanaged)              +8.30%   +6.32%    +6.65%
----------------------------------------------------------------------------------------------
Blended 2025 Composite Index (unmanaged)                           +32.61%   -2.97%    +1.81%
----------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)                                        +35.02%   -8.45%    -1.34%
----------------------------------------------------------------------------------------------
Citigroup 3-month U.S. Treasury Bill Index (unmanaged)              +0.12%   +1.66%    +2.53%
----------------------------------------------------------------------------------------------



(See "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 800.221.2450.

The 5.75% sales charge applicable to Class A shares of each Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. Each Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
8  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource Retirement Plus 2025 Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2010
                                                                                        SINCE
Without sales charge                                                 1 YEAR  3 YEARS  INCEPTION
Class A (inception 5/18/06)                                         +32.26%   -6.56%    -0.64%
-----------------------------------------------------------------------------------------------
Class R2 (inception 12/11/06)                                       +31.50%   -6.83%    -4.31%
-----------------------------------------------------------------------------------------------
Class R3 (inception 12/11/06)                                       +31.98%   -6.56%    -4.04%
-----------------------------------------------------------------------------------------------
Class R4 (inception 12/11/06)                                       +32.31%   -6.34%    -3.81%
-----------------------------------------------------------------------------------------------
Class R5 (inception 12/11/06)                                       +32.58%   -6.28%    -3.73%
-----------------------------------------------------------------------------------------------
Class Y (inception 5/18/06)                                         +32.45%   -6.37%    -0.41%
-----------------------------------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)                                         +24.65%   -8.39%    -2.12%
-----------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Sales charges do not apply to Class R2, Class R3, Class R4, Class R5 and Class Y shares. Class R2, Class R3, Class R4, Class R5 and Class Y shares are available to qualifying institutional investors only.

The RiverSource Retirement Plus Series mutual funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
                     RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  9

YOUR FUND AT A GLANCE ----------------------------------------------------------
RiverSource Retirement Plus 2030 Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> For the 12-month period ended April 30, 2010, RiverSource Retirement Plus 2030
  Fund's (the 2030 Fund) Class A shares gained 32.17% (excluding sales charge). Its Blended 2030 Composite Index benchmark increased 32.64%.

> The Russell 3000(R) Index, the 2030 Fund's domestic equity benchmark, increased 40.90% during the same period.

> The 2030 Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond
  Index, advanced 8.30% during the same period.

> The Morgan Stanley Capital International (MSCI) EAFE Index, a component of the
  Blended 2030 Composite Index, rose 35.02% during the same period.

> The Citigroup 3-Month U.S. Treasury Bill Index, a component of the Blended
  2030 Composite Index, gained 0.12% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2010)
--------------------------------------------------------------------------------


                                                                                       SINCE
                                                                                     INCEPTION
                                                                  1 YEAR   3 YEARS    5/18/06
----------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2030 Fund
  Class A (excluding sales charge)                               +32.17%    -6.56%     -0.50%
----------------------------------------------------------------------------------------------
Russell 3000 Index (unmanaged)                                   +40.90%    -4.56%     +0.87%
----------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index (unmanaged)            +8.30%    +6.32%     +6.65%
----------------------------------------------------------------------------------------------
Blended 2030 Composite Index (unmanaged)                         +32.64%    -2.96%     +1.81%
----------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)                                      +35.02%    -8.45%     -1.34%
----------------------------------------------------------------------------------------------
Citigroup 3-month U.S. Treasury Bill Index (unmanaged)            +0.12%    +1.66%     +2.53%
----------------------------------------------------------------------------------------------



(See "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 800.221.2450.

The 5.75% sales charge applicable to Class A shares of each Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. Each Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
10  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource Retirement Plus 2030 Fund


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2010
                                                                                        SINCE
Without sales charge                                               1 YEAR   3 YEARS   INCEPTION
Class A (inception 5/18/06)                                       +32.17%    -6.56%     -0.50%
-----------------------------------------------------------------------------------------------
Class R2 (inception 12/11/06)                                     +31.79%    -6.75%     -4.24%
-----------------------------------------------------------------------------------------------
Class R3 (inception 12/11/06)                                     +31.90%    -6.56%     -4.04%
-----------------------------------------------------------------------------------------------
Class R4 (inception 12/11/06)                                     +32.48%    -6.28%     -3.76%
-----------------------------------------------------------------------------------------------
Class R5 (inception 12/11/06)                                     +32.69%    -6.22%     -3.67%
-----------------------------------------------------------------------------------------------
Class Y (inception 5/18/06)                                       +32.51%    -6.36%     -0.29%
-----------------------------------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)                                       +24.57%    -8.39%     -1.98%
-----------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Sales charges do not apply to Class R2, Class R3, Class R4, Class R5 and Class Y shares. Class R2, Class R3, Class R4, Class R5 and Class Y shares are available to qualifying institutional investors only.

The RiverSource Retirement Plus Series mutual funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  11

YOUR FUND AT A GLANCE ----------------------------------------------------------
RiverSource Retirement Plus 2035 Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> For the 12-month period ended April 30, 2010, RiverSource Retirement Plus 2035
  Fund's (the 2035 Fund) Class A shares rose 32.30% (excluding sales charge). Its Blended 2035 Composite Index benchmark advanced 32.64%.

> The Russell 3000(R) Index, the 2035 Fund's domestic equity benchmark, increased 40.90% during the same period.

> The 2035 Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond
  Index, advanced 8.30% during the same period.

> The Morgan Stanley Capital International (MSCI) EAFE Index, a component of the
  Blended 2035 Composite Index, rose 35.02% during the same period.

> The Citigroup 3-Month U.S. Treasury Bill Index, a component of the Blended
  2035 Composite Index, gained 0.12% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2010)
--------------------------------------------------------------------------------


                                                                                       SINCE
                                                                                     INCEPTION
                                                                  1 YEAR   3 YEARS    5/18/06
----------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2035 Fund
  Class A (excluding sales charge)                               +32.30%    -6.59%     -0.72%
----------------------------------------------------------------------------------------------
Russell 3000 Index (unmanaged)                                   +40.90%    -4.56%     +0.87%
----------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index (unmanaged)            +8.30%    +6.32%     +6.65%
----------------------------------------------------------------------------------------------
Blended 2035 Composite Index (unmanaged)                         +32.64%    -2.96%     +1.81%
----------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)                                      +35.02%    -8.45%     -1.34%
----------------------------------------------------------------------------------------------
Citigroup 3-month U.S. Treasury Bill Index (unmanaged)            +0.12%    +1.66%     +2.53%
----------------------------------------------------------------------------------------------



(See "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 800.221.2450.

The 5.75% sales charge applicable to Class A shares of each Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. Each Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
12  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource Retirement Plus 2035 Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2010
                                                                                        SINCE
Without sales charge                                               1 YEAR   3 YEARS   INCEPTION
Class A (inception 5/18/06)                                       +32.30%    -6.59%     -0.72%
-----------------------------------------------------------------------------------------------
Class R2 (inception 12/11/06)                                     +31.81%    -6.80%     -4.27%
-----------------------------------------------------------------------------------------------
Class R3 (inception 12/11/06)                                     +32.06%    -6.56%     -4.03%
-----------------------------------------------------------------------------------------------
Class R4 (inception 12/11/06)                                     +32.33%    -6.34%     -3.80%
-----------------------------------------------------------------------------------------------
Class R5 (inception 12/11/06)                                     +32.76%    -6.28%     -3.72%
-----------------------------------------------------------------------------------------------
Class Y (inception 5/18/06)                                       +32.57%    -6.39%     -0.49%
-----------------------------------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)                                       +24.70%    -8.42%     -2.19%
-----------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Sales charges do not apply to Class R2, Class R3, Class R4, Class R5 and Class Y shares. Class R2, Class R3, Class R4, Class R5 and Class Y shares are available to qualifying institutional investors only.

The RiverSource Retirement Plus Series mutual funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  13

YOUR FUND AT A GLANCE ----------------------------------------------------------
RiverSource Retirement Plus 2040 Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> For the 12-month period ended April 30, 2010, RiverSource Retirement Plus 2040
  Fund's (the 2040 Fund) Class A shares gained 32.26% (excluding sales charge). Its Blended 2040 Composite Index benchmark increased 32.64%.

> The Russell 3000(R) Index, the 2040 Fund's domestic equity benchmark, increased 40.90% during the same period.

> The 2040 Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond
  Index, advanced 8.30% during the same period.

> The Morgan Stanley Capital International (MSCI) EAFE Index, a component of the
  Blended 2040 Composite Index, rose 35.02% during the same period.

> The Citigroup 3-Month U.S. Treasury Bill Index, a component of the Blended
  2040 Composite Index, gained 0.12% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2010)
--------------------------------------------------------------------------------



                                                                                       SINCE
                                                                                     INCEPTION
                                                                  1 YEAR   3 YEARS    5/18/06
----------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2040 Fund
  Class A (excluding sales charge)                               +32.26%    -6.51%     -0.49%
----------------------------------------------------------------------------------------------
Russell 3000 Index (unmanaged)                                   +40.90%    -4.56%     +0.87%
----------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index (unmanaged)            +8.30%    +6.32%     +6.65%
----------------------------------------------------------------------------------------------
Blended 2040 Composite Index (unmanaged)                         +32.64%    -2.96%     +1.81%
----------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)                                      +35.02%    -8.45%     -1.34%
----------------------------------------------------------------------------------------------
Citigroup 3-month U.S. Treasury Bill Index (unmanaged)            +0.12%    +1.66%     +2.53%
----------------------------------------------------------------------------------------------



(See "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 800.221.2450.

The 5.75% sales charge applicable to Class A shares of each Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. Each Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
14  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource Retirement Plus 2040 Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2010
                                                                                        SINCE
Without sales charge                                                 1 YEAR  3 YEARS  INCEPTION
Class A (inception 5/18/06)                                         +32.26%   -6.51%    -0.49%
-----------------------------------------------------------------------------------------------
Class R2 (inception 12/11/06)                                       +31.69%   -6.70%    -4.20%
-----------------------------------------------------------------------------------------------
Class R3 (inception 12/11/06)                                       +32.01%   -6.46%    -3.96%
-----------------------------------------------------------------------------------------------
Class R4 (inception 12/11/06)                                       +32.30%   -6.24%    -3.73%
-----------------------------------------------------------------------------------------------
Class R5 (inception 12/11/06)                                       +32.74%   -6.18%    -3.64%
-----------------------------------------------------------------------------------------------
Class Y (inception 5/18/06)                                         +32.56%   -6.34%    -0.30%
-----------------------------------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)                                         +24.67%   -8.33%    -1.97%
-----------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Sales charges do not apply to Class R2, Class R3, Class R4, Class R5 and Class Y shares. Class R2, Class R3, Class R4, Class R5 and Class Y shares are available to qualifying institutional investors only.

The RiverSource Retirement Plus Series mutual funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  15

YOUR FUND AT A GLANCE ----------------------------------------------------------
RiverSource Retirement Plus 2045 Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> For the 12-month period ended April 30, 2010, RiverSource Retirement Plus 2045
  Fund's (the 2045 Fund) Class A shares gained 32.24% (excluding sales charge). Its Blended 2045 Composite Index benchmark advanced 32.64%.

> The Russell 3000(R) Index, the 2045 Fund's domestic equity benchmark, increased 40.90% during the same period.

> The 2045 Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond
  Index, advanced 8.30% during the same period.

> The Morgan Stanley Capital International (MSCI) EAFE Index, a component of the
  Blended 2045 Composite Index, rose 35.02% during the same period.

> The Citigroup 3-Month U.S. Treasury Bill Index, a component of the Blended
  2045 Composite Index, gained 0.12% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended April 30, 2010)
--------------------------------------------------------------------------------


                                                                                       SINCE
                                                                                     INCEPTION
                                                                    1 YEAR  3 YEARS   5/18/06
----------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2045 Fund
  Class A (excluding sales charge)                                 +32.24%   -6.63%    -0.67%
----------------------------------------------------------------------------------------------
Russell 3000 Index (unmanaged)                                     +40.90%   -4.56%    +0.87%
----------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index (unmanaged)              +8.30%   +6.32%    +6.65%
----------------------------------------------------------------------------------------------
Blended 2045 Composite Index (unmanaged)                           +32.64%   -2.96%    +1.81%
----------------------------------------------------------------------------------------------
MSCI EAFE Index (unmanaged)                                        +35.02%   -8.45%    -1.34%
----------------------------------------------------------------------------------------------
Citigroup 3-month U.S. Treasury Bill Index (unmanaged)              +0.12%   +1.66%    +2.53%
----------------------------------------------------------------------------------------------



(See "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 800.221.2450.

The 5.75% sales charge applicable to Class A shares of each Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. Each Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
16  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource Retirement Plus 2045 Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT APRIL 30, 2010
                                                                                        SINCE
Without sales charge                                               1 YEAR   3 YEARS   INCEPTION
Class A (inception 5/18/06)                                       +32.24%    -6.63%     -0.67%
-----------------------------------------------------------------------------------------------
Class R2 (inception 12/11/06)                                     +31.57%    -6.82%     -4.31%
-----------------------------------------------------------------------------------------------
Class R3 (inception 12/11/06)                                     +31.87%    -6.59%     -4.08%
-----------------------------------------------------------------------------------------------
Class R4 (inception 12/11/06)                                     +32.31%    -6.33%     -3.81%
-----------------------------------------------------------------------------------------------
Class R5 (inception 12/11/06)                                     +32.74%    -6.27%     -3.73%
-----------------------------------------------------------------------------------------------
Class Y (inception 5/18/06)                                       +32.57%    -6.42%     -0.44%
-----------------------------------------------------------------------------------------------

With sales charge
Class A (inception 5/18/06)                                       +24.64%    -8.46%     -2.15%
-----------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Sales charges do not apply to Class R2, Class R3, Class R4, Class R5 and Class Y shares. Class R2, Class R3, Class R4, Class R5 and Class Y shares are available to qualifying institutional investors only.

The RiverSource Retirement Plus Series mutual funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  17

MANAGER COMMENTARY -------------------------------------------------------------

On May 1, 2010, Ameriprise Financial, Inc., the parent company of RiverSource Investments, LLC, the Fund's investment manager, announced the closing of its acquisition of the long-term asset management business of Columbia Management Group, LLC and certain of its affiliated companies from Bank of America. In connection with the closing, the investment manager has determined that the Fund's portfolio managers primarily responsible for overseeing the Fund's investments, effective upon closing, will be Anwiti Bahuguna, Kent Bergene, David Joy, Colin Moore, Kent M. Peterson, and Marie M. Schofield.

Dear Shareholders,

The 12-month period ended April 30, 2010 witnessed a dramatic turnaround in the performance of the RiverSource Retirement Plus Series compared to one year prior, as global financial markets welcomed improving news around the economic recovery. The annual period overall was marked by a sharp rebound in equity markets and in non-Treasury fixed income sectors following a difficult 2008 and start to 2009. Both equity and fixed income markets posted stellar gains. Toward the end of the annual period, however, investors became somewhat skeptical of the recovery and concerns regarding macroeconomic conditions heightened. Unemployment levels stabilized but have a long way to go. Worries about growing debt levels around the globe were highlighted in the last month or so of the annual period by the contagion effects of the Greek sovereign debt crisis. The Federal Reserve Board (the Fed) raised the discount rate, creating concerns that the increase may be the first step in a tightening of monetary policy. As a result, in April, ten-year Treasury yields edged higher, and equity markets saw greater volatility.

SIGNIFICANT PERFORMANCE FACTORS
Performance for the eight Retirement Plus Series Funds (the Funds) was helped most during the 12-month period by strong performance within the underlying funds.

Underlying funds contributing most to performance on the equity side were RiverSource Disciplined Equity Fund, RiverSource Disciplined Large Cap Growth Fund and RiverSource Disciplined Large Cap Value Fund. Each of these underlying equity funds uses quantitative investment themes in selecting stocks. During the annual period, the value theme in all three underlying U.S. large-cap equity mutual funds significantly outperformed the S&P 500 Index in the equity market rally. We had anticipated this possibility and had a slight bias toward the value theme in each of these three underlying funds. The momentum theme also outperformed the S&P 500 Index, though to a lesser degree, helped by its exposure to information technology stocks. The quality theme lagged the S&P 500 Index, but this was to be expected, the quality theme acts as a defensive mechanism and typically trails the market during lower quality rallies such as that seen during the annual period. Partially offsetting these positives were weaker performance from RiverSource Disciplined International Equity Fund and RiverSource Disciplined Small and Mid Cap Equity Fund. Each of these underlying funds detracted from the Funds' performance during the annual period. In RiverSource Disciplined International Equity Fund, all three quantitative investment themes lagged the Morgan Stanley Capital International (MSCI) EAFE Index. In RiverSource Small and Mid Cap Equity Fund, the value theme outperformed the Russell 2500(TM) Index but not enough to offset the underperformance of its momentum theme. The themes we use take turns in leading performance in each of the U.S. and international equity sub-portfolios over time, and we continue to believe the style diversification provided by the differentiated quantitative themes is a long-term investment advantage.

On the fixed income side, the performance of the underlying RiverSource Diversified Bond Fund, RiverSource Emerging Markets Bond Fund, RiverSource Global Bond Fund and RiverSource Absolute Return Currency and Income Fund contributed most positively to overall Retirement Plus Series returns for the annual period. Such positives were only partially offset by the detracting effect of weaker performance within the underlying RiverSource High Yield Bond Fund and the RiverSource Inflation Protected Securities Fund.

Asset allocation contributed positively to the performance of Retirement Plus 2010 Fund and 2015 Fund. However, asset allocation detracted modestly from the performance of the other Funds in the Retirement Plus Series. In managing the Funds, we use two tactical asset allocation models: momentum and mean reversion. The mean

--------------------------------------------------------------------------------
18  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


reversion model outperformed the Funds' respective benchmarks because it favored equities throughout the annual period, and equities outperformed fixed income during these 12 months. The momentum model underperformed the Funds' respective benchmarks significantly during the first half of the annual period when it favored fixed income and then rebounded during the last six months when it moved into equities, but it was not enough to make up lost ground.

In each of the Funds, having only a modest exposure to international equities during the first half of the annual period detracted from performance. International equities posted strong results during these months due in large part to a weaker U.S. dollar. In addition, having only a moderate position in U.S. core bonds during the annual period hurt. On the positive side, the Funds benefited from significant exposure to U.S. equities across market capitalizations throughout the annual period. Allocations to high yield corporate bonds and emerging market bonds also boosted the Funds' results. To a lesser degree, positioning in emerging market equities boosted performance. So, too, did having only a small position in cash and cash equivalents as both the equity and fixed income markets rallied.

CHANGES TO THE FUNDS' PORTFOLIOS
Based on the shifting preferences of our tactical asset allocation models, we varied the Funds' emphasis on different asset classes during the 12-month period. For example, at the start of the annual period, the Funds had a sizable exposure to equities overall, and within that, an emphasis on U.S. equities, a modest allocation to international equities and no position in emerging market equities. During the annual period, we added to the Funds' equity exposure, specifically increasing allocations to developed international and emerging market equities. Within the U.S. equity allocation, we moderately increased the Funds' position in small- and mid-cap equities. We also added to both large-cap growth and large-cap value allocations with a slight bias to value. This positioning helped, as value-oriented equities outpaced growth-oriented equities during the annual period overall.

Within fixed income, we added to the Funds' exposure to high yield corporate bonds and to emerging market bonds and reduced the Funds' position in global bonds during the first half of the annual period. These shifts boosted the Funds' results, as high yield corporate bonds and emerging market bonds were among the best-performing segments of the fixed income market during the annual period.

Toward the end of the annual period, we took some profits from high yield corporate bonds, emerging market equities and U.S. small- and mid-cap equities and increased the Funds' allocation to U.S. core bonds. While we believe the economic recovery is underway, we considered it prudent to trim the Funds' exposure to riskier assets.

Based on these changes to the Funds' portfolios, Retirement Plus 2015 had a portfolio turnover rate for the 12-month period of 126%. The annual portfolio turnover rate for the other Retirement Plus Series Funds ranged between 50% and 65%.

OUR FUTURE STRATEGY
The financial markets came a long way during the annual period. U.S. equities, as measured by the Russell 3000(R) Index, were up approximately 40%, and bonds, as measured by the Barclays Capital U.S. Aggregate Bond index, were up more than 8%. At the end of April 2010, we were encouraged by ongoing signs of economic recovery. At the same time, we continue to monitor the potential headwinds building around interest rates, inflation and unemployment, which could pose a threat to the sustainability of the recovery. At the end


  The 12-month period ended April 30, 2010 witnessed a dramatic turnaround in the performance of the RiverSource Retirement Plus Series compared to one year prior, as global financial markets welcomed improving news around the economic recovery.






--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  19

MANAGER COMMENTARY (continued) -------------------------------------------------

of the annual period, we favored equities versus fixed income with an emphasis on the value theme.

Our asset allocation models shared a similar view on equities at the end of the annual period but disagreed on cash and fixed income. Our momentum asset allocation model favored equities, particularly U.S. small- and mid-cap equities and international equities. It disliked low-yielding areas of fixed income and cash. The Funds' mean reversion asset allocation model favored cash and U.S. equities and steered away from areas that generated high returns toward the end of the annual period, including high yield corporate bonds, emerging market equities and emerging market bonds. Based on this output, we intend to make slight adjustments to the overall allocations to the Funds' portfolios in the near term. At the same time, the differences between the preferences of the two tactical asset allocation models constrain the Funds' exposures to the various asset classes versus their respective benchmarks.

We remain firm in our belief that our asset allocation models, stock selection themes and specialized fixed income sector teams should help us to deliver value relative to each Fund's benchmark over the long term. Employing style diversification remains a critical advantage to the Funds. We are equally convinced of the merit of our consistent, multifaceted, disciplined approach to managing risk in the portfolios. Not only are portfolios rebalanced monthly, but our proprietary portfolio optimization process seeks to maximize returns, manage portfolio risk across multiple factors and minimize implementation costs.

Colin Lundgren, CFA(R)
Senior Portfolio Manager

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC* (the Investment Manager) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and the Investment Manager disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the Fund.


* Effective May 1, 2010, RiverSource Investments, LLC is known as Columbia Management Investment Advisers, LLC.

--------------------------------------------------------------------------------
20  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

                        THIS PAGE LEFT BLANK INTENTIONALLY

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2010 FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Retirement Plus 2010 Fund Class A shares (from 5/18/06 to 4/30/10) as compared to the performance of the Russell 3000 Index and the Barclays Capital U.S. Aggregate Bond Index, as well as a Blended 2010 Composite Index, consisting of the Russell 3000 Index, the Barclays Capital U.S. Aggregate Bond Index, the MSCI EAFE Index and the Citigroup 3-Month U.S. Treasury Bill Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum initial sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at April 30, 2010
                                                         SINCE
                                                       INCEPTION
                                    1 YEAR   3 YEARS    5/18/06
RETIREMENT PLUS 2010 FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of
  $10,000                          $12,039    $8,675    $10,173
----------------------------------------------------------------
     Average annual total return   +20.39%    -4.63%     +0.44%
----------------------------------------------------------------
RUSSELL 3000 INDEX(1)
     Cumulative value of $10,000   $14,090    $8,693    $10,362
----------------------------------------------------------------
     Average annual total return   +40.90%    -4.56%     +0.87%
----------------------------------------------------------------
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX(2)
     Cumulative value of $10,000   $10,830   $12,017    $12,890
----------------------------------------------------------------
     Average annual total return    +8.30%    +6.32%     +6.65%
----------------------------------------------------------------
BLENDED 2010 COMPOSITE INDEX(3)
     Cumulative value of $10,000   $12,298   $10,018    $11,351
----------------------------------------------------------------
     Average annual total return   +22.98%    +0.06%     +3.49%
----------------------------------------------------------------
MSCI EAFE INDEX(4)
     Cumulative value of $10,000   $13,502    $7,672     $9,484
----------------------------------------------------------------
     Average annual total return   +35.02%    -8.45%     -1.34%
----------------------------------------------------------------
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(5)
     Cumulative value of $10,000   $10,012   $10,508    $11,010
----------------------------------------------------------------
     Average annual total return    +0.12%    +1.66%     +2.53%
----------------------------------------------------------------



Results for other share classes can be found on page 3.


--------------------------------------------------------------------------------
22  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE RETIREMENT PLUS 2010 FUND LINE GRAPH)

                     RETIREMENT PLUS
                        2010 FUND
                         CLASS A                               BARCLAYS CAPITAL
                     (INCLUDES SALES        RUSSELL 3000        U.S. AGGREGATE        BLENDED 2010           MSCI EAFE
                         CHARGE)              INDEX(1)           BOND INDEX(2)     COMPOSITE INDEX(3)         INDEX(4)
                    -----------------    ------------------    ----------------    ------------------    -----------------
5/18/06                 $ 9,425               $10,000               $10,000              $10,000              $10,000
7/06                      9,511                10,075                10,140               10,089                9,988
10/06                    10,162                10,933                10,454               10,679               10,684
1/07                     10,656                11,521                10,510               11,052               11,431
4/07                     11,051                11,918                10,729               11,430               12,360
7/07                     10,892                11,707                10,704               11,358               12,428
10/07                    11,521                12,534                11,015               11,948               13,403
1/08                     10,559                11,176                11,434               11,266               11,505
4/08                     10,688                11,304                11,465               11,427               12,199
7/08                      9,966                10,499                11,363               10,913               10,971
10/08                     8,202                 7,947                11,049                9,195                7,193
1/09                      7,587                 6,833                11,730                8,801                6,510
4/09                      7,964                 7,353                11,904                9,230                7,024
7/09                      8,770                 8,377                12,253               10,089                8,540
10/09                     9,190                 8,807                12,572               10,510                9,236
1/10                      9,383                 9,228                12,726               10,750                9,140
4/10                     10,173                10,362                12,890               11,351                9,484

                    CITIGROUP 3-MONTH
                      U.S. TREASURY
                      BILL INDEX(5)
                    -----------------
5/18/06                 $10,000
7/06                     10,096
10/06                    10,223
1/07                     10,352
4/07                     10,478
7/07                     10,606
10/07                    10,728
1/08                     10,827
4/08                     10,887
7/08                     10,931
10/08                    10,976
1/09                     10,991
4/09                     10,997
7/09                     11,001
10/09                    11,005
1/10                     11,008
4/10                     11,010




(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(2) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(3) The Blended 2010 Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indexes are used when calculating the Blended 2010 Composite Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Barclays Capital U.S. Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index.
(4) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
(5) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.
    The indices reflect reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  23

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2015 FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Retirement Plus 2015 Fund Class A shares (from 5/18/06 to 4/30/10) as compared to the performance of the Russell 3000 Index and the Barclays Capital U.S. Aggregate Bond Index, as well as a Blended 2015 Composite Index, consisting of the Russell 3000 Index, the Barclays Capital U.S. Aggregate Bond Index, the MSCI EAFE Index and the Citigroup 3-Month U.S. Treasury Bill Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum initial sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at April 30, 2010
                                                         SINCE
                                                       INCEPTION
                                    1 YEAR   3 YEARS    5/18/06
RETIREMENT PLUS 2015 FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of
  $10,000                          $12,230    $8,262     $9,815
----------------------------------------------------------------
     Average annual total return   +22.30%    -6.16%     -0.47%
----------------------------------------------------------------
RUSSELL 3000 INDEX(1)
     Cumulative value of $10,000   $14,090    $8,693    $10,362
----------------------------------------------------------------
     Average annual total return   +40.90%    -4.56%     +0.87%
----------------------------------------------------------------
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX(2)
     Cumulative value of $10,000   $10,830   $12,017    $12,890
----------------------------------------------------------------
     Average annual total return    +8.30%    +6.32%     +6.65%
----------------------------------------------------------------
BLENDED 2015 COMPOSITE INDEX(3)
     Cumulative value of $10,000   $12,620    $9,673    $11,066
----------------------------------------------------------------
     Average annual total return   +26.20%    -1.10%     +2.87%
----------------------------------------------------------------
MSCI EAFE INDEX(4)
     Cumulative value of $10,000   $13,502    $7,672     $9,484
----------------------------------------------------------------
     Average annual total return   +35.02%    -8.45%     -1.34%
----------------------------------------------------------------
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(5)
     Cumulative value of $10,000   $10,012   $10,508    $11,010
----------------------------------------------------------------
     Average annual total return    +0.12%    +1.66%     +2.53%
----------------------------------------------------------------



Results for other share classes can be found on page 5.


--------------------------------------------------------------------------------
24  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE RETIREMENT PLUS 2015 FUND LINE GRAPH)

                     RETIREMENT PLUS
                        2015 FUND
                         CLASS A                              BARCLAYS CAPITAL
                     (INCLUDES SALES       RUSSELL 3000        U.S. AGGREGATE        BLENDED 2015           MSCI EAFE
                         CHARGE)             INDEX(1)           BOND INDEX(2)     COMPOSITE INDEX(3)         INDEX(4)
                    ----------------    ------------------    ----------------    ------------------    -----------------
5/18/06                 $ 9,425              $10,000              $10,000              $10,000               $10,000
7/06                      9,523               10,075               10,140               10,081                 9,988
10/06                    10,230               10,933               10,454               10,723                10,684
1/07                     10,770               11,521               10,510               11,153                11,431
4/07                     11,196               11,918               10,729               11,562                12,360
7/07                     11,034               11,707               10,704               11,476                12,428
10/07                    11,735               12,534               11,015               12,125                13,403
1/08                     10,590               11,176               11,434               11,232                11,505
4/08                     10,757               11,304               11,465               11,415                12,199
7/08                      9,904               10,499               11,363               10,820                10,971
10/08                     7,921                7,947               11,049                8,854                 7,193
1/09                      7,186                6,833               11,730                8,312                 6,510
4/09                      7,565                7,353               11,904                8,769                 7,024
7/09                      8,411                8,377               12,253                9,701                 8,540
10/09                     8,823                8,807               12,572               10,139                 9,236
1/10                      8,998                9,228               12,726               10,394                 9,140
4/10                      9,815               10,362               12,890               11,066                 9,484

                    CITIGROUP 3-MONTH
                      U.S. TREASURY
                      BILL INDEX(5)
                    -----------------
5/18/06                 $10,000
7/06                     10,096
10/06                    10,223
1/07                     10,352
4/07                     10,478
7/07                     10,606
10/07                    10,728
1/08                     10,827
4/08                     10,887
7/08                     10,931
10/08                    10,976
1/09                     10,991
4/09                     10,997
7/09                     11,001
10/09                    11,005
1/10                     11,008
4/10                     11,010




(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(2) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(3) The Blended 2015 Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indexes are used when calculating the Blended 2015 Composite Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Barclays Capital U. S. Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index.
(4) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
(5) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.
    The indices reflect reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  25

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2020 FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Retirement Plus 2020 Fund Class A shares (from 5/18/06 to 4/30/10) as compared to the performance of the Russell 3000 Index and the Barclays Capital U.S. Aggregate Bond Index, as well as a Blended 2020 Composite Index, consisting of the Russell 3000 Index, the Barclays Capital U.S. Aggregate Bond Index, the MSCI EAFE Index and the Citigroup 3-Month U.S. Treasury Bill Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum initial sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at April 30, 2010
                                                         SINCE
                                                       INCEPTION
                                    1 YEAR   3 YEARS    5/18/06
RETIREMENT PLUS 2020 FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of
  $10,000                          $12,365    $7,895     $9,455
----------------------------------------------------------------
     Average annual total return   +23.65%    -7.57%     -1.41%
----------------------------------------------------------------
RUSSELL 3000 INDEX(1)
     Cumulative value of $10,000   $14,090    $8,693    $10,362
----------------------------------------------------------------
     Average annual total return   +40.90%    -4.56%     +0.87%
----------------------------------------------------------------
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX(2)
     Cumulative value of $10,000   $10,830   $12,017    $12,890
----------------------------------------------------------------
     Average annual total return    +8.30%    +6.32%     +6.65%
----------------------------------------------------------------
BLENDED 2020 COMPOSITE INDEX(3)
     Cumulative value of $10,000   $12,950    $9,329    $10,777
----------------------------------------------------------------
     Average annual total return   +29.50%    -2.29%     +2.23%
----------------------------------------------------------------
MSCI EAFE INDEX(4)
     Cumulative value of $10,000   $13,502    $7,672     $9,484
----------------------------------------------------------------
     Average annual total return   +35.02%    -8.45%     -1.34%
----------------------------------------------------------------
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(5)
     Cumulative value of $10,000   $10,012   $10,508    $11,010
----------------------------------------------------------------
     Average annual total return    +0.12%    +1.66%     +2.53%
----------------------------------------------------------------



Results for other share classes can be found on page 7.


--------------------------------------------------------------------------------
26  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE RETIREMENT PLUS 2020 FUND LINE GRAPH)

                     RETIREMENT PLUS
                        2020 FUND
                         CLASS A                              BARCLAYS CAPITAL
                     (INCLUDES SALES       RUSSELL 3000        U.S. AGGREGATE        BLENDED 2020           MSCI EAFE
                         CHARGE)             INDEX(1)           BOND INDEX(2)     COMPOSITE INDEX(3)         INDEX(4)
                    ----------------    ------------------    ----------------    ------------------    -----------------
5/18/06                 $ 9,425              $10,000              $10,000              $10,000               $10,000
7/06                      9,494               10,075               10,140               10,072                 9,988
10/06                    10,242               10,933               10,454               10,767                10,684
1/07                     10,818               11,521               10,510               11,255                11,431
4/07                     11,287               11,918               10,729               11,696                12,360
7/07                     11,133               11,707               10,704               11,594                12,428
10/07                    11,908               12,534               11,015               12,303                13,403
1/08                     10,579               11,176               11,434               11,195                11,505
4/08                     10,770               11,304               11,465               11,400                12,199
7/08                      9,839               10,499               11,363               10,724                10,971
10/08                     7,643                7,947               11,049                8,520                 7,193
1/09                      6,820                6,833               11,730                7,845                 6,510
4/09                      7,207                7,353               11,904                8,322                 7,024
7/09                      8,073                8,377               12,253                9,318                 8,540
10/09                     8,483                8,807               12,572                9,772                 9,236
1/10                      8,658                9,228               12,726               10,037                 9,140
4/10                      9,455               10,362               12,890               10,777                 9,484

                    CITIGROUP 3-MONTH
                      U.S. TREASURY
                      BILL INDEX(5)
                    -----------------
5/18/06                 $10,000
7/06                     10,096
10/06                    10,223
1/07                     10,352
4/07                     10,478
7/07                     10,606
10/07                    10,728
1/08                     10,827
4/08                     10,887
7/08                     10,931
10/08                    10,976
1/09                     10,991
4/09                     10,997
7/09                     11,001
10/09                    11,005
1/10                     11,008
4/10                     11,010




(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(2) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(3) The Blended 2020 Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indexes are used when calculating the Blended 2020 Composite Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Barclays Capital U.S. Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index.
(4) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
(5) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.
    The indices reflect reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  27

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2025 FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Retirement Plus 2025 Fund Class A shares (from 5/18/06 to 4/30/10) as compared to the performance of the Russell 3000 Index and the Barclays Capital U.S. Aggregate Bond Index, as well as a Blended 2025 Composite Index, consisting of the Russell 3000 Index, the Barclays Capital U.S. Aggregate Bond Index, the MSCI EAFE Index and the Citigroup 3-Month U.S. Treasury Bill Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum initial sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at April 30, 2010
                                                         SINCE
                                                       INCEPTION
                                    1 YEAR   3 YEARS    5/18/06
RETIREMENT PLUS 2025 FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of
  $10,000                          $12,465    $7,688     $9,191
----------------------------------------------------------------
     Average annual total return   +24.65%    -8.39%     -2.12%
----------------------------------------------------------------
RUSSELL 3000 INDEX(1)
     Cumulative value of $10,000   $14,090    $8,693    $10,362
----------------------------------------------------------------
     Average annual total return   +40.90%    -4.56%     +0.87%
----------------------------------------------------------------
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX(2)
     Cumulative value of $10,000   $10,830   $12,017    $12,890
----------------------------------------------------------------
     Average annual total return    +8.30%    +6.32%     +6.65%
----------------------------------------------------------------
BLENDED 2025 COMPOSITE INDEX(3)
     Cumulative value of $10,000   $13,261    $9,136    $10,590
----------------------------------------------------------------
     Average annual total return   +32.61%    -2.97%     +1.81%
----------------------------------------------------------------
MSCI EAFE INDEX(4)
     Cumulative value of $10,000   $13,502    $7,672     $9,484
----------------------------------------------------------------
     Average annual total return   +35.02%    -8.45%     -1.34%
----------------------------------------------------------------
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(5)
     Cumulative value of $10,000   $10,012   $10,508    $11,010
----------------------------------------------------------------
     Average annual total return    +0.12%    +1.66%     +2.53%
----------------------------------------------------------------



Results for other share classes can be found on page 9.


--------------------------------------------------------------------------------
28  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE RETIREMENT PLUS 2025 FUND LINE GRAPH)

                     RETIREMENT PLUS
                        2025 FUND
                         CLASS A                               BARCLAYS CAPITAL
                     (INCLUDES SALES        RUSSELL 3000        U.S. AGGREGATE        BLENDED 2025           MSCI EAFE
                         CHARGES)             INDEX(1)           BOND INDEX(2)     COMPOSITE INDEX(3)         INDEX(4)
                    -----------------    ------------------    ----------------    ------------------    -----------------
5/18/06                  $ 9,425              $10,000              $10,000              $10,000               $10,000
7/06                       9,484               10,075               10,140               10,070                 9,988
10/06                     10,224               10,933               10,454               10,783                10,684
1/07                      10,809               11,521               10,510               11,293                11,431
4/07                      11,266               11,918               10,729               11,749                12,360
7/07                      11,104               11,707               10,704               11,638                12,428
10/07                     11,907               12,534               11,015               12,378                13,403
1/08                      10,490               11,176               11,434               11,145                11,505
4/08                      10,712               11,304               11,465               11,364                12,199
7/08                       9,735               10,499               11,363               10,635                10,971
10/08                      7,471                7,947               11,049                8,262                 7,193
1/09                       6,594                6,833               11,730                7,491                 6,510
4/09                       6,949                7,353               11,904                7,986                 7,024
7/09                       7,804                8,377               12,253                9,035                 8,540
10/09                      8,204                8,807               12,572                9,504                 9,236
1/10                       8,359                9,228               12,726                9,780                 9,140
4/10                       9,191               10,362               12,890               10,590                 9,484

                    CITIGROUP 3-MONTH
                      U.S. TREASURY
                      BILL INDEX(5)
                    -----------------
5/18/06                 $10,000
7/06                     10,096
10/06                    10,223
1/07                     10,352
4/07                     10,478
7/07                     10,606
10/07                    10,728
1/08                     10,827
4/08                     10,887
7/08                     10,931
10/08                    10,976
1/09                     10,991
4/09                     10,997
7/09                     11,001
10/09                    11,005
1/10                     11,008
4/10                     11,010




(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(2) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(3) The Blended 2025 Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indexes are used when calculating the Blended 2025 Composite Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Barclays Capital U.S. Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index.
(4) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
(5) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.
    The indexes reflect reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  29

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2030 FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Retirement Plus 2030 Fund Class A shares (from 5/18/06 to 4/30/10) as compared to the performance of the Russell 3000 Index and the Barclays Capital U.S. Aggregate Bond Index, as well as a Blended 2030 Composite Index, consisting of the Russell 3000 Index, the Barclays Capital U.S. Aggregate Bond Index, the MSCI EAFE Index and the Citigroup 3-Month U.S. Treasury Bill Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum initial sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at April 30, 2010
                                                         SINCE
                                                       INCEPTION
                                    1 YEAR   3 YEARS    5/18/06
RETIREMENT PLUS 2030 FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of
  $10,000                          $12,457    $7,689     $9,237
----------------------------------------------------------------
     Average annual total return   +24.57%    -8.39%     -1.98%
----------------------------------------------------------------
RUSSELL 3000 INDEX(1)
     Cumulative value of $10,000   $14,090    $8,693    $10,362
----------------------------------------------------------------
     Average annual total return   +40.90%    -4.56%     +0.87%
----------------------------------------------------------------
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX(2)
     Cumulative value of $10,000   $10,830   $12,017    $12,890
----------------------------------------------------------------
     Average annual total return    +8.30%    +6.32%     +6.65%
----------------------------------------------------------------
BLENDED 2030 COMPOSITE INDEX(3)
     Cumulative value of $10,000   $13,264    $9,138    $10,592
----------------------------------------------------------------
     Average annual total return   +32.64%    -2.96%     +1.81%
----------------------------------------------------------------
MSCI EAFE INDEX(4)
     Cumulative value of $10,000   $13,502    $7,672     $9,484
----------------------------------------------------------------
     Average annual total return   +35.02%    -8.45%     -1.34%
----------------------------------------------------------------
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(5)
     Cumulative value of $10,000   $10,012   $10,508    $11,010
----------------------------------------------------------------
     Average annual total return    +0.12%    +1.66%     +2.53%
----------------------------------------------------------------



Results for other share classes can be found on page 11.


--------------------------------------------------------------------------------
30  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE RETIREMENT PLUS 2030 FUND LINE GRAPH)

                     RETIREMENT PLUS
                        2030 FUND
                         CLASS A                               BARCLAYS CAPITAL
                     (INCLUDES SALES        RUSSELL 3000        U.S. AGGREGATE        BLENDED 2030           MSCI EAFE
                         CHARGES)             INDEX(1)           BOND INDEX(2)     COMPOSITE INDEX(3)         INDEX(4)
                    -----------------    ------------------    ----------------    ------------------    -----------------
5/18/06                  $ 9,425              $10,000               $10,000             $10,000               $10,000
7/06                       9,514               10,075                10,140              10,070                 9,988
10/06                     10,263               10,933                10,454              10,783                10,684
1/07                      10,856               11,521                10,510              11,293                11,431
4/07                      11,324               11,918                10,729              11,749                12,360
7/07                      11,151               11,707                10,704              11,638                12,428
10/07                     11,975               12,534                11,015              12,378                13,403
1/08                      10,547               11,176                11,434              11,145                11,505
4/08                      10,768               11,304                11,465              11,364                12,199
7/08                       9,781               10,499                11,363              10,635                10,971
10/08                      7,496                7,947                11,049               8,262                 7,193
1/09                       6,622                6,833                11,730               7,491                 6,510
4/09                       6,989                7,353                11,904               7,986                 7,024
7/09                       7,855                8,377                12,253               9,035                 8,540
10/09                      8,244                8,807                12,572               9,504                 9,236
1/10                       8,402                9,228                12,726               9,780                 9,140
4/10                       9,237               10,362                12,890              10,592                 9,484

                    CITIGROUP 3-MONTH
                      U.S. TREASURY
                      BILL INDEX(5)
                    -----------------
5/18/06                 $10,000
7/06                     10,096
10/06                    10,223
1/07                     10,352
4/07                     10,478
7/07                     10,606
10/07                    10,728
1/08                     10,827
4/08                     10,887
7/08                     10,931
10/08                    10,976
1/09                     10,991
4/09                     10,997
7/09                     11,001
10/09                    11,005
1/10                     11,008
4/10                     11,010




(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(2) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(3) The Blended 2030 Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indexes are used when calculating the Blended 2030 Composite Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Barclays Capital U.S. Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index.
(4) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
(5) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.
    The indices reflect reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  31

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2035 FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Retirement Plus 2035 Fund Class A shares (from 5/18/06 to 4/30/10) as compared to the performance of the Russell 3000 Index and the Barclays Capital U.S. Aggregate Bond Index, as well as a Blended 2035 Composite Index, consisting of the Russell 3000 Index, the Barclays Capital U.S. Aggregate Bond Index, the MSCI EAFE Index and the Citigroup 3-Month U.S. Treasury Bill Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum initial sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at April 30, 2010
                                                         SINCE
                                                       INCEPTION
                                    1 YEAR   3 YEARS    5/18/06
RETIREMENT PLUS 2035 FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of
  $10,000                          $12,470    $7,680     $9,161
----------------------------------------------------------------
     Average annual total return   +24.70%    -8.42%     -2.19%
----------------------------------------------------------------
RUSSELL 3000 INDEX(1)
     Cumulative value of $10,000   $14,090    $8,693    $10,362
----------------------------------------------------------------
     Average annual total return   +40.90%    -4.56%     +0.87%
----------------------------------------------------------------
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX(2)
     Cumulative value of $10,000   $10,830   $12,017    $12,890
----------------------------------------------------------------
     Average annual total return    +8.30%    +6.32%     +6.65%
----------------------------------------------------------------
BLENDED 2035 COMPOSITE INDEX(3)
     Cumulative value of $10,000   $13,264    $9,138    $10,592
----------------------------------------------------------------
     Average annual total return   +32.64%    -2.96%     +1.81%
----------------------------------------------------------------
MSCI EAFE INDEX(4)
     Cumulative value of $10,000   $13,502    $7,672     $9,484
----------------------------------------------------------------
     Average annual total return   +35.02%    -8.45%     -1.34%
----------------------------------------------------------------
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(5)
     Cumulative value of $10,000   $10,012   $10,508    $11,010
----------------------------------------------------------------
     Average annual total return    +0.12%    +1.66%     +2.53%
----------------------------------------------------------------



Results for other share classes can be found on page 13.


--------------------------------------------------------------------------------
32  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE RETIREMENT PLUS 2035 FUND LINE GRAPH)

                     RETIREMENT PLUS
                        2035 FUND
                         CLASS A                               BARCLAYS CAPITAL
                     (INCLUDES SALES        RUSSELL 3000        U.S. AGGREGATE        BLENDED 2035          MSCI EAFE
                         CHARGES)             INDEX(1)           BOND INDEX(2)     COMPOSITE INDEX(3)        INDEX(4)
                    -----------------    ------------------    ----------------    ------------------    -----------------
5/18/06                  $ 9,425               $10,000              $10,000             $10,000               $10,000
7/06                       9,445                10,075               10,140              10,070                 9,988
10/06                     10,194                10,933               10,454              10,783                10,684
1/07                      10,774                11,521               10,510              11,293                11,431
4/07                      11,241                11,918               10,729              11,749                12,360
7/07                      11,068                11,707               10,704              11,638                12,428
10/07                     11,882                12,534               11,015              12,378                13,403
1/08                      10,465                11,176               11,434              11,145                11,505
4/08                      10,688                11,304               11,465              11,364                12,199
7/08                       9,709                10,499               11,363              10,635                10,971
10/08                      7,440                 7,947               11,049               8,262                 7,193
1/09                       6,568                 6,833               11,730               7,491                 6,510
4/09                       6,924                 7,353               11,904               7,986                 7,024
7/09                       7,781                 8,377               12,253               9,035                 8,540
10/09                      8,171                 8,807               12,572               9,504                 9,236
1/10                       8,336                 9,228               12,726               9,780                 9,140
4/10                       9,161                10,362               12,890              10,592                 9,484

                    CITIGROUP 3-MONTH
                      U.S. TREASURY
                      BILL INDEX(5)
                    -----------------
5/18/06                 $10,000
7/06                     10,096
10/06                    10,223
1/07                     10,352
4/07                     10,478
7/07                     10,606
10/07                    10,728
1/08                     10,827
4/08                     10,887
7/08                     10,931
10/08                    10,976
1/09                     10,991
4/09                     10,997
7/09                     11,001
10/09                    11,005
1/10                     11,008
4/10                     11,010




(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(2) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(3) The Blended 2035 Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indexes are used when calculating the Blended 2035 Composite Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Barclays Capital U.S. Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index.
(4) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
(5) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.
    The indices reflect reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  33

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2040 FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Retirement Plus 2040 Fund Class A shares (from 5/18/06 to 4/30/10) as compared to the performance of the Russell 3000 Index and the Barclays Capital U.S. Aggregate Bond Index, as well as a Blended 2040 Composite Index, consisting of the Russell 3000 Index, the Barclays Capital U.S. Aggregate Bond Index, the MSCI EAFE Index and the Citigroup 3-Month U.S. Treasury Bill Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum initial sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at April 30, 2010
                                                         SINCE
                                                       INCEPTION
                                    1 YEAR   3 YEARS    5/18/06
RETIREMENT PLUS 2040 FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of
  $10,000                          $12,467    $7,702     $9,240
----------------------------------------------------------------
     Average annual total return   +24.67%    -8.33%     -1.97%
----------------------------------------------------------------
RUSSELL 3000 INDEX(1)
     Cumulative value of $10,000   $14,090    $8,693    $10,362
----------------------------------------------------------------
     Average annual total return   +40.90%    -4.56%     +0.87%
----------------------------------------------------------------
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX(2)
     Cumulative value of $10,000   $10,830   $12,017    $12,890
----------------------------------------------------------------
     Average annual total return    +8.30%    +6.32%     +6.65%
----------------------------------------------------------------
BLENDED 2040 COMPOSITE INDEX(3)
     Cumulative value of $10,000   $13,264    $9,138    $10,592
----------------------------------------------------------------
     Average annual total return   +32.64%    -2.96%     +1.81%
----------------------------------------------------------------
MSCI EAFE INDEX(4)
     Cumulative value of $10,000   $13,502    $7,672     $9,484
----------------------------------------------------------------
     Average annual total return   +35.02%    -8.45%     -1.34%
----------------------------------------------------------------
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(5)
     Cumulative value of $10,000   $10,012   $10,508    $11,010
----------------------------------------------------------------
     Average annual total return    +0.12%    +1.66%     +2.53%
----------------------------------------------------------------



Results for other share classes can be found on page 15.


--------------------------------------------------------------------------------
34  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE RETIREMENT PLUS 2040 FUND LINE GRAPH)

                     RETIREMENT PLUS
                        2040 FUND
                         CLASS A                               BARCLAYS CAPITAL
                     (INCLUDES SALES        RUSSELL 3000        U.S. AGGREGATE        BLENDED 2040           MSCI EAFE
                         CHARGES)             INDEX(1)           BOND INDEX(2)     COMPOSITE INDEX(3)         INDEX(4)
                    -----------------    ------------------    ----------------    ------------------    -----------------
5/18/06                  $ 9,425              $10,000               $10,000             $10,000               $10,000
7/06                       9,494               10,075                10,140              10,070                 9,988
10/06                     10,243               10,933                10,454              10,783                10,684
1/07                      10,840               11,521                10,510              11,293                11,431
4/07                      11,308               11,918                10,729              11,749                12,360
7/07                      11,135               11,707                10,704              11,638                12,428
10/07                     11,949               12,534                11,015              12,378                13,403
1/08                      10,526               11,176                11,434              11,145                11,505
4/08                      10,741               11,304                11,465              11,364                12,199
7/08                       9,770               10,499                11,363              10,635                10,971
10/08                      7,499                7,947                11,049               8,262                 7,193
1/09                       6,617                6,833                11,730               7,491                 6,510
4/09                       6,987                7,353                11,904               7,986                 7,024
7/09                       7,842                8,377                12,253               9,035                 8,540
10/09                      8,247                8,807                12,572               9,504                 9,236
1/10                       8,408                9,228                12,726               9,780                 9,140
4/10                       9,240               10,362                12,890              10,592                 9,484

                    CITIGROUP 3-MONTH
                      U.S. TREASURY
                      BILL INDEX(5)
                    -----------------
5/18/06                  $10,000
7/06                      10,096
10/06                     10,223
1/07                      10,352
4/07                      10,478
7/07                      10,606
10/07                     10,728
1/08                      10,827
4/08                      10,887
7/08                      10,931
10/08                     10,976
1/09                      10,991
4/09                      10,997
7/09                      11,001
10/09                     11,005
1/10                      11,008
4/10                      11,010




(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(2) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(3) The Blended 2040 Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indexes are used when calculating the Blended 2040 Composite Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Barclays Capital U.S. Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index.
(4) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
(5) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.
    The indices reflect reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  35

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2045 FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Retirement Plus 2045 Fund Class A shares (from 5/18/06 to 4/30/10) as compared to the performance of the Russell 3000 Index and the Barclays Capital U.S. Aggregate Bond Index, as well as a Blended 2045 Composite Index, consisting of the Russell 3000 Index, the Barclays Capital U.S. Aggregate Bond Index, the MSCI EAFE Index and the Citigroup 3-Month U.S. Treasury Bill Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum initial sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at April 30, 2010
                                                         SINCE
                                                       INCEPTION
                                    1 YEAR   3 YEARS    5/18/06
RETIREMENT PLUS 2045 FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of
  $10,000                          $12,464    $7,671     $9,176
----------------------------------------------------------------
     Average annual total return   +24.64%    -8.46%     -2.15%
----------------------------------------------------------------
RUSSELL 3000 INDEX(1)
     Cumulative value of $10,000   $14,090    $8,693    $10,362
----------------------------------------------------------------
     Average annual total return   +40.90%    -4.56%     +0.87%
----------------------------------------------------------------
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX(2)
     Cumulative value of $10,000   $10,830   $12,017    $12,890
----------------------------------------------------------------
     Average annual total return    +8.30%    +6.32%     +6.65%
----------------------------------------------------------------
BLENDED 2045 COMPOSITE INDEX(3)
     Cumulative value of $10,000   $13,264    $9,138    $10,592
----------------------------------------------------------------
     Average annual total return   +32.64%    -2.96%     +1.81%
----------------------------------------------------------------
MSCI EAFE INDEX(4)
     Cumulative value of $10,000   $13,502    $7,672     $9,484
----------------------------------------------------------------
     Average annual total return   +35.02%    -8.45%     -1.34%
----------------------------------------------------------------
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(5)
     Cumulative value of $10,000   $10,012   $10,508    $11,010
----------------------------------------------------------------
     Average annual total return    +0.12%    +1.66%     +2.53%
----------------------------------------------------------------



Results for other share classes can be found on page 17.


--------------------------------------------------------------------------------
36  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE RETIREMENT PLUS 2045 FUND LINE GRAPH)

                     RETIREMENT PLUS
                        2045 FUND
                         CLASS A                               BARCLAYS CAPITAL
                     (INCLUDES SALES        RUSSELL 3000        U.S. AGGREGATE        BLENDED 2045           MSCI EAFE
                         CHARGES)             INDEX(1)           BOND INDEX(2)     COMPOSITE INDEX(3)         INDEX(4)
                    -----------------    ------------------    ----------------    ------------------    -----------------
5/18/06                  $ 9,425              $10,000               $10,000             $10,000               $10,000
7/06                       9,484               10,075                10,140              10,070                 9,988
10/06                     10,224               10,933                10,454              10,783                10,684
1/07                      10,809               11,521                10,510              11,293                11,431
4/07                      11,276               11,918                10,729              11,749                12,360
7/07                      11,103               11,707                10,704              11,638                12,428
10/07                     11,906               12,534                11,015              12,378                13,403
1/08                      10,498               11,176                11,434              11,145                11,505
4/08                      10,720               11,304                11,465              11,364                12,199
7/08                       9,741               10,499                11,363              10,635                10,971
10/08                      7,473                7,947                11,049               8,262                 7,193
1/09                       6,591                6,833                11,730               7,491                 6,510
4/09                       6,940                7,353                11,904               7,986                 7,024
7/09                       7,806                8,377                12,253               9,035                 8,540
10/09                      8,199                8,807                12,572               9,504                 9,236
1/10                       8,355                9,228                12,726               9,780                 9,140
4/10                       9,176               10,362                12,890              10,592                 9,484

                    CITIGROUP 3-MONTH
                     U.S. TREASURY
                      BILL INDEX(5)
                    -----------------
5/18/06                 $10,000
7/06                     10,096
10/06                    10,223
1/07                     10,352
4/07                     10,478
7/07                     10,606
10/07                    10,728
1/08                     10,827
4/08                     10,887
7/08                     10,931
10/08                    10,976
1/09                     10,991
4/09                     10,997
7/09                     11,001
10/09                    11,005
1/10                     11,008
4/10                     11,010




(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
(2) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.
(3) The Blended 2045 Composite Index is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indexes are used when calculating the Blended 2045 Composite Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Barclays Capital U.S. Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index.
(4) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.
(5) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.
    The indices reflect reinvestment of all distributions and changes in market prices.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  37

INVESTMENT CHANGES  ------------------------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2010 FUND

Fund holdings at April 30, 2010

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                   23.4%                 28.8%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                15.3%                  6.8%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          5.5%                  4.9%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund         10.3%                  8.7%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund          10.1%                  9.3%
======================================================================================
                                                      64.6%                 58.5%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                     14.3%                 17.3%
--------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 8.4%                  8.8%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           0.7%                  0.9%
--------------------------------------------------------------------------------------
RiverSource High Yield Bond Fund                       3.7%                  3.8%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 1.3%                  5.3%
======================================================================================
                                                      28.4%                 36.1%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          4.5%                  2.7%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       2.5%                  2.7%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION  ----------------------------------------------------------
(at April 30, 2010; % of portfolio assets)



Equity Funds(1)                                        64.6%
-----------------------------------------------------------------

Fixed Income Funds(2)                                  28.4%
-----------------------------------------------------------------

Alternative Investments(3)                              4.5%
-----------------------------------------------------------------

Cash Equivalents(4)                                     2.5%
-----------------------------------------------------------------


(1) Includes U.S. Large Cap 43.8%, International 15.3% and U.S. Small Mid Cap 5.5%.
(2) Includes Investment Grade 14.3%, International 8.4%, High Yield 3.7 %, Inflation Protected Securities 1.3% and Global Bond 0.7%.
(3) Comprised entirely of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4) Comprised entirely of an investment in the RiverSource Cash Management Fund.


--------------------------------------------------------------------------------
38  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

TOP FIVE HOLDINGS  -------------------------------------------------------------
(at April 30, 2010; % of portfolio assets)


RiverSource Disciplined Equity Fund                   23.4%
----------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                15.3%
----------------------------------------------------------------
RiverSource Diversified Bond Fund                     14.3%
----------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund         10.3%
----------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund          10.1%
----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  39

INVESTMENT CHANGES (continued)  ------------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2015 FUND

Fund holdings at April 30, 2010

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                   29.0%                 33.7%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                18.9%                 11.0%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund         10.0%                  8.5%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund          10.7%                  9.0%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          5.9%                  5.0%
======================================================================================
                                                      74.5%                 67.2%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                     11.4%                 12.6%
--------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 5.7%                  6.7%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           2.5%                  2.9%
--------------------------------------------------------------------------------------
RiverSource High Yield Bond Fund                       3.5%                  3.5%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 0.8%                  5.3%
======================================================================================
                                                      23.9%                 31.0%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          0.8%                  0.9%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       0.8%                  0.9%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION  ----------------------------------------------------------
(at April 30, 2010; % of portfolio assets)



Equity Funds(1)                                        74.5%
-----------------------------------------------------------------

Fixed Income Funds(2)                                  23.9%
-----------------------------------------------------------------

Alternative Investments(3)                              0.8%
-----------------------------------------------------------------

Cash Equivalents(4)                                     0.8%
-----------------------------------------------------------------


(1) Includes U.S. Large Cap 49.7%, International 18.9% and U.S. Small Mid Cap 5.9%.
(2) Includes Investment Grade 11.4%, International 5.7%, High Yield 3.5%, Global Bond 2.5% and Inflation Protected Securities 0.8%.
(3) Comprised entirely of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4) Comprised entirely of an investment in the RiverSource Cash Management Fund.


--------------------------------------------------------------------------------
40  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

TOP FIVE HOLDINGS  -------------------------------------------------------------
(at April 30, 2010; % of portfolio assets)


RiverSource Disciplined Equity Fund                   29.0%
----------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                18.9%
----------------------------------------------------------------
RiverSource Diversified Bond Fund                     11.4%
----------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund          10.7%
----------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund         10.0%
----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  41

INVESTMENT CHANGES (continued)  ------------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2020 FUND

Fund holdings at April 30, 2010

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                   34.5%                 37.0%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                19.2%                 13.3%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund          9.9%                  8.5%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund           9.4%                  7.8%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          5.6%                  5.0%
======================================================================================
                                                      78.6%                 71.6%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                      9.5%                  8.9%
--------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 3.8%                  6.3%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           2.1%                  2.3%
--------------------------------------------------------------------------------------
RiverSource High Yield Bond Fund                       4.2%                  4.3%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 0.6%                  5.6%
======================================================================================
                                                      20.2%                 27.4%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          0.6%                  0.5%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       0.6%                  0.5%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION  ----------------------------------------------------------
(at April 30, 2010; % of portfolio assets)



Equity Funds(1)                                        78.6%
-----------------------------------------------------------------

Fixed Income Funds(2)                                  20.2%
-----------------------------------------------------------------

Alternative Investments(3)                              0.6%
-----------------------------------------------------------------

Cash Equivalents(4)                                     0.6%
-----------------------------------------------------------------


(1) Includes U.S. Large Cap 53.8%, International 19.2% and U.S. Small Mid Cap 5.6%.
(2) Includes Investment Grade 9.5%, High Yield 4.2%, International 3.8%, Global Bond 2.1% and Inflation Protected Securities 0.6%.
(3) Comprised entirely of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4) Comprised entirely of an investment in the RiverSource Cash Management Fund.


--------------------------------------------------------------------------------
42  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

TOP FIVE HOLDINGS  -------------------------------------------------------------
(at April 30, 2010; % of portfolio assets)


RiverSource Disciplined Equity Fund                   34.5%
----------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                19.2%
----------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund          9.9%
----------------------------------------------------------------
RiverSource Diversified Bond Fund                      9.5%
----------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund           9.4%
----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  43

INVESTMENT CHANGES (continued)  ------------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2025 FUND

Fund holdings at April 30, 2010

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                   39.7%                 42.2%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                20.1%                 15.7%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund         10.4%                  8.9%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund           9.1%                  7.6%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          5.8%                  5.2%
======================================================================================
                                                      85.1%                 79.6%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                      7.9%                  6.7%
--------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 1.2%                  4.0%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           0.7%                  0.8%
--------------------------------------------------------------------------------------
RiverSource High Yield Bond Fund                       3.8%                  2.8%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 0.4%                  5.5%
======================================================================================
                                                      14.0%                 19.8%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          0.5%                  0.3%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       0.4%                  0.3%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION  ----------------------------------------------------------
(at April 30, 2010; % of portfolio assets)



Equity Funds(1)                                        85.1%
-----------------------------------------------------------------

Fixed Income Funds(2)                                  14.0%
-----------------------------------------------------------------

Alternative Investments(3)                              0.5%
-----------------------------------------------------------------

Cash Equivalents(4)                                     0.4%
-----------------------------------------------------------------


(1) Includes U.S. Large Cap 59.2%, International 20.1% and U.S. Small Mid Cap 5.8%.
(2) Includes Investment Grade 7.9%, High Yield 3.8%, International 1.2%, Global Bond 0.7% and Inflation Protected Securities 0.4%.
(3) Comprised entirely of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4) Comprised entirely of an investment in the RiverSource Cash Management Fund.


--------------------------------------------------------------------------------
44  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

TOP FIVE HOLDINGS  -------------------------------------------------------------
(at April 30, 2010; % of portfolio assets)


RiverSource Disciplined Equity Fund                   39.7%
----------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                20.1%
----------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund         10.4%
----------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund           9.1%
----------------------------------------------------------------
RiverSource Diversified Bond Fund                      7.9%
----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  45

INVESTMENT CHANGES (continued)  ------------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2030 FUND

Fund holdings at April 30, 2010

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                   39.7%                 42.2%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                20.2%                 15.7%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund         10.4%                  8.9%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund           9.1%                  7.6%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          5.8%                  5.2%
======================================================================================
                                                      85.2%                 79.6%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                      8.0%                  6.8%
--------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 1.0%                  4.0%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           0.7%                  0.8%
--------------------------------------------------------------------------------------
RiverSource High Yield Bond Fund                       3.8%                  2.7%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 0.4%                  5.5%
======================================================================================
                                                      13.9%                 19.8%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          0.5%                  0.3%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       0.4%                  0.3%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION  ----------------------------------------------------------
(at April 30, 2010; % of portfolio assets)



Equity Funds(1)                                        85.2%
-----------------------------------------------------------------

Fixed Income Funds(2)                                  13.9%
-----------------------------------------------------------------

Alternative Investments(3)                              0.5%
-----------------------------------------------------------------

Cash Equivalents(4)                                     0.4%
-----------------------------------------------------------------


(1) Includes U.S. Large Cap 59.2%, International 20.2% and U.S. Small Mid Cap 5.8%.
(2) Includes Investment Grade 8.0%, High Yield 3.8%, International 1.0%, Global Bond 0.7% and Inflation Protected Securities 0.4%.
(3) Comprised entirely of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4) Comprised entirely of an investment in the RiverSource Cash Management Fund.


--------------------------------------------------------------------------------
46  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

TOP FIVE HOLDINGS  -------------------------------------------------------------
(at April 30, 2010; % of portfolio assets)


RiverSource Disciplined Equity Fund                   39.7%
----------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                20.2%
----------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund         10.4%
----------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund           9.1%
----------------------------------------------------------------
RiverSource Diversified Bond Fund                      8.0%
----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  47

INVESTMENT CHANGES (continued)  ------------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2035 FUND

Fund holdings at April 30, 2010

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                   39.7%                 42.2%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                20.2%                 15.7%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund         10.4%                  8.9%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund           9.1%                  7.6%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          5.8%                  5.2%
======================================================================================
                                                      85.2%                 79.6%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                      7.9%                  6.8%
--------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 1.1%                  4.0%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           0.7%                  0.8%
--------------------------------------------------------------------------------------
RiverSource High Yield Bond Fund                       3.8%                  2.7%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 0.4%                  5.5%
======================================================================================
                                                      13.9%                 19.8%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          0.5%                  0.3%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       0.4%                  0.3%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION  ----------------------------------------------------------
(at April 30, 2010; % of portfolio assets)



Equity Funds(1)                                        85.2%
-----------------------------------------------------------------

Fixed Income Funds(2)                                  13.9%
-----------------------------------------------------------------

Alternative Investments(3)                              0.5%
-----------------------------------------------------------------

Cash Equivalents(4)                                     0.4%
-----------------------------------------------------------------


(1) Includes U.S. Large Cap 59.2%, International 20.2% and U.S. Small Mid Cap 5.8%.
(2) Includes Investment Grade 7.9%, High Yield 3.8%, International 1.1%, Global Bond 0.7% and Inflation Protected Securities 0.4%.
(3) Comprised entirely of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4) Comprised entirely of an investment in the RiverSource Cash Management Fund.


--------------------------------------------------------------------------------
48  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

TOP FIVE HOLDINGS  -------------------------------------------------------------
(at April 30, 2010; % of portfolio assets)


RiverSource Disciplined Equity Fund                   39.7%
----------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                20.2%
----------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund         10.4%
----------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund           9.1%
----------------------------------------------------------------
RiverSource Diversified Bond Fund                      7.9%
----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  49

INVESTMENT CHANGES (continued)  ------------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2040 FUND

Fund holdings at April 30, 2010

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                   39.7%                 42.2%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                20.2%                 15.7%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund         10.4%                  8.9%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund           9.1%                  7.6%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          5.8%                  5.2%
======================================================================================
                                                      85.2%                 79.6%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                      7.9%                  6.8%
--------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 1.1%                  4.0%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           0.7%                  0.8%
--------------------------------------------------------------------------------------
RiverSource High Yield Bond Fund                       3.8%                  2.7%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 0.4%                  5.5%
======================================================================================
                                                      13.9%                 19.8%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          0.5%                  0.3%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       0.4%                  0.3%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION  ----------------------------------------------------------
(at April 30, 2010; % of portfolio assets)



Equity Funds(1)                                        85.2%
-----------------------------------------------------------------

Fixed Income Funds(2)                                  13.9%
-----------------------------------------------------------------

Alternative Investments(3)                              0.5%
-----------------------------------------------------------------

Cash Equivalents(4)                                     0.4%
-----------------------------------------------------------------


(1) Includes U.S. Large Cap 59.2%, International 20.2% and U.S. Small Mid Cap 5.8%.
(2) Includes Investment Grade 7.9%, High yield 3.8%, International 1.1%, Global Bond 0.7% and Inflation Protected Securities 0.4%.
(3) Comprised entirely of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4) Comprised entirely of an investment in the RiverSource Cash Management Fund.


--------------------------------------------------------------------------------
50  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

TOP FIVE HOLDINGS  -------------------------------------------------------------
(at April 30, 2010; % of portfolio assets)


RiverSource Disciplined Equity Fund                   39.7%
----------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                20.2%
----------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund         10.4%
----------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund           9.1%
----------------------------------------------------------------
RiverSource Diversified Bond Fund                      7.9%
----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  51

INVESTMENT CHANGES (continued)  ------------------------------------------------

RIVERSOURCE RETIREMENT PLUS 2045 FUND

Fund holdings at April 30, 2010

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                   39.7%                 42.2%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                20.2%                 15.7%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund         10.4%                  8.9%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund           9.1%                  7.6%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          5.8%                  5.2%
======================================================================================
                                                      85.2%                 79.6%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                      7.9%                  6.8%
--------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 1.1%                  4.0%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           0.7%                  0.8%
--------------------------------------------------------------------------------------
RiverSource High Yield Bond Fund                       3.8%                  2.7%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 0.4%                  5.5%
======================================================================================
                                                      13.9%                 19.8%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          0.5%                  0.3%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       0.4%                  0.3%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION  ----------------------------------------------------------
(at April 30, 2010; % of portfolio assets)


Equity Funds(1)                                                       85.2%
---------------------------------------------------------------------------

Fixed Income Funds(2)                                                 13.9%
---------------------------------------------------------------------------

Alternative Investments(3)                                             0.5%
---------------------------------------------------------------------------

Cash Equivalents(4)                                                    0.4%
---------------------------------------------------------------------------


(1) Includes U.S. Large Cap 59.2%, International 20.2% and U.S. Small Mid Cap 5.8%.
(2) Includes Investment Grade 7.9%, High Yield 3.8%, International 1.1%, Global Bond 0.7% and Inflation Protected Securities 0.4%.
(3) Comprised entirely of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4) Comprised entirely of an investment in the RiverSource Cash Management Fund.


--------------------------------------------------------------------------------
52  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

TOP FIVE HOLDINGS  -------------------------------------------------------------
(at April 30, 2010; % of portfolio assets)


RiverSource Disciplined Equity Fund                                   39.7%
---------------------------------------------------------------------------
RiverSource Disciplined International Equity Fund                     20.2%
---------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund                         10.4%
---------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund                           9.1%
---------------------------------------------------------------------------
RiverSource Diversified Bond Fund                                      7.9%
---------------------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  53

FUND EXPENSES EXAMPLES ---------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses, which each Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any underlying funds (also referred to as "acquired funds") in which each Fund invests. The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months April 30, 2010.

ACTUAL EXPENSES
The first line of each table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Direct expenses paid during the period" to estimate the expenses you paid on your account during this period. You can also estimate the direct and indirect expenses you paid over the period by using the number in the first line under the heading "Direct and indirect expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
54  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource Retirement Plus 2010 Fund

                                                                                      DIRECT AND
                                                                      DIRECT           INDIRECT
                                   BEGINNING         ENDING          EXPENSES          EXPENSES
                                 ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING       PAID DURING
                                  NOV. 1, 2009   APRIL 30, 2010   THE PERIOD(a)   THE PERIOD(b),(c)
---------------------------------------------------------------------------------------------------
Class A
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $1,107.00         $2.00             $5.41
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,023.04         $1.92             $5.20
---------------------------------------------------------------------------------------------------

Class R2
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $1,105.00         $4.09             $7.50
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,021.04         $3.93             $7.21
---------------------------------------------------------------------------------------------------

Class R3
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $1,106.20         $2.78             $6.20
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,022.29         $2.67             $5.95
---------------------------------------------------------------------------------------------------

Class R4
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $1,108.90         $1.47             $4.89
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,023.54         $1.41             $4.69
---------------------------------------------------------------------------------------------------

Class R5
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $1,108.80         $0.16             $3.58
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,024.78         $0.15             $3.43
---------------------------------------------------------------------------------------------------

Class Y
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $1,108.00         $0.95             $4.36
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,024.03         $0.91             $4.19
---------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                              FUND'S          ACQUIRED FUND
                                                            ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                          EXPENSE RATIO   FEES AND EXPENSES(c)   EXPENSES
---------------------------------------------------------------------------------------------------------
Class A                                                        .38%               .65%             1.03%
---------------------------------------------------------------------------------------------------------
Class R2                                                       .78%               .65%             1.43%
---------------------------------------------------------------------------------------------------------
Class R3                                                       .53%               .65%             1.18%
---------------------------------------------------------------------------------------------------------
Class R4                                                       .28%               .65%              .93%
---------------------------------------------------------------------------------------------------------
Class R5                                                       .03%               .65%              .68%
---------------------------------------------------------------------------------------------------------
Class Y                                                        .18%               .65%              .83%
---------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Expenses are equal to the annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(c) Columbia Management Investment Advisers, LLC (the Investment Manager) and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until at least the end of the underlying funds' next fiscal year, unless sooner terminated at the sole discretion of the underlying Funds' Board. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.68% for all classes. Had these commitments not been in place for the entire six month period ended April 30, 2010, the actual direct and indirect expenses paid would have been $5.57 for Class A, $7.66 for Class R2, $6.35 for Class R3, $5.05 for Class R4, $3.73 for Class R5 and $4.52 for Class Y; the hypothetical direct and indirect expenses paid would have been $5.35 for Class A, $7.36 for Class R2, $6.10 for Class R3, $4.84 for Class R4, $3.58 for Class R5 and $4.34 for Class Y.
(d) Based on the actual return for the six months ended April 30, 2010: +10.70% for Class A, +10.50% for Class R2, +10.62% for Class R3, +10.89% or Class R4, +10.88% for Class R5 and +10.80% for Class Y.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  55

FUND EXPENSES EXAMPLES (continued) ---------------------------------------------

RiverSource Retirement Plus 2015 Fund

                                                                                      DIRECT AND
                                                                      DIRECT           INDIRECT
                                   BEGINNING         ENDING          EXPENSES          EXPENSES
                                 ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING       PAID DURING
                                  NOV. 1, 2009   APRIL 30, 2010   THE PERIOD(a)   THE PERIOD(b),(c)
---------------------------------------------------------------------------------------------------
Class A
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $1,112.40         $2.00             $5.42
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,023.04         $1.92             $5.20
---------------------------------------------------------------------------------------------------

Class R2
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $1,110.50         $4.10             $7.52
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,021.04         $3.93             $7.21
---------------------------------------------------------------------------------------------------

Class R3
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $1,111.50         $2.79             $6.21
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,022.29         $2.67             $5.95
---------------------------------------------------------------------------------------------------

Class R4
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $1,113.90         $1.48             $4.90
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,023.54         $1.41             $4.69
---------------------------------------------------------------------------------------------------

Class R5
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $1,114.70         $0.16             $3.59
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,024.78         $0.15             $3.43
---------------------------------------------------------------------------------------------------

Class Y
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $1,113.20         $0.95             $4.37
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,024.03         $0.91             $4.19
---------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                              FUND'S          ACQUIRED FUND
                                                            ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                          EXPENSE RATIO   FEES AND EXPENSES(c)   EXPENSES
---------------------------------------------------------------------------------------------------------
Class A                                                        .38%               .65%             1.03%
---------------------------------------------------------------------------------------------------------
Class R2                                                       .78%               .65%             1.43%
---------------------------------------------------------------------------------------------------------
Class R3                                                       .53%               .65%             1.18%
---------------------------------------------------------------------------------------------------------
Class R4                                                       .28%               .65%              .93%
---------------------------------------------------------------------------------------------------------
Class R5                                                       .03%               .65%              .68%
---------------------------------------------------------------------------------------------------------
Class Y                                                        .18%               .65%              .83%
---------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Expenses are equal to the annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(c) Columbia Management Investment Advisers, LLC (the Investment Manager) and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until at least the end of the underlying funds' next fiscal year, unless sooner terminated at the sole discretion of the underlying Funds' Board. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.68% for all classes. Had these commitments not been in place for the entire six month period ended April 30, 2010, the actual direct and indirect expenses paid would have been $5.58 for Class A, $7.68 for Class R2, $6.37 for Class R3, $5.06 for Class R4, $3.74 for Class R5 and $4.53 for Class Y; the hypothetical direct and indirect expenses paid would have been $5.35 for Class A, $7.36 for Class R2, $6.10 for Class R3, $4.84 for Class R4, $3.58 for Class R5 and $4.34 for Class Y.
(d) Based on the actual return for the six months ended April 30, 2010: +11.24% for Class A, +11.05% for Class R2, +11.15% for Class R3, +11.39% or Class R4, +11.47% for Class R5 and +11.32% for Class Y.


--------------------------------------------------------------------------------
56  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource Retirement Plus 2020 Fund

                                                                                      DIRECT AND
                                                                      DIRECT           INDIRECT
                                   BEGINNING         ENDING          EXPENSES          EXPENSES
                                 ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING       PAID DURING
                                  NOV. 1, 2009   APRIL 30, 2010   THE PERIOD(a)   THE PERIOD(b),(c)
---------------------------------------------------------------------------------------------------
Class A
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $1,114.60         $2.06             $5.43
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,022.99         $1.97             $5.19
---------------------------------------------------------------------------------------------------

Class R2
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $1,112.20         $4.11             $7.48
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,021.04         $3.93             $7.16
---------------------------------------------------------------------------------------------------

Class R3
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $1,114.50         $2.79             $6.17
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,022.29         $2.67             $5.90
---------------------------------------------------------------------------------------------------

Class R4
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $1,115.20         $1.53             $4.90
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,023.49         $1.46             $4.69
---------------------------------------------------------------------------------------------------

Class R5
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $1,117.40         $0.16             $3.54
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,024.78         $0.15             $3.38
---------------------------------------------------------------------------------------------------

Class Y
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $1,115.80         $0.95             $4.33
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,024.03         $0.91             $4.14
---------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                              FUND'S          ACQUIRED FUND
                                                            ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                          EXPENSE RATIO   FEES AND EXPENSES(c)   EXPENSES
---------------------------------------------------------------------------------------------------------
Class A                                                        .39%               .64%             1.03%
---------------------------------------------------------------------------------------------------------
Class R2                                                       .78%               .64%             1.42%
---------------------------------------------------------------------------------------------------------
Class R3                                                       .53%               .64%             1.17%
---------------------------------------------------------------------------------------------------------
Class R4                                                       .29%               .64%              .93%
---------------------------------------------------------------------------------------------------------
Class R5                                                       .03%               .64%              .67%
---------------------------------------------------------------------------------------------------------
Class Y                                                        .18%               .64%              .82%
---------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Expenses are equal to the annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(c) Columbia Management Investment Advisers, LLC (the Investment Manager) and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until at least the end of the underlying funds' next fiscal year, unless sooner terminated at the sole discretion of the underlying Funds' Board. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.68% for all classes. Had these commitments not been in place for the entire six month period ended April 30, 2010, the actual direct and indirect expenses paid would have been $5.64 for Class A, $7.69 for Class R2, $6.38 for Class R3, $5.12 for Class R4, $3.75 for Class R5 and $4.54 for Class Y; the hypothetical direct and indirect expenses paid would have been $5.40 for Class A, $7.36 for Class R2, $6.10 for Class R3, $4.89 for Class R4, $3.58 for Class R5 and $4.34 for Class Y.
(d) Based on the actual return for the six months ended April 30, 2010: +11.46% for Class A, +11.22% for Class R2, +11.45% for Class R3, +11.52% or Class R4, +11.74% for Class R5 and +11.58% for Class Y.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  57

FUND EXPENSES EXAMPLES (continued) ---------------------------------------------

RiverSource Retirement Plus 2025 Fund

                                                                                      DIRECT AND
                                                                      DIRECT           INDIRECT
                                   BEGINNING         ENDING          EXPENSES          EXPENSES
                                 ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING       PAID DURING
                                  NOV. 1, 2009   APRIL 30, 2010   THE PERIOD(a)   THE PERIOD(b),(c)
---------------------------------------------------------------------------------------------------
Class A
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $1,120.30         $2.06             $5.39
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,022.99         $1.97             $5.14
---------------------------------------------------------------------------------------------------

Class R2
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $1,117.20         $4.12             $7.44
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,021.04         $3.93             $7.10
---------------------------------------------------------------------------------------------------

Class R3
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $1,118.80         $2.80             $6.13
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,022.29         $2.67             $5.85
---------------------------------------------------------------------------------------------------

Class R4
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $1,120.60         $1.48             $4.81
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,023.54         $1.41             $4.59
---------------------------------------------------------------------------------------------------

Class R5
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $1,121.40         $0.16             $3.49
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,024.78         $0.15             $3.33
---------------------------------------------------------------------------------------------------

Class Y
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $1,121.60         $0.95             $4.28
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,024.03         $0.91             $4.09
---------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                              FUND'S          ACQUIRED FUND
                                                            ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                          EXPENSE RATIO   FEES AND EXPENSES(c)   EXPENSES
---------------------------------------------------------------------------------------------------------
Class A                                                        .39%               .63%             1.02%
---------------------------------------------------------------------------------------------------------
Class R2                                                       .78%               .63%             1.41%
---------------------------------------------------------------------------------------------------------
Class R3                                                       .53%               .63%             1.16%
---------------------------------------------------------------------------------------------------------
Class R4                                                       .28%               .63%              .91%
---------------------------------------------------------------------------------------------------------
Class R5                                                       .03%               .63%              .66%
---------------------------------------------------------------------------------------------------------
Class Y                                                        .18%               .63%              .81%
---------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Expenses are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(c) Columbia Management Investment Advisers, LLC (the Investment Manager) and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until at least the end of the underlying funds' next fiscal year, unless sooner terminated at the sole discretion of the underlying Funds' Board. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.67% for all classes. Had these commitments not been in place for the entire six month period ended April 30, 2010, the actual direct and indirect expenses paid would have been $5.60 for Class A, $7.65 for Class R2, $6.34 for Class R3, $5.02 for Class R4, $3.70 for Class R5 and $4.50 for Class Y; the hypothetical direct and indirect expenses paid would have been $5.35 for Class A, $7.31 for Class R2, $6.05 for Class R3, $4.79 for Class R4, $3.53 for Class R5 and $4.29 for Class Y.
(d) Based on the actual return for the six months ended April 30, 2010: +12.03% for Class A, +11.72% for Class R2, +11.88% for Class R3, +12.06% for Class R4, +12.14% for Class R5 and +12.16% for Class Y.


--------------------------------------------------------------------------------
58  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource Retirement Plus 2030 Fund

                                                                                      DIRECT AND
                                                                      DIRECT           INDIRECT
                                   BEGINNING         ENDING          EXPENSES          EXPENSES
                                 ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING       PAID DURING
                                  NOV. 1, 2009   APRIL 30, 2010   THE PERIOD(a)   THE PERIOD(b),(c)
---------------------------------------------------------------------------------------------------
Class A
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $1,120.40         $2.06             $5.39
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,022.99         $1.97             $5.14
---------------------------------------------------------------------------------------------------

Class R2
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $1,119.00         $4.12             $7.45
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,021.04         $3.93             $7.10
---------------------------------------------------------------------------------------------------

Class R3
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $1,118.70         $2.80             $6.13
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,022.29         $2.67             $5.85
---------------------------------------------------------------------------------------------------

Class R4
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $1,121.80         $1.48             $4.81
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,023.54         $1.41             $4.59
---------------------------------------------------------------------------------------------------

Class R5
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $1,122.30         $0.16             $3.49
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,024.78         $0.15             $3.33
---------------------------------------------------------------------------------------------------

Class Y
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $1,122.30         $0.95             $4.29
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,024.03         $0.91             $4.09
---------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                     FUND'S          ACQUIRED FUND
                                   ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                 EXPENSE RATIO   FEES AND EXPENSES(c)   EXPENSES
--------------------------------------------------------------------------------
Class A                               .39%               .63%             1.02%
--------------------------------------------------------------------------------
Class R2                              .78%               .63%             1.41%
--------------------------------------------------------------------------------
Class R3                              .53%               .63%             1.16%
--------------------------------------------------------------------------------
Class R4                              .28%               .63%              .91%
--------------------------------------------------------------------------------
Class R5                              .03%               .63%              .66%
--------------------------------------------------------------------------------
Class Y                               .18%               .63%              .81%
--------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Expenses are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(c) Columbia Management Investment Advisers, LLC (the Investment Manager) and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until at least the end of the underlying funds' next fiscal year, unless sooner terminated at the sole discretion of the underlying Funds' Board. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.67% for all classes. Had these commitments not been in place for the entire six month period ended April 30, 2010, the actual direct and indirect expenses paid would have been $5.60 for Class A, $7.66 for Class R2, $6.34 for Class R3, $5.03 for Class R4, $3.70 for Class R5 and $4.50 for Class Y; the hypothetical direct and indirect expenses paid would have been $5.35 for Class A, $7.31 for Class R2, $6.05 for Class R3, $4.79 for Class R4, $3.53 for Class R5 and $4.29 for Class Y.
(d) Based on the actual return for the six months ended April 30, 2010: +12.04% for Class A, +11.90% for Class R2, +11.87% for Class R3, +12.18% for Class R4, +12.23% for Class R5 and +12.23% for Class Y.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  59

FUND EXPENSES EXAMPLES (continued) ---------------------------------------------

RiverSource Retirement Plus 2035 Fund

                                                                                      DIRECT AND
                                                                      DIRECT           INDIRECT
                                   BEGINNING         ENDING          EXPENSES          EXPENSES
                                 ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING       PAID DURING
                                  NOV. 1, 2009   APRIL 30, 2010   THE PERIOD(a)   THE PERIOD(b),(c)
---------------------------------------------------------------------------------------------------
Class A
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $1,121.10         $2.06             $5.45
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,022.99         $1.97             $5.19
---------------------------------------------------------------------------------------------------

Class R2
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $1,118.80         $4.12             $7.50
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,021.04         $3.93             $7.16
---------------------------------------------------------------------------------------------------

Class R3
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $1,119.70         $2.80             $6.18
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,022.29         $2.67             $5.90
---------------------------------------------------------------------------------------------------

Class R4
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $1,120.40         $1.48             $4.86
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,023.54         $1.41             $4.64
---------------------------------------------------------------------------------------------------

Class R5
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $1,122.50         $0.16             $3.55
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,024.78         $0.15             $3.38
---------------------------------------------------------------------------------------------------

Class Y
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $1,121.00         $0.95             $4.34
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,024.03         $0.91             $4.14
---------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                              FUND'S          ACQUIRED FUND
                                                            ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                          EXPENSE RATIO   FEES AND EXPENSES(c)   EXPENSES
---------------------------------------------------------------------------------------------------------
Class A                                                        .39%               .64%             1.03%
---------------------------------------------------------------------------------------------------------
Class R2                                                       .78%               .64%             1.42%
---------------------------------------------------------------------------------------------------------
Class R3                                                       .53%               .64%             1.17%
---------------------------------------------------------------------------------------------------------
Class R4                                                       .28%               .64%              .92%
---------------------------------------------------------------------------------------------------------
Class R5                                                       .03%               .64%              .67%
---------------------------------------------------------------------------------------------------------
Class Y                                                        .18%               .64%              .82%
---------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Expenses are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(c) Columbia Management Investment Advisers, LLC (the Investment Manager) and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until at least the end of the underlying funds' next fiscal year, unless sooner terminated at the sole discretion of the underlying Funds' Board. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.67% for all classes. Had these commitments not been in place for the entire six month period ended April 30, 2010, the actual direct and indirect expenses paid would have been $5.61 for Class A, $7.66 for Class R2, $6.34 for Class R3, $5.02 for Class R4, $3.70 for Class R5 and $4.49 for Class Y; the hypothetical direct and indirect expenses paid would have been $5.35 for Class A, $7.31 for Class R2, $6.05 for Class R3, $4.79 for Class R4, $3.53 for Class R5 and $4.29 for Class Y.
(d) Based on the actual return for the six months ended April 30, 2010: +12.11% for Class A, +11.88% for Class R2, +11.97% for Class R3, +12.04% for Class R4, +12.25% for Class R5 and +12.10% for Class Y.


--------------------------------------------------------------------------------
60  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource Retirement Plus 2040 Fund

                                                                                      DIRECT AND
                                                                      DIRECT           INDIRECT
                                   BEGINNING         ENDING          EXPENSES          EXPENSES
                                 ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING       PAID DURING
                                  NOV. 1, 2009   APRIL 30, 2010   THE PERIOD(a)   THE PERIOD(b),(c)
---------------------------------------------------------------------------------------------------
Class A
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $1,120.40         $2.06             $5.45
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,022.99         $1.97             $5.19
---------------------------------------------------------------------------------------------------

Class R2
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $1,119.30         $4.12             $7.50
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,021.04         $3.93             $7.16
---------------------------------------------------------------------------------------------------

Class R3
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $1,120.50         $2.80             $6.19
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,022.29         $2.67             $5.90
---------------------------------------------------------------------------------------------------

Class R4
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $1,121.30         $1.48             $4.87
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,023.54         $1.41             $4.64
---------------------------------------------------------------------------------------------------

Class R5
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $1,121.90         $0.16             $3.54
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,024.78         $0.15             $3.38
---------------------------------------------------------------------------------------------------

Class Y
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $1,120.40         $0.95             $4.33
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,024.03         $0.91             $4.14
---------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                              FUND'S          ACQUIRED FUND
                                                            ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                          EXPENSE RATIO   FEES AND EXPENSES(c)   EXPENSES
---------------------------------------------------------------------------------------------------------
Class A                                                        .39%               .64%             1.03%
---------------------------------------------------------------------------------------------------------
Class R2                                                       .78%               .64%             1.42%
---------------------------------------------------------------------------------------------------------
Class R3                                                       .53%               .64%             1.17%
---------------------------------------------------------------------------------------------------------
Class R4                                                       .28%               .64%              .92%
---------------------------------------------------------------------------------------------------------
Class R5                                                       .03%               .64%              .67%
---------------------------------------------------------------------------------------------------------
Class Y                                                        .18%               .64%              .82%
---------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Expenses are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(c) Columbia Management Investment Advisers, LLC (the Investment Manager) and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until at least the end of the underlying funds' next fiscal year, unless sooner terminated at the sole discretion of the underlying Funds' Board. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.67% for all classes. Had these commitments not been in place for the entire six month period ended April 30, 2010, the actual direct and indirect expenses paid would have been $5.60 for Class A, $7.66 for Class R2, $6.34 for Class R3, $5.02 for Class R4, $3.70 for Class R5 and $4.49 for Class Y; the hypothetical direct and indirect expenses paid would have been $5.35 for Class A, $7.31 for Class R2, $6.05 for Class R3, $4.79 for Class R4, $3.53 for Class R5 and $4.29 for Class Y.
(d) Based on the actual return for the six months ended April 30, 2010: +12.04% for Class A, +11.93% for Class R2, +12.05% for Class R3, +12.13% for Class R4, +12.19% for Class R5 and +12.04% for Class Y.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  61

FUND EXPENSES EXAMPLES (continued) ---------------------------------------------

RiverSource Retirement Plus 2045 Fund

                                                                                      DIRECT AND
                                                                      DIRECT           INDIRECT
                                   BEGINNING         ENDING          EXPENSES          EXPENSES
                                 ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING       PAID DURING
                                  NOV. 1, 2009   APRIL 30, 2010   THE PERIOD(a)   THE PERIOD(b),(c)
---------------------------------------------------------------------------------------------------
Class A
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $1,119.20         $2.06             $5.44
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,022.99         $1.97             $5.19
---------------------------------------------------------------------------------------------------

Class R2
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $1,117.20         $4.12             $7.50
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,021.04         $3.93             $7.16
---------------------------------------------------------------------------------------------------

Class R3
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $1,119.70         $2.80             $6.18
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,022.29         $2.67             $5.90
---------------------------------------------------------------------------------------------------

Class R4
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $1,121.90         $1.48             $4.87
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,023.54         $1.41             $4.64
---------------------------------------------------------------------------------------------------

Class R5
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $1,122.50         $0.16             $3.55
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,024.78         $0.15             $3.38
---------------------------------------------------------------------------------------------------

Class Y
---------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000         $1,121.10         $0.95             $4.34
---------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000         $1,024.03         $0.91             $4.14
---------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                              FUND'S          ACQUIRED FUND
                                                            ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                          EXPENSE RATIO   FEES AND EXPENSES(c)   EXPENSES
---------------------------------------------------------------------------------------------------------
Class A                                                        .39%               .64%             1.03%
---------------------------------------------------------------------------------------------------------
Class R2                                                       .78%               .64%             1.42%
---------------------------------------------------------------------------------------------------------
Class R3                                                       .53%               .64%             1.17%
---------------------------------------------------------------------------------------------------------
Class R4                                                       .28%               .64%              .92%
---------------------------------------------------------------------------------------------------------
Class R5                                                       .03%               .64%              .67%
---------------------------------------------------------------------------------------------------------
Class Y                                                        .18%               .64%              .82%
---------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Expenses are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(c) Columbia Management Investment Advisers, LLC (the Investment Manager) and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until at least the end of the underlying funds' next fiscal year, unless sooner terminated at the sole discretion of the underlying Funds' Board. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.67% for all classes. Had these commitments not been in place for the entire six month period ended April 30, 2010, the actual direct and indirect expenses paid would have been $5.60 for Class A, $7.65 for Class R2, $6.34 for Class R3, $5.03 for Class R4, $3.70 for Class R5 and $4.49 for Class Y; the hypothetical direct and indirect expenses paid would have been $5.35 for Class A, $7.31 for Class R2, $6.05 for Class R3, $4.79 for Class R4, $3.53 for Class R5 and $4.29 for Class Y.
(d) Based on the actual return for the six months ended April 30, 2010: +11.92% for Class A, +11.72% for Class R2, +11.97% for Class R3, +12.19% for Class R4, +12.25% for Class R5 and +12.11% for Class Y.


--------------------------------------------------------------------------------
62  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Retirement Plus 2010 Fund
APRIL 30, 2010
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (64.9%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (15.4%)
RiverSource Disciplined International Equity
 Fund                                                 181,392              $1,269,742
-------------------------------------------------------------------------------------

U.S. LARGE CAP (44.0%)
RiverSource Disciplined Equity Fund                   380,079               1,949,804
RiverSource Disciplined Large Cap Growth Fund          98,481                 852,848
RiverSource Disciplined Large Cap Value Fund           97,861                 837,692
                                                                      ---------------
Total                                                                       3,640,344
-------------------------------------------------------------------------------------

U.S. SMALL MID CAP (5.5%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           56,494                 456,469
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $4,634,405)                                                         $5,366,555
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (28.5%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (0.7%)
RiverSource Global Bond Fund                            8,693                 $60,502
-------------------------------------------------------------------------------------

HIGH YIELD (3.8%)
RiverSource High Yield Bond Fund                      114,330                 310,979
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (1.3%)
RiverSource Inflation Protected Securities
 Fund                                                  10,286                 105,949
-------------------------------------------------------------------------------------

INTERNATIONAL (8.4%)
RiverSource Emerging Markets Bond Fund                 63,627                 698,628
-------------------------------------------------------------------------------------

INVESTMENT GRADE (14.3%)
RiverSource Diversified Bond Fund                     240,282               1,184,590
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $2,137,509)                                                         $2,360,648
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (4.5%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                           36,863(b)             $372,314
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $366,273)                                                             $372,314
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (2.5%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                      203,306                $203,306
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $203,306)                                                             $203,306
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $7,341,493)(c)                                                      $8,302,823
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) At April 30, 2010, the cost of securities for federal income tax purposes was $8,494,455 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                           $--
     Unrealized depreciation                                                      (191,632)
     -------------------------------------------------------------------------------------
     Net unrealized depreciation                                                 $(191,632)
     -------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  63

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Retirement Plus 2010 Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2010:

                                                                           FAIR VALUE AT APRIL 30, 2010
                                                          -------------------------------------------------------------
                                                               LEVEL 1          LEVEL 2
                                                            QUOTED PRICES        OTHER          LEVEL 3
                                                              IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                             MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                               IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
-----------------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                              $8,302,823           $--             $--        $8,302,823





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
64  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Retirement Plus 2015 Fund
APRIL 30, 2010
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (74.6%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (18.9%)
RiverSource Disciplined International Equity
 Fund                                                  585,120             $4,095,842
-------------------------------------------------------------------------------------

U.S. LARGE CAP (49.8%)
RiverSource Disciplined Equity Fund                  1,229,586              6,307,777
RiverSource Disciplined Large Cap Growth Fund          250,835              2,172,229
RiverSource Disciplined Large Cap Value Fund           271,126              2,320,836
                                                                      ---------------
Total                                                                      10,800,842
-------------------------------------------------------------------------------------

U.S. SMALL MID CAP (5.9%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           159,357              1,287,606
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $13,877,566)                                                       $16,184,290
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (23.9%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (2.5%)
RiverSource Global Bond Fund                            79,338               $552,190
-------------------------------------------------------------------------------------

HIGH YIELD (3.5%)
RiverSource High Yield Bond Fund                       276,967                753,349
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (0.8%)
RiverSource Inflation Protected Securities
 Fund                                                   16,129                166,126
-------------------------------------------------------------------------------------

INTERNATIONAL (5.7%)
RiverSource Emerging Markets Bond Fund                 111,910              1,228,771
-------------------------------------------------------------------------------------

INVESTMENT GRADE (11.4%)
RiverSource Diversified Bond Fund                      504,035              2,484,894
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $4,773,342)                                                         $5,185,330
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (0.8%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                            17,565(b)            $177,404
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $171,934)                                                             $177,404
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (0.8%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                       174,833               $174,833
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $174,833)                                                             $174,833
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $18,997,675)(c)                                                    $21,721,857
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) At April 30, 2010, the cost of securities for federal income tax purposes was $23,583,853 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                            $--
     Unrealized depreciation                                                     (1,861,996)
     --------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(1,861,996)
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  65

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Retirement Plus 2015 Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2010:

                                                                  FAIR VALUE AT APRIL 30, 2010
                                                 --------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                     $21,721,857          $--             $--        $21,721,857





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
66  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Retirement Plus 2020 Fund
APRIL 30, 2010
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (78.8%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (19.2%)
RiverSource Disciplined International Equity
 Fund                                                  646,692             $4,526,843
-------------------------------------------------------------------------------------

U.S. LARGE CAP (54.0%)
RiverSource Disciplined Equity Fund                  1,588,858              8,150,842
RiverSource Disciplined Large Cap Growth Fund          270,907              2,346,058
RiverSource Disciplined Large Cap Value Fund           258,164              2,209,880
                                                                      ---------------
Total                                                                      12,706,780
-------------------------------------------------------------------------------------

U.S. SMALL MID CAP (5.6%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           163,812              1,323,600
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $17,960,539)                                                       $18,557,223
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (20.2%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (2.1%)
RiverSource Global Bond Fund                            70,742               $492,365
-------------------------------------------------------------------------------------

HIGH YIELD (4.3%)
RiverSource High Yield Bond Fund                       369,176              1,004,159
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (0.6%)
RiverSource Inflation Protected Securities
 Fund                                                   13,004                133,946
-------------------------------------------------------------------------------------

INTERNATIONAL (3.8%)
RiverSource Emerging Markets Bond Fund                  80,899                888,268
-------------------------------------------------------------------------------------

INVESTMENT GRADE (9.4%)
RiverSource Diversified Bond Fund                      453,618              2,236,336
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $4,405,302)                                                         $4,755,074
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (0.6%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                            14,277(b)            $144,198
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $141,573)                                                             $144,198
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (0.6%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                       133,434               $133,434
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $133,434)                                                             $133,434
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $22,640,848)(c)                                                    $23,589,929
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) At April 30, 2010, the cost of securities for federal income tax purposes was $26,381,849 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                            $--
     Unrealized depreciation                                                     (2,791,920)
     --------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(2,791,920)
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  67

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Retirement Plus 2020 Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2010:

                                                                  FAIR VALUE AT APRIL 30, 2010
                                                 --------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                     $23,589,929          $--             $--        $23,589,929





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
68  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Retirement Plus 2025 Fund
APRIL 30, 2010
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (85.2%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (20.1%)
RiverSource Disciplined International Equity
 Fund                                                  761,180             $5,328,259
-------------------------------------------------------------------------------------

U.S. LARGE CAP (59.3%)
RiverSource Disciplined Equity Fund                  2,048,841             10,510,556
RiverSource Disciplined Large Cap Growth Fund          317,526              2,749,777
RiverSource Disciplined Large Cap Value Fund           282,956              2,422,105
                                                                      ---------------
Total                                                                      15,682,438
-------------------------------------------------------------------------------------

U.S. SMALL MID CAP (5.8%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           191,294              1,545,652
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $23,112,730)                                                       $22,556,349
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (14.0%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (0.7%)
RiverSource Global Bond Fund                            27,367               $190,477
-------------------------------------------------------------------------------------

HIGH YIELD (3.8%)
RiverSource High Yield Bond Fund                       366,582                997,102
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (0.4%)
RiverSource Inflation Protected Securities
 Fund                                                   10,768                110,907
-------------------------------------------------------------------------------------

INTERNATIONAL (1.2%)
RiverSource Emerging Markets Bond Fund                  28,250                310,187
-------------------------------------------------------------------------------------

INVESTMENT GRADE (7.9%)
RiverSource Diversified Bond Fund                      427,049              2,105,352
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $3,533,172)                                                         $3,714,025
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (0.5%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                            13,238(b)            $133,700
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $131,133)                                                             $133,700
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (0.4%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                       102,775               $102,775
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $102,775)                                                             $102,775
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $26,879,810)(c)                                                    $26,506,849
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) At April 30, 2010, the cost of securities for federal income tax purposes was $30,726,987 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                            $--
     Unrealized depreciation                                                     (4,220,138)
     --------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(4,220,138)
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  69

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Retirement Plus 2025 Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2010:

                                                                  FAIR VALUE AT APRIL 30, 2010
                                                 --------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                     $26,506,849          $--             $--        $26,506,849





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
70  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Retirement Plus 2030 Fund
APRIL 30, 2010
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (85.3%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (20.2%)
RiverSource Disciplined International Equity
 Fund                                                  736,089             $5,152,622
-------------------------------------------------------------------------------------

U.S. LARGE CAP (59.3%)
RiverSource Disciplined Equity Fund                  1,977,832             10,146,279
RiverSource Disciplined Large Cap Growth Fund          306,784              2,656,752
RiverSource Disciplined Large Cap Value Fund           273,117              2,337,878
                                                                      ---------------
Total                                                                      15,140,909
-------------------------------------------------------------------------------------

U.S. SMALL MID CAP (5.8%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           184,109              1,487,601
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $20,447,959)                                                       $21,781,132
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (13.9%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (0.7%)
RiverSource Global Bond Fund                            26,381               $183,613
-------------------------------------------------------------------------------------

HIGH YIELD (3.8%)
RiverSource High Yield Bond Fund                       353,665                961,970
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (0.4%)
RiverSource Inflation Protected Securities
 Fund                                                   10,292                106,007
-------------------------------------------------------------------------------------

INTERNATIONAL (1.0%)
RiverSource Emerging Markets Bond Fund                  24,204                265,761
-------------------------------------------------------------------------------------

INVESTMENT GRADE (8.0%)
RiverSource Diversified Bond Fund                      413,332              2,037,727
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $3,401,562)                                                         $3,555,078
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (0.5%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                            12,787(b)            $129,152
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $126,727)                                                             $129,152
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (0.4%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                        99,352                $99,352
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $99,352)                                                               $99,352
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $24,075,600)(c)                                                    $25,564,714
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) At April 30, 2010, the cost of securities for federal income tax purposes was $29,156,327 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                            $--
     Unrealized depreciation                                                     (3,591,613)
     --------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(3,591,613)
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  71

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Retirement Plus 2030 Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2010:

                                                                  FAIR VALUE AT APRIL 30, 2010
                                                 --------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                     $25,564,714          $--             $--        $25,564,714





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
72  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Retirement Plus 2035 Fund
APRIL 30, 2010
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (85.3%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (20.2%)
RiverSource Disciplined International Equity
 Fund                                                  556,516             $3,895,615
-------------------------------------------------------------------------------------

U.S. LARGE CAP (59.3%)
RiverSource Disciplined Equity Fund                  1,492,442              7,656,228
RiverSource Disciplined Large Cap Growth Fund          231,431              2,004,192
RiverSource Disciplined Large Cap Value Fund           206,011              1,763,455
                                                                      ---------------
Total                                                                      11,423,875
-------------------------------------------------------------------------------------

U.S. SMALL MID CAP (5.8%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           139,234              1,125,013
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $16,271,481)                                                       $16,444,503
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (14.0%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (0.7%)
RiverSource Global Bond Fund                            19,986               $139,101
-------------------------------------------------------------------------------------

HIGH YIELD (3.8%)
RiverSource High Yield Bond Fund                       268,235                729,598
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (0.4%)
RiverSource Inflation Protected Securities
 Fund                                                    7,827                 80,614
-------------------------------------------------------------------------------------

INTERNATIONAL (1.1%)
RiverSource Emerging Markets Bond Fund                  19,537                214,516
-------------------------------------------------------------------------------------

INVESTMENT GRADE (8.0%)
RiverSource Diversified Bond Fund                      309,831              1,527,467
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $2,567,915)                                                         $2,691,296
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (0.5%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                             9,586(b)             $96,815
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $95,038)                                                               $96,815
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (0.4%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                        74,839                $74,839
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $74,839)                                                               $74,839
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $19,009,273)(c)                                                    $19,307,453
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) At April 30, 2010, the cost of securities for federal income tax purposes was $22,443,095 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                            $--
     Unrealized depreciation                                                     (3,135,642)
     --------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(3,135,642)
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  73

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Retirement Plus 2035 Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2010:

                                                                  FAIR VALUE AT APRIL 30, 2010
                                                 --------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                     $19,307,453          $--             $--        $19,307,453





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
74  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Retirement Plus 2040 Fund
APRIL 30, 2010
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (85.3%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (20.2%)
RiverSource Disciplined International Equity
 Fund                                                  404,625             $2,832,372
-------------------------------------------------------------------------------------

U.S. LARGE CAP (59.3%)
RiverSource Disciplined Equity Fund                  1,085,459              5,568,401
RiverSource Disciplined Large Cap Growth Fund          168,457              1,458,839
RiverSource Disciplined Large Cap Value Fund           149,752              1,281,880
                                                                      ---------------
Total                                                                       8,309,120
-------------------------------------------------------------------------------------

U.S. SMALL MID CAP (5.8%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           100,522                812,220
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $11,323,724)                                                       $11,953,712
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (14.0%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (0.7%)
RiverSource Global Bond Fund                            14,557               $101,317
-------------------------------------------------------------------------------------

HIGH YIELD (3.8%)
RiverSource High Yield Bond Fund                       194,301                528,500
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (0.4%)
RiverSource Inflation Protected Securities
 Fund                                                    5,622                 57,904
-------------------------------------------------------------------------------------

INTERNATIONAL (1.1%)
RiverSource Emerging Markets Bond Fund                  14,487                159,067
-------------------------------------------------------------------------------------

INVESTMENT GRADE (8.0%)
RiverSource Diversified Bond Fund                      225,889              1,113,632
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $1,876,946)                                                         $1,960,420
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (0.5%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                             6,939(b)             $70,081
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $68,890)                                                               $70,081
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (0.4%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                        54,562                $54,562
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $54,562)                                                               $54,562
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $13,324,122)(c)                                                    $14,038,775
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) At April 30, 2010, the cost of securities for federal income tax purposes was $15,871,107 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                            $--
     Unrealized depreciation                                                     (1,832,332)
     --------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(1,832,332)
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  75

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Retirement Plus 2040 Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2010:

                                                                  FAIR VALUE AT APRIL 30, 2010
                                                 --------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                     $14,038,775          $--             $--        $14,038,775





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
76  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Retirement Plus 2045 Fund
APRIL 30, 2010
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (85.4%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (20.2%)
RiverSource Disciplined International Equity
 Fund                                                  379,171             $2,654,199
-------------------------------------------------------------------------------------

U.S. LARGE CAP (59.4%)
RiverSource Disciplined Equity Fund                  1,016,401              5,214,137
RiverSource Disciplined Large Cap Growth Fund          157,450              1,363,521
RiverSource Disciplined Large Cap Value Fund           140,245              1,200,500
                                                                      ---------------
Total                                                                       7,778,158
-------------------------------------------------------------------------------------

U.S. SMALL MID CAP (5.8%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                            94,726                765,382
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $9,819,233)                                                        $11,197,739
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (14.0%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (0.7%)
RiverSource Global Bond Fund                            13,620                $94,796
-------------------------------------------------------------------------------------

HIGH YIELD (3.8%)
RiverSource High Yield Bond Fund                       181,887                494,733
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (0.4%)
RiverSource Inflation Protected Securities
 Fund                                                    5,358                 55,189
-------------------------------------------------------------------------------------

INTERNATIONAL (1.1%)
RiverSource Emerging Markets Bond Fund                  13,532                148,583
-------------------------------------------------------------------------------------

INVESTMENT GRADE (8.0%)
RiverSource Diversified Bond Fund                      210,330              1,036,927
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $1,759,514)                                                         $1,830,228
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (0.5%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                             6,493(b)             $65,575
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $64,306)                                                               $65,575
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (0.4%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                        50,935                $50,935
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $50,935)                                                               $50,935
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $11,693,988)(c)                                                    $13,144,477
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) At April 30, 2010, the cost of securities for federal income tax purposes was $14,400,818 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                            $--
     Unrealized depreciation                                                     (1,256,341)
     --------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(1,256,341)
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  77

INVESTMENTS IN AFFILIATED FUNDS (continued) ------------------------------------
RiverSource Retirement Plus 2045 Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of April 30, 2010:

                                                                  FAIR VALUE AT APRIL 30, 2010
                                                 --------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                     $13,144,477          $--             $--        $13,144,477





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
78  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES -------------------------------------------


                                                                        RIVERSOURCE       RIVERSOURCE       RIVERSOURCE
                                                                        RETIREMENT        RETIREMENT        RETIREMENT
                                                                         PLUS 2010         PLUS 2015         PLUS 2020
APRIL 30, 2010                                                             FUND              FUND              FUND
ASSETS
Investments in affiliated funds, at value
(identified cost $7,341,493, $18,997,675 and $22,640,848,
  respectively)                                                         $ 8,302,823       $21,721,857       $23,589,929
Capital shares receivable                                                       113             2,088               635
Dividends receivable                                                          1,786             3,910             4,156
Receivable for affiliated investments sold                                   12,942                --            21,291
-----------------------------------------------------------------------------------------------------------------------
Total assets                                                              8,317,664        21,727,855        23,616,011
-----------------------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                       13,055               449            21,737
Payable for affiliated investments purchased                                     --             1,639                --
Accrued distribution fees                                                        21                35                40
Accrued transfer agency fees                                                     18                41                43
Accrued administrative services fees                                              5                12                13
Accrued plan administrative services fees                                        22                69                75
Other accrued expenses                                                       35,475            39,357            39,770
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                                            48,596            41,602            61,678
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares                             $ 8,269,068       $21,686,253       $23,554,333
-----------------------------------------------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest -- $.01 par value                         $     9,684       $    25,365       $    29,093
Additional paid-in capital                                               11,892,083        27,385,889        31,744,120
Undistributed net investment income                                          13,269           406,526           229,676
Accumulated net realized gain (loss)                                     (4,607,298)       (8,855,709)       (9,397,637)
Unrealized appreciation (depreciation) on affiliated investments            961,330         2,724,182           949,081
-----------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding shares       $ 8,269,068       $21,686,253       $23,554,333
-----------------------------------------------------------------------------------------------------------------------



Net assets
  applicable
  to
  outstanding
  shares:       Class A               $ 3,004,756       $ 5,097,950       $ 5,667,643
                Class R2              $     3,994       $     3,973       $    78,158
                Class R3              $     3,994       $     3,973       $     3,759
                Class R4              $     3,996       $     3,975       $     3,760
                Class R5              $     3,998       $     3,981       $     3,765
                Class Y               $ 5,248,330       $16,572,401       $17,797,248
Outstanding
  shares of
  beneficial
  interest:     Class A shares            352,192           597,650           702,748
                Class R2 shares               468               465             9,696
                Class R3 shares               468               465               464
                Class R4 shares               468               465               464
                Class R5 shares               468               465               464
                Class Y shares            614,374         1,937,035         2,195,426
Net asset
  value per
  share:        Class A(1)            $      8.53       $      8.53       $      8.06
                Class R2              $      8.53       $      8.54       $      8.06
                Class R3              $      8.53       $      8.54       $      8.10
                Class R4              $      8.54       $      8.55       $      8.10
                Class R5              $      8.54       $      8.56       $      8.11
                Class Y               $      8.54       $      8.56       $      8.11
-------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A for RiverSource Retirement Plus 2010 Fund, RiverSource Retirement Plus 2015 Fund and RiverSource Retirement Plus 2020 Fund is $9.05, $9.05 and $8.55, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  79

STATEMENTS OF ASSETS AND LIABILITIES (continued) -------------------------------

                                                        RIVERSOURCE       RIVERSOURCE       RIVERSOURCE
                                                        RETIREMENT        RETIREMENT        RETIREMENT
                                                         PLUS 2025         PLUS 2030         PLUS 2035
APRIL 30, 2010                                             FUND              FUND              FUND
ASSETS
Investments in affiliated funds, at value
(identified cost $26,879,810, $24,075,600 and
  $19,009,273, respectively)                            $26,506,849       $25,564,714       $19,307,453
Capital shares receivable                                       936             1,539            15,159
Dividends receivable                                          4,023             3,940             2,934
Receivable for affiliated investments sold                   26,931            81,221            16,916
-------------------------------------------------------------------------------------------------------
Total assets                                             26,538,739        25,651,414        19,342,462
-------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                       27,137            82,410            32,074
Accrued distribution fees                                        23                22                14
Accrued transfer agency fees                                     48                47                35
Accrued administrative services fees                             15                14                11
Accrued plan administrative services fees                        97                95                73
Other accrued expenses                                       35,306            37,903            33,815
-------------------------------------------------------------------------------------------------------
Total liabilities                                            62,626           120,491            66,022
-------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares             $26,476,113       $25,530,923       $19,276,440
-------------------------------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest -- $.01 par value         $    32,684       $    31,540       $    24,042
Additional paid-in capital                               34,594,291        32,683,007        23,744,150
Undistributed net investment income                         612,536           458,545           323,738
Accumulated net realized gain (loss)                     (8,390,437)       (9,131,283)       (5,113,670)
Unrealized appreciation (depreciation) on
  affiliated investments                                   (372,961)        1,489,114           298,180
-------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding shares                                    $26,476,113       $25,530,923       $19,276,440
-------------------------------------------------------------------------------------------------------



Net assets applicable to outstanding
  shares:                                  Class A               $ 3,282,520       $ 3,128,008       $ 1,956,294
                                           Class R2              $    22,706       $    11,770       $     3,735
                                           Class R3              $     3,768       $     3,744       $     3,739
                                           Class R4              $     3,778       $     3,752       $     3,740
                                           Class R5              $     3,778       $     3,757       $     3,746
                                           Class Y               $23,159,563       $22,379,892       $17,305,186
Outstanding shares of beneficial
  interest:                                Class A shares            407,390           387,287           244,856
                                           Class R2 shares             2,823             1,457               467
                                           Class R3 shares               466               464               467
                                           Class R4 shares               465               464               467
                                           Class R5 shares               465               464               467
                                           Class Y shares          2,856,811         2,763,842         2,157,431
Net asset value per share:                 Class A(1)            $      8.06       $      8.08       $      7.99
                                           Class R2              $      8.04       $      8.08       $      8.00
                                           Class R3              $      8.09       $      8.07       $      8.01
                                           Class R4              $      8.12       $      8.09       $      8.01
                                           Class R5              $      8.12       $      8.10       $      8.02
                                           Class Y               $      8.11       $      8.10       $      8.02
----------------------------------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A for RiverSource Retirement Plus 2025 Fund, RiverSource Retirement Plus 2030 Fund and RiverSource Retirement Plus 2035 Fund is $8.55, $8.57 and $8.48, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
80  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                    RIVERSOURCE       RIVERSOURCE
                                                                    RETIREMENT        RETIREMENT
                                                                     PLUS 2040         PLUS 2045
APRIL 30, 2010                                                         FUND              FUND
ASSETS
Investments in affiliated funds, at value
  (identified cost $13,324,122 and $11,693,988, respectively)       $14,038,775       $13,144,477
Capital shares receivable                                                 1,804                94
Dividends receivable                                                      2,117             1,973
Receivable for affiliated investments sold                                  233               436
-------------------------------------------------------------------------------------------------
Total assets                                                         14,042,929        13,146,980
-------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                    1,117               436
Accrued distribution fees                                                    12                10
Accrued transfer agency fees                                                 31                30
Accrued administrative services fees                                          8                 7
Accrued plan administrative services fees                                    51                49
Other accrued expenses                                                   33,548            34,942
-------------------------------------------------------------------------------------------------
Total liabilities                                                        34,767            35,474
-------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares                         $14,008,162       $13,111,506
-------------------------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest -- $.01 par value                     $    17,961       $    16,478
Additional paid-in capital                                           16,759,416        14,730,088
Undistributed net investment income                                      18,901            90,004
Accumulated net realized gain (loss)                                 (3,502,769)       (3,175,553)
Unrealized appreciation (depreciation) on affiliated
  investments                                                           714,653         1,450,489
-------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  shares                                                            $14,008,162       $13,111,506
-------------------------------------------------------------------------------------------------



Net assets applicable to outstanding shares:           Class A               $ 1,741,154       $ 1,471,608
                                                       Class R2              $    11,120       $     4,460
                                                       Class R3              $    35,194       $     3,702
                                                       Class R4              $     3,616       $    13,137
                                                       Class R5              $     3,621       $     3,708
                                                       Class Y               $12,213,457       $11,614,891
Outstanding shares of beneficial interest:             Class A shares            224,227           185,478
                                                       Class R2 shares             1,430               562
                                                       Class R3 shares             4,525               466
                                                       Class R4 shares               464             1,653
                                                       Class R5 shares               464               466
                                                       Class Y shares          1,565,039         1,459,211
Net asset value per share:                             Class A(1)            $      7.77       $      7.93
                                                       Class R2              $      7.78       $      7.94
                                                       Class R3              $      7.78       $      7.94
                                                       Class R4              $      7.79       $      7.95
                                                       Class R5              $      7.80       $      7.96
                                                       Class Y               $      7.80       $      7.96
----------------------------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A for RiverSource Retirement Plus 2040 Fund and RiverSource Retirement Plus 2045 Fund is $8.24 and $8.41, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  81

STATEMENTS OF OPERATIONS -------------------------------------------------------


                                                          RIVERSOURCE      RIVERSOURCE      RIVERSOURCE
                                                           RETIREMENT       RETIREMENT       RETIREMENT
                                                           PLUS 2010        PLUS 2015        PLUS 2020
YEAR ENDED APRIL 30, 2010                                     FUND             FUND             FUND
INVESTMENT INCOME
Income:
Dividend distributions from underlying affiliated
  funds                                                    $  253,877      $   650,521      $   669,147
-------------------------------------------------------------------------------------------------------
Expenses:
Distribution fees
  Class A                                                       7,863           12,794           11,607
  Class R2                                                         18               18              146
  Class R3                                                         10               10                8
Transfer agency fees
  Class A                                                       3,924            6,659            6,480
  Class R2                                                          2                2               15
  Class R3                                                          2                2                1
  Class R4                                                          2                2                1
  Class R5                                                          2                2                1
  Class Y                                                       2,538            7,560            8,545
Administrative services fees                                    1,647            4,050            4,355
Plan administrative services fees
  Class R2                                                         10                9               73
  Class R3                                                         10                9                8
  Class R4                                                         10                9                8
  Class Y                                                       7,614           22,678           25,635
Custodian fees                                                 12,685           11,885           12,285
Printing and postage                                            6,655            9,478            9,295
Registration fees                                              26,780           28,300           28,410
Professional fees                                              20,825           19,960           19,960
Other                                                           3,024            2,916            2,655
-------------------------------------------------------------------------------------------------------
Total expenses                                                 93,621          126,343          129,488
  Expenses waived/reimbursed by the Investment
    Manager and its affiliates                                (72,640)         (79,618)         (80,384)
-------------------------------------------------------------------------------------------------------
Total net expenses                                             20,981           46,725           49,104
-------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                               232,896          603,796          620,043
-------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Sales of underlying affiliated funds                       (668,738)      (3,668,641)      (2,866,133)
  Capital gain distributions from underlying
    affiliated funds                                           30,006           76,700           74,815
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on affiliated investments           (638,732)      (3,591,941)      (2,791,318)
Net change in unrealized appreciation (depreciation)
  on affiliated investments                                 2,420,510        8,243,231        7,944,024
-------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                              1,781,778        4,651,290        5,152,706
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                               $2,014,674      $ 5,255,086      $ 5,772,749
-------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
82  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                         RIVERSOURCE      RIVERSOURCE      RIVERSOURCE
                                                          RETIREMENT       RETIREMENT       RETIREMENT
                                                          PLUS 2025        PLUS 2030        PLUS 2035
YEAR ENDED APRIL 30, 2010                                    FUND             FUND             FUND
INVESTMENT INCOME
Income:
Dividend distributions from underlying affiliated
  funds                                                  $   736,324      $   742,571      $   521,639
------------------------------------------------------------------------------------------------------
Expenses:
Distribution fees
  Class A                                                      6,809           10,004            4,104
  Class R2                                                        97               45               17
  Class R3                                                         8               13                8
Transfer agency fees
  Class A                                                      5,901            5,426            3,815
  Class R2                                                        10                4                1
  Class R3                                                         1                2                1
  Class R4                                                         1                1                1
  Class R5                                                         1                1                1
  Class Y                                                     10,882           10,440            7,861
Administrative services fees                                   4,903            4,981            3,476
Plan administrative services fees
  Class R2                                                        49               22                8
  Class R3                                                         8               13                8
  Class R4                                                         8                8                8
  Class Y                                                     32,646           31,319           23,584
Custodian fees                                                11,885           12,085           11,885
Printing and postage                                           9,059            9,335            8,110
Registration fees                                             27,891           23,522           27,649
Professional fees                                             19,710           19,810           19,710
Other                                                          2,818            2,854            2,438
------------------------------------------------------------------------------------------------------
Total expenses                                               132,687          129,885          112,685
  Expenses waived/reimbursed by the Investment
    Manager and its affiliates                               (82,709)         (76,763)         (77,928)
------------------------------------------------------------------------------------------------------
Total net expenses                                            49,978           53,122           34,757
------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                              686,346          689,449          486,882
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Sales of underlying affiliated funds                    (2,733,460)      (4,136,995)      (2,028,798)
  Capital gain distributions from underlying
    affiliated funds                                          82,073           80,622           57,607
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on affiliated investments        (2,651,387)      (4,056,373)      (1,971,191)
Net change in unrealized appreciation
  (depreciation) on affiliated investments                 8,698,167       10,327,432        6,227,049
------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                             6,046,780        6,271,059        4,255,858
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        $ 6,733,126      $ 6,960,508      $ 4,742,740
------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  83

STATEMENTS OF OPERATIONS (continued) -------------------------------------------

                                                                    RIVERSOURCE      RIVERSOURCE
                                                                     RETIREMENT       RETIREMENT
                                                                     PLUS 2040        PLUS 2045
YEAR ENDED APRIL 30, 2010                                               FUND             FUND
INVESTMENT INCOME
Income:
Dividend distributions from underlying affiliated funds             $   363,823      $   340,608
------------------------------------------------------------------------------------------------
Expenses:
Distribution fees
  Class A                                                                 3,831            3,364
  Class R2                                                                   50               18
  Class R3                                                                   70                8
Transfer agency fees
  Class A                                                                 5,023            5,165
  Class R2                                                                    4                1
  Class R3                                                                   14                1
  Class R4                                                                    1                1
  Class R5                                                                    1                1
  Class Y                                                                 5,299            4,975
Administrative services fees                                              2,435            2,262
Plan administrative services fees
  Class R2                                                                   25                8
  Class R3                                                                   70                8
  Class R4                                                                    8                9
  Class Y                                                                15,897           14,926
Custodian fees                                                           11,985           11,285
Printing and postage                                                      8,030            8,090
Registration fees                                                        27,742           26,747
Professional fees                                                        19,760           19,960
Other                                                                     2,255            2,783
------------------------------------------------------------------------------------------------
Total expenses                                                          102,500           99,612
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                          (77,211)         (76,398)
------------------------------------------------------------------------------------------------
Total net expenses                                                       25,289           23,214
------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                         338,534          317,394
------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Sales of underlying affiliated funds                               (1,436,013)      (1,355,092)
  Capital gain distributions from underlying affiliated funds            41,159           38,747
------------------------------------------------------------------------------------------------
Net realized gain (loss) on affiliated investments                   (1,394,854)      (1,316,345)
Net change in unrealized appreciation (depreciation) on
  affiliated investments                                              4,345,788        4,076,908
------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        2,950,934        2,760,563
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                        $ 3,289,468      $ 3,077,957
------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
84  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                       RIVERSOURCE                       RIVERSOURCE
                                                RETIREMENT PLUS 2010 FUND         RETIREMENT PLUS 2015 FUND
YEAR ENDED APRIL 30,                              2010             2009             2010             2009
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net               $   232,896      $   327,749      $   603,796      $    538,265
Net realized gain (loss) on affiliated
  investments                                    (638,732)      (3,663,168)      (3,591,941)       (5,011,384)
Net change in unrealized appreciation
  (depreciation) on affiliated investments      2,420,510         (820,046)       8,243,231        (4,230,537)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     2,014,674       (4,155,465)       5,255,086        (8,703,656)
-------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                      (113,422)         (80,715)        (156,210)          (28,275)
    Class R2                                         (120)             (75)            (112)              (11)
    Class R3                                         (129)             (84)            (121)              (21)
    Class R4                                         (138)             (93)            (129)              (31)
    Class R5                                         (147)             (93)            (137)              (29)
    Class Y                                      (191,706)        (193,768)        (533,287)         (100,139)
-------------------------------------------------------------------------------------------------------------
Total distributions                              (305,662)        (274,828)        (689,996)         (128,506)
-------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                  438,783        1,534,404          831,129         2,542,003
  Class Y shares                                1,075,977        1,715,747        1,929,585         3,132,790
Reinvestment of distributions at net asset
  value
  Class A shares                                  106,335           71,211          155,879            26,656
  Class Y shares                                  191,706          193,510          533,287           100,139
Payments for redemptions
  Class A shares                               (1,305,543)      (1,118,823)      (1,919,434)       (1,939,992)
  Class Y shares                               (1,759,657)      (6,462,954)      (2,274,767)       (6,853,989)
-------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share
  transactions                                 (1,252,399)      (4,066,905)        (744,321)       (2,992,393)
-------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets           456,613       (8,497,198)       3,820,769       (11,824,555)
Net assets at beginning of year                 7,812,455       16,309,653       17,865,484        29,690,039
-------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $ 8,269,068      $ 7,812,455      $21,686,253      $ 17,865,484
-------------------------------------------------------------------------------------------------------------
Undistributed net investment income           $    13,269      $    57,931      $   406,526      $    420,887
-------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  85

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------

                                                      RIVERSOURCE                        RIVERSOURCE
                                               RETIREMENT PLUS 2020 FUND          RETIREMENT PLUS 2025 FUND
YEAR ENDED APRIL 30,                             2010             2009              2010             2009
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net              $   620,043      $    581,722      $   686,346      $    553,654
Net realized gain (loss) on affiliated
  investments                                 (2,791,318)       (6,332,222)      (2,651,387)       (5,473,791)
Net change in unrealized appreciation
  (depreciation) on affiliated investments     7,944,024        (5,161,476)       8,698,167        (7,143,483)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    5,772,749       (10,911,976)       6,733,126       (12,063,620)
-------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                     (141,887)          (54,011)         (74,214)               --
    Class R2                                        (971)              (40)            (515)               --
    Class R3                                        (104)              (49)             (93)               --
    Class R4                                        (111)              (60)            (101)               --
    Class R5                                        (118)              (57)            (108)               --
    Class Y                                     (556,805)         (300,810)        (644,962)               --
-------------------------------------------------------------------------------------------------------------
Total distributions                             (699,996)         (355,027)        (719,993)               --
-------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                               1,326,883         2,414,781        1,037,830           914,451
  Class R2 shares                                 61,977             5,840            2,260            12,089
  Class Y shares                               2,844,759         4,141,075        3,184,860         4,017,583
Reinvestment of distributions at net asset
  value
  Class A shares                                 138,172            52,938           72,449                --
  Class R2 shares                                    862                --              425                --
  Class Y shares                                 556,805           300,810          644,962                --
Payments for redemptions
  Class A shares                                (597,350)         (621,299)        (760,080)         (288,424)
  Class R2 shares                                    (36)               --              (72)               --
  Class Y shares                              (4,425,415)       (8,316,638)      (4,495,545)       (6,946,291)
-------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                             (93,343)       (2,022,493)        (312,911)       (2,290,592)
-------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets        4,979,410       (13,289,496)       5,700,222       (14,354,212)
Net assets at beginning of year               18,574,923        31,864,419       20,775,891        35,130,103
-------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $23,554,333      $ 18,574,923      $26,476,113      $ 20,775,891
-------------------------------------------------------------------------------------------------------------
Undistributed net investment income          $   229,676      $    239,557      $   612,536      $    569,313
-------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
86  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                      RIVERSOURCE                        RIVERSOURCE
                                               RETIREMENT PLUS 2030 FUND          RETIREMENT PLUS 2035 FUND
YEAR ENDED APRIL 30,                             2010             2009              2010             2009
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net              $   689,449      $    535,927      $   486,882      $   359,718
Net realized gain (loss) on affiliated
  investments                                 (4,056,373)       (4,759,376)      (1,971,191)      (2,888,534)
Net change in unrealized appreciation
  (depreciation) on affiliated investments    10,327,432        (7,056,338)       6,227,049       (4,914,385)
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    6,960,508       (11,279,787)       4,742,740       (7,443,201)
------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                      (95,877)           (4,663)         (50,411)          (1,239)
    Class R2                                        (235)               (1)             (94)              --
    Class R3                                        (268)              (10)            (102)              (7)
    Class R4                                        (112)              (21)            (109)             (17)
    Class R5                                        (119)              (18)            (116)             (14)
    Class Y                                     (683,377)          (72,783)        (499,172)         (35,734)
------------------------------------------------------------------------------------------------------------
Total distributions                             (779,988)          (77,496)        (550,004)         (37,011)
------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                 465,474         3,240,071          430,939          552,952
  Class R2 shares                                  2,396             3,598               --               --
  Class R3 shares                                  5,002            14,211               --               --
  Class Y shares                               4,745,328         4,103,650        3,410,550        3,991,855
Reinvestment of distributions at net asset
  value
  Class A shares                                  93,286             4,587           49,546            1,220
  Class R2 shares                                    138                --               --               --
  Class R3 shares                                    157                --               --               --
  Class Y shares                                 683,377            72,783          499,172           35,734
Payments for redemptions
  Class A shares                              (3,302,910)         (330,647)        (205,832)        (202,507)
  Class R3 shares                                 (5,407)          (12,907)              --               --
  Class Y shares                              (6,130,632)       (5,055,885)      (3,504,907)      (3,887,609)
------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                          (3,443,791)        2,039,461          679,468          491,645
------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets        2,736,729        (9,317,822)       4,872,204       (6,988,567)
Net assets at beginning of year               22,794,194        32,112,016       14,404,236       21,392,803
------------------------------------------------------------------------------------------------------------
Net assets at end of year                    $25,530,923      $ 22,794,194      $19,276,440      $14,404,236
------------------------------------------------------------------------------------------------------------
Undistributed net investment income          $   458,545      $    473,572      $   323,738      $   332,904
------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  87

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------

                                                       RIVERSOURCE                       RIVERSOURCE
                                                RETIREMENT PLUS 2040 FUND         RETIREMENT PLUS 2045 FUND
YEAR ENDED APRIL 30,                              2010             2009             2010             2009
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net               $   338,534      $   222,965      $   317,394      $   191,682
Net realized gain (loss) on affiliated
  investments                                  (1,394,854)      (1,838,428)      (1,316,345)      (1,671,265)
Net change in unrealized appreciation
  (depreciation) on affiliated investments      4,345,788       (2,908,402)       4,076,908       (2,206,108)
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     3,289,468       (4,523,865)       3,077,957       (3,685,691)
------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                       (43,088)         (26,681)         (38,850)         (11,866)
    Class R2                                         (267)             (63)             (90)             (28)
    Class R3                                         (850)             (73)             (98)             (38)
    Class R4                                         (100)             (83)            (106)             (48)
    Class R5                                         (107)             (80)            (113)             (45)
    Class Y                                      (327,590)        (188,618)        (320,747)         (88,786)
------------------------------------------------------------------------------------------------------------
Total distributions                              (372,002)        (215,598)        (360,004)        (100,811)
------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                  396,877          548,419          375,744          574,106
  Class R2 shares                                     240            5,227              689               --
  Class R3 shares                                   8,779           15,725               --               --
  Class R4 shares                                      --               --            9,675               --
  Class Y shares                                3,086,473        3,425,309        4,587,795        4,457,323
Reinvestment of distributions at net asset
  value
  Class A shares                                   42,378           26,105           38,014           11,553
  Class R2 shares                                     179               --               --               --
  Class R3 shares                                     753               --               --               --
  Class Y shares                                  327,590          188,618          320,747           88,786
Payments for redemptions
  Class A shares                                 (321,095)        (180,719)        (453,143)        (155,865)
  Class R2 shares                                     (36)              --               --               --
  Class Y shares                               (2,266,620)      (2,783,300)      (3,500,568)      (2,472,613)
------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share
  transactions                                  1,275,518        1,245,384        1,378,953        2,503,290
------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets         4,192,984       (3,494,079)       4,096,906       (1,283,212)
Net assets at beginning of year                 9,815,178       13,309,257        9,014,600       10,297,812
------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $14,008,162      $ 9,815,178      $13,111,506      $ 9,014,600
------------------------------------------------------------------------------------------------------------
Undistributed net investment income           $    18,901      $    13,820      $    90,004      $    96,323
------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
88  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand each Fund's financial performance. Certain information reflects financial results for a single share of a class held for periods shown. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

RiverSource Retirement Plus 2010 Fund


                                                               YEAR ENDED APRIL 30,
CLASS A                                            --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(a)
Net asset value, beginning of period                $6.92        $9.51      $10.91        $9.64
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .22          .20         .22          .20
Net gains (losses) (both realized and
 unrealized)                                         1.68        (2.62)       (.55)        1.44
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.90        (2.42)       (.33)        1.64
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.29)        (.17)       (.33)        (.32)
Distributions from realized gains                      --           --        (.56)        (.05)
Tax return of capital                                  --           --        (.18)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.29)        (.17)      (1.07)        (.37)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.53        $6.92       $9.51       $10.91
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       27.74%      (25.49%)     (3.29%)      17.27%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.24%         .89%        .84%        1.37%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .38%         .36%        .37%         .48%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.74%        2.59%       2.20%        2.04%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $3           $3          $4           $1
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               53%          55%         92%          80%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS R2                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.92        $9.52      $10.90       $10.68
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .18          .18         .22          .18
Net gains (losses) (both realized and
 unrealized)                                         1.69        (2.62)       (.56)         .39
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.87        (2.44)       (.34)         .57
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.26)        (.16)       (.30)        (.30)
Distributions from realized gains                      --           --        (.56)        (.05)
Tax return of capital                                  --           --        (.18)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.26)        (.16)      (1.04)        (.35)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.53        $6.92       $9.52       $10.90
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       27.25%      (25.70%)     (3.35%)       5.55%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.69%        1.31%       1.18%        1.64%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .78%         .58%        .58%         .88%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.30%        2.32%       2.09%        3.06%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               53%          55%         92%          80%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  89

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                               YEAR ENDED APRIL 30,
CLASS R3                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.92        $9.52      $10.90       $10.68
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .20          .20         .24          .19
Net gains (losses) (both realized and
 unrealized)                                         1.69        (2.62)       (.55)         .39
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.89        (2.42)       (.31)         .58
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.28)        (.18)       (.33)        (.31)
Distributions from realized gains                      --           --        (.56)        (.05)
Tax return of capital                                  --           --        (.18)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.28)        (.18)      (1.07)        (.36)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.53        $6.92       $9.52       $10.90
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       27.56%      (25.50%)     (3.11%)       5.62%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.44%        1.05%        .93%        1.36%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .53%         .33%        .33%         .63%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.54%        2.57%       2.34%        3.31%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               53%          55%         92%          80%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS R4                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.93        $9.52      $10.90       $10.68
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .22          .22         .27          .21
Net gains (losses) (both realized and
 unrealized)                                         1.68        (2.61)       (.56)         .38
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.90        (2.39)       (.29)         .59
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.29)        (.20)       (.35)        (.32)
Distributions from realized gains                      --           --        (.56)        (.05)
Tax return of capital                                  --           --        (.18)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.29)        (.20)      (1.09)        (.37)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.54        $6.93       $9.52       $10.90
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       27.83%      (25.21%)     (2.86%)       5.70%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.18%         .81%        .68%        1.13%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .28%         .08%        .08%         .38%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.79%        2.82%       2.59%        3.56%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               53%          55%         92%          80%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
90  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------




RiverSource Retirement Plus 2010 Fund (continued)



                                                               YEAR ENDED APRIL 30,
CLASS R5                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.93        $9.52      $10.90       $10.68
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .24          .22         .27          .22
Net gains (losses) (both realized and
 unrealized)                                         1.68        (2.61)       (.56)         .38
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.92        (2.39)       (.29)         .60
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.31)        (.20)       (.35)        (.33)
Distributions from realized gains                      --           --        (.56)        (.05)
Tax return of capital                                  --           --        (.18)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.31)        (.20)      (1.09)        (.38)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.54        $6.93       $9.52       $10.90
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       28.13%      (25.21%)     (2.87%)       5.77%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .93%         .56%        .42%         .89%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .03%         .03%        .08%         .13%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        3.04%        2.87%       2.59%        3.81%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               53%          55%         92%          80%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS Y                                            --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(a)
Net asset value, beginning of period                $6.93        $9.52      $10.91        $9.64
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .23          .22         .23          .23
Net gains (losses) (both realized and
 unrealized)                                         1.68        (2.63)       (.54)        1.43
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.91        (2.41)       (.31)        1.66
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.30)        (.18)       (.34)        (.34)
Distributions from realized gains                      --           --        (.56)        (.05)
Tax return of capital                                  --           --        (.18)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.30)        (.18)      (1.08)        (.39)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.54        $6.93       $9.52       $10.91
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       27.94%      (25.35%)     (3.11%)      17.49%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.08%         .72%        .58%        1.08%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .18%         .18%        .22%         .21%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.89%        2.72%       2.21%        2.45%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $5           $5         $12          $17
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               53%          55%         92%          80%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  91

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


RiverSource Retirement Plus 2015 Fund


                                                               YEAR ENDED APRIL 30,
CLASS A                                            --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(a)
Net asset value, beginning of period                $6.79        $9.71      $11.03        $9.60
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .22          .18         .18          .21
Net gains (losses) (both realized and
 unrealized)                                         1.78        (3.06)       (.59)        1.57
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.00        (2.88)       (.41)        1.78
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.26)        (.04)       (.29)        (.30)
Distributions from realized gains                      --           --        (.53)        (.05)
Tax return of capital                                  --           --        (.09)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.26)        (.04)       (.91)        (.35)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.53        $6.79       $9.71       $11.03
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       29.76%      (29.67%)     (3.93%)      18.79%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .76%         .67%        .63%        1.69%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .38%         .36%        .38%         .45%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.83%        2.35%       1.76%        1.85%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $5           $5          $6           $2
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                              126%          53%         47%          48%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS R2                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.80        $9.72      $11.02       $10.75
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .19          .16         .18          .21
Net gains (losses) (both realized and
 unrealized)                                         1.79        (3.06)       (.61)         .42
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.98        (2.90)       (.43)         .63
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.24)        (.02)       (.25)        (.31)
Distributions from realized gains                      --           --        (.53)        (.05)
Tax return of capital                                  --           --        (.09)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.24)        (.02)       (.87)        (.36)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.54        $6.80       $9.72       $11.02
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       29.34%      (29.80%)     (4.14%)       6.05%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.18%        1.08%       1.04%        1.34%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .78%         .58%        .58%         .88%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.47%        2.07%       1.67%        2.57%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                              126%          53%         47%          48%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
92  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------




RiverSource Retirement Plus 2015 Fund (continued)



                                                               YEAR ENDED APRIL 30,
CLASS R3                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.80        $9.73      $11.03       $10.75
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .21          .18         .20          .22
Net gains (losses) (both realized and
 unrealized)                                         1.79        (3.06)       (.60)         .42
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.00        (2.88)       (.40)         .64
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.26)        (.05)       (.28)        (.31)
Distributions from realized gains                      --           --        (.53)        (.05)
Tax return of capital                                  --           --        (.09)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.26)        (.05)       (.90)        (.36)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.54        $6.80       $9.73       $11.03
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       29.63%      (29.65%)     (3.89%)       6.15%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .94%         .84%        .80%        1.07%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .53%         .33%        .33%         .63%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.72%        2.32%       1.93%        2.81%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                              126%          53%         47%          48%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS R4                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.80        $9.74      $11.04       $10.75
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .23          .20         .23          .23
Net gains (losses) (both realized and
 unrealized)                                         1.80        (3.07)       (.61)         .42
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.03        (2.87)       (.38)         .65
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.28)        (.07)       (.30)        (.31)
Distributions from realized gains                      --           --        (.53)        (.05)
Tax return of capital                                  --           --        (.09)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.28)        (.07)       (.92)        (.36)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.55        $6.80       $9.74       $11.04
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       30.06%      (29.49%)     (3.63%)       6.26%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .68%         .59%        .54%         .83%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .28%         .08%        .08%         .38%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.97%        2.57%       2.19%        3.06%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                              126%          53%         47%          48%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  93

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                               YEAR ENDED APRIL 30,
CLASS R5                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.81        $9.74      $11.05       $10.75
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .25          .20         .23          .24
Net gains (losses) (both realized and
 unrealized)                                         1.80        (3.07)       (.61)         .42
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.05        (2.87)       (.38)         .66
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.30)        (.06)       (.31)        (.31)
Distributions from realized gains                      --           --        (.53)        (.05)
Tax return of capital                                  --           --        (.09)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.30)        (.06)       (.93)        (.36)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.56        $6.81       $9.74       $11.05
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       30.30%      (29.45%)     (3.66%)       6.36%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .43%         .34%        .29%         .59%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .03%         .03%        .08%         .13%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        3.22%        2.62%       2.18%        3.31%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                              126%          53%         47%          48%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS Y                                            --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(a)
Net asset value, beginning of period                $6.81        $9.73      $11.05        $9.60
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .24          .19         .19          .23
Net gains (losses) (both realized and
 unrealized)                                         1.79        (3.06)       (.59)        1.58
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.03        (2.87)       (.40)        1.81
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.28)        (.05)       (.30)        (.31)
Distributions from realized gains                      --           --        (.53)        (.05)
Tax return of capital                                  --           --        (.09)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.28)        (.05)       (.92)        (.36)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.56        $6.81       $9.73       $11.05
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       30.12%      (29.53%)     (3.86%)      19.08%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .58%         .49%        .45%        1.01%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .18%         .18%        .22%         .21%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        3.03%        2.44%       1.80%        2.01%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $17          $13         $23          $24
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                              126%          53%         47%          48%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
94  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Retirement Plus 2020 Fund


                                                               YEAR ENDED APRIL 30,
CLASS A                                            --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(a)
Net asset value, beginning of period                $6.33        $9.61      $11.07        $9.57
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .20          .17         .14          .20
Net gains (losses) (both realized and
 unrealized)                                         1.76        (3.35)       (.61)        1.67
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.96        (3.18)       (.47)        1.87
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.23)        (.10)       (.26)        (.31)
Distributions from realized gains                      --           --        (.52)        (.06)
Tax return of capital                                  --           --        (.21)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.23)        (.10)       (.99)        (.37)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.06        $6.33       $9.61       $11.07
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       31.19%      (33.08%)     (4.58%)      19.76%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .75%         .70%        .57%        1.04%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .39%         .39%        .41%         .49%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.63%        2.45%       1.33%        1.13%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $6           $4          $3           $2
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               53%          52%         50%          40%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS R2                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.35        $9.64      $11.07       $10.77
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .13          .14         .13          .19
Net gains (losses) (both realized and
 unrealized)                                         1.81        (3.34)       (.61)         .48
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.94        (3.20)       (.48)         .67
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.23)        (.09)       (.22)        (.31)
Distributions from realized gains                      --           --        (.52)        (.06)
Tax return of capital                                  --           --        (.21)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.23)        (.09)       (.95)        (.37)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.06        $6.35       $9.64       $11.07
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       30.83%      (33.25%)     (4.65%)       6.47%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.24%        1.03%        .98%        1.23%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .78%         .59%        .58%         .88%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        1.71%        1.88%       1.26%        2.33%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               53%          52%         50%          40%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  95

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                               YEAR ENDED APRIL 30,
CLASS R3                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.35        $9.65      $11.08       $10.77
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .19          .17         .16          .20
Net gains (losses) (both realized and
 unrealized)                                         1.78        (3.36)       (.62)         .49
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.97        (3.19)       (.46)         .69
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.22)        (.11)       (.24)        (.32)
Distributions from realized gains                      --           --        (.52)        (.06)
Tax return of capital                                  --           --        (.21)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.22)        (.11)       (.97)        (.38)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.10        $6.35       $9.65       $11.08
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       31.28%      (33.09%)     (4.40%)       6.58%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .82%         .79%        .73%         .96%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .51%         .32%        .33%         .63%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.58%        2.26%       1.51%        2.59%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               53%          52%         50%          40%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS R4                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.35        $9.66      $11.09       $10.77
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .21          .19         .19          .21
Net gains (losses) (both realized and
 unrealized)                                         1.78        (3.37)       (.62)         .49
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.99        (3.18)       (.43)         .70
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.24)        (.13)       (.27)        (.32)
Distributions from realized gains                      --           --        (.52)        (.06)
Tax return of capital                                  --           --        (.21)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.24)        (.13)      (1.00)        (.38)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.10        $6.35       $9.66       $11.09
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       31.55%      (32.94%)     (4.14%)       6.68%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .58%         .54%        .48%         .72%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .27%         .07%        .08%         .38%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.82%        2.51%       1.77%        2.84%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               53%          52%         50%          40%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
96  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------




RiverSource Retirement Plus 2020 Fund (continued)



                                                               YEAR ENDED APRIL 30,
CLASS R5                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.36        $9.66      $11.10       $10.77
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .23          .19         .19          .22
Net gains (losses) (both realized and
 unrealized)                                         1.77        (3.37)       (.62)         .49
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.00        (3.18)       (.43)         .71
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.25)        (.12)       (.28)        (.32)
Distributions from realized gains                      --           --        (.52)        (.06)
Tax return of capital                                  --           --        (.21)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.25)        (.12)      (1.01)        (.38)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.11        $6.36       $9.66       $11.10
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       31.76%      (32.90%)     (4.17%)       6.78%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .35%         .29%        .22%         .48%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .03%         .03%        .08%         .13%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        3.06%        2.55%       1.77%        3.09%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               53%          52%         50%          40%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS Y                                            --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(a)
Net asset value, beginning of period                $6.36        $9.65      $11.09        $9.57
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .22          .18         .15          .21
Net gains (losses) (both realized and
 unrealized)                                         1.77        (3.36)       (.59)        1.68
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.99        (3.18)       (.44)        1.89
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.24)        (.11)       (.27)        (.31)
Distributions from realized gains                      --           --        (.52)        (.06)
Tax return of capital                                  --           --        (.21)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.24)        (.11)      (1.00)        (.37)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.11        $6.36       $9.65       $11.09
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       31.58%      (32.98%)     (4.28%)      20.03%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .55%         .47%        .38%         .75%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .18%         .18%        .22%         .22%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.91%        2.37%       1.39%        1.62%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $18          $15         $29          $37
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               53%          52%         50%          40%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  97

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

RiverSource Retirement Plus 2025 Fund


                                                               YEAR ENDED APRIL 30,
CLASS A                                            --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(a)
Net asset value, beginning of period                $6.26        $9.65      $11.08        $9.56
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .19          .15         .10          .22
Net gains (losses) (both realized and
 unrealized)                                         1.82        (3.54)       (.62)        1.63
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.01        (3.39)       (.52)        1.85
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.21)          --        (.23)        (.32)
Distributions from realized gains                      --           --        (.58)        (.01)
Tax return of capital                                  --           --        (.10)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.21)          --        (.91)        (.33)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.06        $6.26       $9.65       $11.08
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.26%      (35.13%)     (4.93%)      19.53%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .78%         .74%        .61%        1.39%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .39%         .39%        .42%         .48%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.60%        2.10%       1.00%        1.42%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $3           $2          $3           $2
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               52%          47%         41%          37%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS R2                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.27        $9.68      $11.09       $10.74
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .16          .11         .11          .21
Net gains (losses) (both realized and
 unrealized)                                         1.80        (3.52)       (.64)         .47
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.96        (3.41)       (.53)         .68
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.19)          --        (.20)        (.32)
Distributions from realized gains                      --           --        (.58)        (.01)
Tax return of capital                                  --           --        (.10)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.19)          --        (.88)        (.33)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.04        $6.27       $9.68       $11.09
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       31.50%      (35.23%)     (5.03%)       6.52%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.11%         .91%        .97%        1.27%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .78%         .60%        .58%         .88%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.21%        1.56%       1.02%        2.22%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               52%          47%         41%          37%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
98  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------




RiverSource Retirement Plus 2025 Fund (continued)



                                                               YEAR ENDED APRIL 30,
CLASS R3                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.29        $9.68      $11.10       $10.74
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .18          .15         .14          .22
Net gains (losses) (both realized and
 unrealized)                                         1.82        (3.54)       (.65)         .47
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.00        (3.39)       (.51)         .69
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.20)          --        (.23)        (.32)
Distributions from realized gains                      --           --        (.58)        (.01)
Tax return of capital                                  --           --        (.10)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.20)          --        (.91)        (.33)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.09        $6.29       $9.68       $11.10
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       31.98%      (35.02%)     (4.88%)       6.63%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .81%         .79%        .73%        1.00%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .51%         .32%        .33%         .63%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.50%        2.08%       1.28%        2.46%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               52%          47%         41%          37%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS R4                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.31        $9.69      $11.11       $10.74
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .20          .16         .16          .23
Net gains (losses) (both realized and
 unrealized)                                         1.83        (3.54)       (.64)         .47
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.03        (3.38)       (.48)         .70
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.22)          --        (.26)        (.32)
Distributions from realized gains                      --           --        (.58)        (.01)
Tax return of capital                                  --           --        (.10)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.22)          --        (.94)        (.33)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.12        $6.31       $9.69       $11.11
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.31%      (34.88%)     (4.63%)       6.73%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .58%         .54%        .48%         .76%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .28%         .07%        .08%         .38%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.73%        2.33%       1.54%        2.71%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               52%          47%         41%          37%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                    RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  99

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                               YEAR ENDED APRIL 30,
CLASS R5                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.31        $9.69      $11.12       $10.74
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .22          .18         .16          .24
Net gains (losses) (both realized and
 unrealized)                                         1.82        (3.56)       (.65)         .47
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.04        (3.38)       (.49)         .71
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.23)          --        (.26)        (.32)
Distributions from realized gains                      --           --        (.58)        (.01)
Tax return of capital                                  --           --        (.10)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.23)          --        (.94)        (.33)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.12        $6.31       $9.69       $11.12
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.58%      (34.88%)     (4.65%)       6.83%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .34%         .29%        .23%         .52%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .03%         .03%        .08%         .13%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.98%        2.37%       1.54%        2.96%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               52%          47%         41%          37%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS Y                                            --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(a)
Net asset value, beginning of period                $6.30        $9.68      $11.11        $9.56
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .21          .16         .12          .23
Net gains (losses) (both realized and
 unrealized)                                         1.82        (3.54)       (.62)        1.65
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.03        (3.38)       (.50)        1.88
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.22)          --        (.25)        (.32)
Distributions from realized gains                      --           --        (.58)        (.01)
Tax return of capital                                  --           --        (.10)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.22)          --        (.93)        (.33)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.11        $6.30       $9.68       $11.11
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.45%      (34.92%)     (4.77%)      19.87%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .51%         .45%        .40%         .89%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .18%         .18%        .22%         .22%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.83%        2.15%       1.11%        1.50%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $23          $18         $32          $37
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               52%          47%         41%          37%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
100  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Retirement Plus 2030 Fund


                                                               YEAR ENDED APRIL 30,
CLASS A                                            --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(a)
Net asset value, beginning of period                $6.29        $9.71      $11.13        $9.56
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .18          .12         .13          .20
Net gains (losses) (both realized and
 unrealized)                                         1.83        (3.53)       (.65)        1.71
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.01        (3.41)       (.52)        1.91
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.22)        (.01)       (.24)        (.32)
Distributions from realized gains                      --           --        (.51)        (.02)
Tax return of capital                                  --           --        (.15)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.22)        (.01)       (.90)        (.34)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.08        $6.29       $9.71       $11.13
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.17%      (35.09%)     (4.91%)      20.16%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .67%         .69%        .59%        1.37%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .39%         .39%        .42%         .49%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.50%        1.72%       1.23%        1.47%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $3           $5          $3           $1
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               57%          47%         50%          32%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS R2                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.30        $9.73      $11.12       $10.78
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .15          .11         .11          .19
Net gains (losses) (both realized and
 unrealized)                                         1.84        (3.54)       (.64)         .49
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.99        (3.43)       (.53)         .68
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.21)        (.00)(f)    (.20)        (.32)
Distributions from realized gains                      --           --        (.51)        (.02)
Tax return of capital                                  --           --        (.15)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.21)        (.00)(f)    (.86)        (.34)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.08        $6.30       $9.73       $11.12
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       31.79%      (35.23%)     (5.01%)       6.51%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.10%        1.09%       1.00%        1.34%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .78%         .61%        .58%         .88%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.06%        1.51%       1.02%        2.23%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               57%          47%         50%          32%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  101

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                               YEAR ENDED APRIL 30,
CLASS R3                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.31        $9.75      $11.13       $10.78
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .19          .13         .11          .20
Net gains (losses) (both realized and
 unrealized)                                         1.81        (3.55)       (.61)         .49
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.00        (3.42)       (.50)         .69
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.24)        (.02)       (.22)        (.32)
Distributions from realized gains                      --           --        (.51)        (.02)
Tax return of capital                                  --           --        (.15)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.24)        (.02)       (.88)        (.34)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.07        $6.31       $9.75       $11.13
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       31.90%      (35.06%)     (4.74%)       6.61%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .80%         .83%        .77%        1.07%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .53%         .35%        .33%         .63%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.60%        1.77%       1.05%        2.48%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               57%          47%         50%          32%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS R4                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.30        $9.75      $11.14       $10.78
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .20          .17         .16          .21
Net gains (losses) (both realized and
 unrealized)                                         1.83        (3.57)       (.63)         .49
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.03        (3.40)       (.47)         .70
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.24)        (.05)       (.26)        (.32)
Distributions from realized gains                      --           --        (.51)        (.02)
Tax return of capital                                  --           --        (.15)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.24)        (.05)       (.92)        (.34)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.09        $6.30       $9.75       $11.14
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.48%      (34.92%)     (4.50%)       6.71%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .54%         .58%        .50%         .83%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .27%         .07%        .08%         .38%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.74%        2.35%       1.53%        2.73%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               57%          47%         50%          32%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
102  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------




RiverSource Retirement Plus 2030 Fund (continued)



                                                               YEAR ENDED APRIL 30,
CLASS R5                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.31        $9.75      $11.15       $10.78
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .22          .18         .16          .22
Net gains (losses) (both realized and
 unrealized)                                         1.83        (3.58)       (.64)         .49
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.05        (3.40)       (.48)         .71
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.26)        (.04)       (.26)        (.32)
Distributions from realized gains                      --           --        (.51)        (.02)
Tax return of capital                                  --           --        (.15)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.26)        (.04)       (.92)        (.34)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.10        $6.31       $9.75       $11.15
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.69%      (34.89%)     (4.53%)       6.81%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .30%         .33%        .24%         .59%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .03%         .03%        .08%         .13%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.98%        2.39%       1.53%        2.98%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               57%          47%         50%          32%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS Y                                            --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(a)
Net asset value, beginning of period                $6.31        $9.74      $11.15        $9.56
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .21          .16         .12          .21
Net gains (losses) (both realized and
 unrealized)                                         1.83        (3.56)       (.62)        1.72
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.04        (3.40)       (.50)        1.93
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.25)        (.03)       (.25)        (.32)
Distributions from realized gains                      --           --        (.51)        (.02)
Tax return of capital                                  --           --        (.15)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.25)        (.03)       (.91)        (.34)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.10        $6.31       $9.74       $11.15
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.51%      (34.96%)     (4.73%)      20.41%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .49%         .48%        .39%         .86%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .18%         .18%        .22%         .22%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.82%        2.20%       1.15%        1.52%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $22          $18         $29          $35
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               57%          47%         50%          32%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  103

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

RiverSource Retirement Plus 2035 Fund


                                                               YEAR ENDED APRIL 30,
CLASS A                                            --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(a)
Net asset value, beginning of period                $6.22        $9.61      $11.06        $9.56
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .19          .16         .11          .19
Net gains (losses) (both realized and
 unrealized)                                         1.81        (3.54)       (.62)        1.63
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.00        (3.38)       (.51)        1.82
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.23)        (.01)       (.24)        (.31)
Distributions from realized gains                      --           --        (.65)        (.01)
Tax return of capital                                  --           --        (.05)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.23)        (.01)       (.94)        (.32)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.99        $6.22       $9.61       $11.06
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.30%      (35.21%)     (4.93%)      19.27%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .91%         .88%        .78%        2.95%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .39%         .39%        .43%         .49%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.54%        2.21%       1.07%        1.01%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $2           $1          $2           $1
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               54%          48%         44%          38%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS R2                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.23        $9.63      $11.06       $10.71
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .16          .13         .11          .19
Net gains (losses) (both realized and
 unrealized)                                         1.81        (3.53)       (.64)         .49
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.97        (3.40)       (.53)         .68
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.20)          --        (.20)        (.32)
Distributions from realized gains                      --           --        (.65)        (.01)
Tax return of capital                                  --           --        (.05)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.20)          --        (.90)        (.33)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.00        $6.23       $9.63       $11.06
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       31.81%      (35.31%)     (5.05%)       6.56%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.16%        1.16%       1.11%        1.62%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .77%         .57%        .58%         .88%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.25%        1.84%       1.03%        2.23%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               54%          48%         44%          38%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
104  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------




RiverSource Retirement Plus 2035 Fund (continued)



                                                               YEAR ENDED APRIL 30,
CLASS R3                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.24        $9.64      $11.07       $10.71
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .18          .15         .14          .20
Net gains (losses) (both realized and
 unrealized)                                         1.81        (3.53)       (.64)         .49
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.99        (3.38)       (.50)         .69
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.22)        (.02)       (.23)        (.32)
Distributions from realized gains                      --           --        (.65)        (.01)
Tax return of capital                                  --           --        (.05)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.22)        (.02)       (.93)        (.33)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.01        $6.24       $9.64       $11.07
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.06%      (35.11%)     (4.80%)       6.66%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .90%         .91%        .87%        1.35%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .50%         .32%        .33%         .63%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.52%        2.09%       1.29%        2.48%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               54%          48%         44%          38%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS R4                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.24        $9.65      $11.08       $10.71
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .20          .17         .16          .21
Net gains (losses) (both realized and
 unrealized)                                         1.80        (3.54)       (.63)         .49
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.00        (3.37)       (.47)         .70
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.23)        (.04)       (.26)        (.32)
Distributions from realized gains                      --           --        (.65)        (.01)
Tax return of capital                                  --           --        (.05)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.23)        (.04)       (.96)        (.33)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.01        $6.24       $9.65       $11.08
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.33%      (34.96%)     (4.55%)       6.76%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .66%         .65%        .61%        1.11%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .27%         .07%        .08%         .38%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.75%        2.34%       1.55%        2.73%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               54%          48%         44%          38%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  105

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                               YEAR ENDED APRIL 30,
CLASS R5                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.24        $9.64      $11.09       $10.71
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .22          .17         .16          .22
Net gains (losses) (both realized and
 unrealized)                                         1.81        (3.54)       (.65)         .49
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.03        (3.37)       (.49)         .71
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.25)        (.03)       (.26)        (.32)
Distributions from realized gains                      --           --        (.65)        (.01)
Tax return of capital                                  --           --        (.05)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.25)        (.03)       (.96)        (.33)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.02        $6.24       $9.64       $11.09
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.76%      (34.96%)     (4.67%)       6.87%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .43%         .40%        .35%         .87%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .03%         .03%        .08%         .13%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.99%        2.38%       1.54%        2.97%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               54%          48%         44%          38%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS Y                                            --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(a)
Net asset value, beginning of period                $6.24        $9.64      $11.08        $9.56
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .21          .16         .12          .21
Net gains (losses) (both realized and
 unrealized)                                         1.81        (3.54)       (.61)        1.64
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.02        (3.38)       (.49)        1.85
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.24)        (.02)       (.25)        (.32)
Distributions from realized gains                      --           --        (.65)        (.01)
Tax return of capital                                  --           --        (.05)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.24)        (.02)       (.95)        (.33)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $8.02        $6.24       $9.64       $11.08
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.57%      (35.09%)     (4.69%)      19.58%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .62%         .58%        .52%        1.21%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .18%         .18%        .22%         .22%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.83%        2.20%       1.11%        1.55%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $17          $13         $20          $20
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               54%          48%         44%          38%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
106  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Retirement Plus 2040 Fund


                                                               YEAR ENDED APRIL 30,
CLASS A                                            --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(a)
Net asset value, beginning of period                $6.04        $9.51      $11.11        $9.56
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .18          .15         .10          .15
Net gains (losses) (both realized and
 unrealized)                                         1.76        (3.47)       (.62)        1.74
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.94        (3.32)       (.52)        1.89
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.21)        (.15)       (.25)        (.31)
Distributions from realized gains                      --           --        (.55)        (.03)
Tax return of capital                                  --           --        (.28)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.21)        (.15)      (1.08)        (.34)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.77        $6.04       $9.51       $11.11
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.26%      (34.95%)     (5.01%)      19.99%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.17%        1.23%        .93%        1.53%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .39%         .39%        .43%         .49%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.58%        2.08%        .99%        1.10%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $2           $1          $1          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               55%          50%         52%          33%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS R2                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.06        $9.54      $11.10       $10.77
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .16          .12         .11          .14
Net gains (losses) (both realized and
 unrealized)                                         1.75        (3.46)       (.63)         .54
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.91        (3.34)       (.52)         .68
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.19)        (.14)       (.21)        (.32)
Distributions from realized gains                      --           --        (.55)        (.03)
Tax return of capital                                  --           --        (.28)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.19)        (.14)      (1.04)        (.35)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.78        $6.06       $9.54       $11.10
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       31.69%      (35.07%)     (5.01%)       6.48%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.39%        1.38%       1.09%        1.24%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .78%         .59%        .58%         .88%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.23%        1.71%       1.07%        2.24%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               55%          50%         52%          33%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  107

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                               YEAR ENDED APRIL 30,
CLASS R3                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.06        $9.55      $11.11       $10.77
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .18          .12         .14          .15
Net gains (losses) (both realized and
 unrealized)                                         1.75        (3.45)       (.63)         .54
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.93        (3.33)       (.49)         .69
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.21)        (.16)       (.24)        (.32)
Distributions from realized gains                      --           --        (.55)        (.03)
Tax return of capital                                  --           --        (.28)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.21)        (.16)      (1.07)        (.35)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.78        $6.06       $9.55       $11.11
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.01%      (34.91%)     (4.76%)       6.59%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.15%        1.14%        .85%         .98%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .53%         .36%        .33%         .63%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.46%        1.73%       1.33%        2.49%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               55%          50%         52%          33%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS R4                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.06        $9.56      $11.12       $10.77
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .20          .17         .17          .16
Net gains (losses) (both realized and
 unrealized)                                         1.74        (3.49)       (.64)         .54
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.94        (3.32)       (.47)         .70
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.21)        (.18)       (.26)        (.32)
Distributions from realized gains                      --           --        (.55)        (.03)
Tax return of capital                                  --           --        (.28)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.21)        (.18)      (1.09)        (.35)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.79        $6.06       $9.56       $11.12
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.30%      (34.76%)     (4.51%)       6.69%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .85%         .87%        .59%         .74%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .26%         .07%        .08%         .38%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.76%        2.37%       1.59%        2.74%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               55%          50%         52%          33%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
108  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------




RiverSource Retirement Plus 2040 Fund (continued)



                                                               YEAR ENDED APRIL 30,
CLASS R5                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.06        $9.55      $11.13       $10.77
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .21          .17         .17          .17
Net gains (losses) (both realized and
 unrealized)                                         1.76        (3.49)       (.65)         .54
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.97        (3.32)       (.48)         .71
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.23)        (.17)       (.27)        (.32)
Distributions from realized gains                      --           --        (.55)        (.03)
Tax return of capital                                  --           --        (.28)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.23)        (.17)      (1.10)        (.35)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.80        $6.06       $9.55       $11.13
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.74%      (34.76%)     (4.63%)       6.79%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .61%         .62%        .34%         .50%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .02%         .03%        .08%         .13%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        3.00%        2.41%       1.58%        2.99%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               55%          50%         52%          33%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS Y                                            --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(a)
Net asset value, beginning of period                $6.06        $9.55      $11.13        $9.56
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .20          .16         .13          .16
Net gains (losses) (both realized and
 unrealized)                                         1.76        (3.49)       (.62)        1.75
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.96        (3.33)       (.49)        1.91
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.22)        (.16)       (.26)        (.31)
Distributions from realized gains                      --           --        (.55)        (.03)
Tax return of capital                                  --           --        (.28)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.22)        (.16)      (1.09)        (.34)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.80        $6.06       $9.55       $11.13
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.56%      (34.93%)     (4.74%)      20.26%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .79%         .80%        .46%         .79%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .18%         .18%        .22%         .22%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.81%        2.18%       1.20%        1.53%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $12           $9         $12          $26
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               55%          50%         52%          33%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  109

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

RiverSource Retirement Plus 2045 Fund


                                                               YEAR ENDED APRIL 30,
CLASS A                                            --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(a)
Net asset value, beginning of period                $6.17        $9.64      $11.10        $9.56
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .19          .15         .12          .17
Net gains (losses) (both realized and
 unrealized)                                         1.79        (3.55)       (.64)        1.69
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.98        (3.40)       (.52)        1.86
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.22)        (.07)       (.24)        (.31)
Distributions from realized gains                      --           --        (.67)        (.01)
Tax return of capital                                  --           --        (.03)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.22)        (.07)       (.94)        (.32)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.93        $6.17       $9.64       $11.10
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.24%      (35.26%)     (4.93%)      19.63%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.26%        1.41%       1.37%        4.82%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .39%         .39%        .43%         .49%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.62%        2.11%       1.20%        1.28%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $1           $1          $1          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               64%          51%         50%          57%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS R2                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.19        $9.66      $11.08       $10.73
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .16          .14         .12          .15
Net gains (losses) (both realized and
 unrealized)                                         1.78        (3.55)       (.64)         .52
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.94        (3.41)       (.52)         .67
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.19)        (.06)       (.20)        (.31)
Distributions from realized gains                      --           --        (.67)        (.01)
Tax return of capital                                  --           --        (.03)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.19)        (.06)       (.90)        (.32)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.94        $6.19       $9.66       $11.08
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       31.57%      (35.32%)     (4.93%)       6.48%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.38%        1.52%       1.51%        2.74%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .77%         .57%        .58%         .88%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.15%        1.85%       1.03%        2.19%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               64%          51%         50%          57%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
110  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------




RiverSource Retirement Plus 2045 Fund (continued)



                                                               YEAR ENDED APRIL 30,
CLASS R3                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.19        $9.66      $11.09       $10.73
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .18          .15         .14          .17
Net gains (losses) (both realized and
 unrealized)                                         1.78        (3.54)       (.64)         .52
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.96        (3.39)       (.50)         .69
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.21)        (.08)       (.23)        (.32)
Distributions from realized gains                      --           --        (.67)        (.01)
Tax return of capital                                  --           --        (.03)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.21)        (.08)       (.93)        (.33)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.94        $6.19       $9.66       $11.09
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       31.87%      (35.10%)     (4.78%)       6.58%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.09%        1.27%       1.27%        2.47%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .50%         .32%        .33%         .63%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.52%        2.10%       1.29%        2.44%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               64%          51%         50%          57%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS R4                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.19        $9.67      $11.10       $10.73
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .19          .17         .17          .18
Net gains (losses) (both realized and
 unrealized)                                         1.80        (3.55)       (.64)         .52
-----------------------------------------------------------------------------------------------
Total from investment operations                     1.99        (3.38)       (.47)         .70
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.23)        (.10)       (.26)        (.32)
Distributions from realized gains                      --           --        (.67)        (.01)
Tax return of capital                                  --           --        (.03)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.23)        (.10)       (.96)        (.33)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.95        $6.19       $9.67       $11.10
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.31%      (34.94%)     (4.52%)       6.68%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                               1.12%        1.02%       1.01%        2.23%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .26%         .07%        .08%         .38%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.54%        2.35%       1.55%        2.69%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               64%          51%         50%          57%
-----------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  111

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                               YEAR ENDED APRIL 30,
CLASS R5                                           --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(e)
Net asset value, beginning of period                $6.19        $9.67      $11.11       $10.73
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .22          .18         .16          .19
Net gains (losses) (both realized and
 unrealized)                                         1.79        (3.56)       (.63)         .52
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.01        (3.38)       (.47)         .71
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.24)        (.10)       (.27)        (.32)
Distributions from realized gains                      --           --        (.67)        (.01)
Tax return of capital                                  --           --        (.03)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.24)        (.10)       (.97)        (.33)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.96        $6.19       $9.67       $11.11
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.74%      (35.01%)     (4.55%)       6.78%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .62%         .77%        .75%        1.99%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .03%         .03%        .08%         .13%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        3.00%        2.39%       1.55%        2.94%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--         $--          $--
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               64%          51%         50%          57%
-----------------------------------------------------------------------------------------------




                                                               YEAR ENDED APRIL 30,
CLASS Y                                            --------------------------------------------
PER SHARE DATA                                      2010         2009        2008       2007(a)
Net asset value, beginning of period                $6.19        $9.67      $11.12        $9.56
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .21          .16         .12          .19
Net gains (losses) (both realized and
 unrealized)                                         1.79        (3.55)       (.61)        1.69
-----------------------------------------------------------------------------------------------
Total from investment operations                     2.00        (3.39)       (.49)        1.88
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.23)        (.09)       (.26)        (.31)
Distributions from realized gains                      --           --        (.67)        (.01)
Tax return of capital                                  --           --        (.03)          --
-----------------------------------------------------------------------------------------------
Total distributions                                  (.23)        (.09)       (.96)        (.32)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                      $7.96        $6.19       $9.67       $11.12
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                       32.57%      (35.12%)     (4.72%)      19.93%
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                .83%         .95%        .95%        3.01%(c)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                             .18%         .18%        .21%         .23%(c)
-----------------------------------------------------------------------------------------------
Net investment income (loss)                        2.83%        2.23%       1.18%        1.59%(c)
-----------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $12           $8          $9           $6
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                               64%          51%         50%          57%
-----------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from May 18, 2006 (when shares became publicly available) to April 30, 2007.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).
(e) For the period from Dec. 11, 2006 (when shares became publicly available) to April 30, 2007.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
112  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. ORGANIZATION

Each Fund is a series of RiverSource Series Trust (the Trust) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Trust has unlimited authorized shares of beneficial interest. Each Fund is a "fund of funds" that seeks to achieve its objective by investing in a combination of underlying funds* for which RiverSource Investments, LLC** (RiverSource Investments) or an affiliate acts as investment manager or principal underwriter. RiverSource Investments is the Investment Manager for the Funds. Each Fund seeks to provide high total return through a combination of current income and capital appreciation, consistent with its current asset allocation.

RiverSource Retirement Plus 2010 Fund (2010 Fund) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2010. At April 30, 2010, the Investment Manager owned 100% of Class R2, Class R3, Class R4 and Class R5 shares.

RiverSource Retirement Plus 2015 Fund (2015 Fund) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2015. At April 30, 2010, the Investment Manager owned 100% of Class R2, Class R3, Class R4 and Class R5 shares.

RiverSource Retirement Plus 2020 Fund (2020 Fund) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2020. At April 30, 2010, the Investment Manager owned 100% of Class R3, Class R4 and Class R5 shares.

RiverSource Retirement Plus 2025 Fund (2025 Fund) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2025. At April 30, 2010, the Investment Manager owned 100% of Class R3, Class R4 and Class R5 shares.

RiverSource Retirement Plus 2030 Fund (2030 Fund) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2030. At April 30, 2010, the Investment Manager owned 100% of Class R3, Class R4 and Class R5 shares.

RiverSource Retirement Plus 2035 Fund (2035 Fund) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2035. At April 30, 2010, the Investment Manager owned 100% of Class R2, Class R3, Class R4 and Class R5 shares.

RiverSource Retirement Plus 2040 Fund (2040 Fund) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2040. At April 30, 2010, the Investment Manager owned 100% of Class R4 and Class R5 shares.

RiverSource Retirement Plus 2045 Fund (2045 Fund) -- is designed for investors expecting to retire or to begin withdrawing portions of their investment around the year 2045. At April 30, 2010, the Investment Manager owned 100% of Class R3 and Class R5 shares.

Each Fund offers Class A, Class R2, Class R3, Class R4, Class R5 and Class Y shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class R2, Class R3, Class R4, Class R5 and Class Y shares are offered without a front-end sales charge or contingent deferred sales charge to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.


 * For information on the goals, investment strategies and risks of the underlying funds please refer to Appendix A and B in the Funds' most recent prospectus.

** Effective May 1, 2010, RiverSource Investments, LLC is known as Columbia
   Management Investment Advisers, LLC.

--------------------------------------------------------------------------------
                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  113

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ADOPTION OF NEW ACCOUNTING STANDARD
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification(TM) (Codification) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but, rather, organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after Sept. 15, 2009. The Codification did not have an effect on each Fund's financial statements.

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF INVESTMENTS
Investments in the underlying funds are valued at their net asset value at the close of each business day.

GUARANTEES AND INDEMNIFICATIONS
Under each Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally the tax authorities can examine all tax returns filed for the last three years.

RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the FASB issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and non-recurring fair value measurements for Level 2 and Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally, purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time, each Fund is evaluating the implications of the amendment and the impact to the financial statements.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared and distributed quarterly, when available, for 2010 Fund are reinvested in additional shares of the Fund at net asset value or payable in cash. Dividends from net investment income, declared and paid at the end of the calendar year, when available, for 2015 Fund, 2020 Fund, 2025 Fund, 2030 Fund, 2035 Fund, 2040 Fund and 2045 Fund are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions, normally shares of the underlying funds, are accounted for as of trade date. Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.


--------------------------------------------------------------------------------
114  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


3. EXPENSES AND SALES CHARGES

MANAGEMENT FEES AND UNDERLYING FUND FEES
The Funds do not pay the Investment Manager a direct management fee for managing their assets. In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds (also referred to as "acquired funds") in which a Fund invests. Each Fund also indirectly receives a pro rata share of earnings credits from overnight cash balances of the underlying funds, if any, which reduced the underlying funds' transfer agency fees. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, each Fund pays Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, an annual fee for administration and accounting services equal to an annual rate of 0.02% of each Fund's average daily net assets.

COMPENSATION OF BOARD MEMBERS
Compensation to the Board of Trustees (the Board) members and certain other core expenses are paid by the affiliated underlying funds in which the Funds invest.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation* (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. Each Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by each Fund or its designated agent for Class A shares. Each Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of each Fund's average daily net assets attributable to Class R2, Class R3, Class R4, Class R5 and Class Y shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statements of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, each Fund pays an annual fee at a rate of 0.25% of each Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares and 0.15% of each Fund's average daily net assets attributable to Class Y shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
Each Fund has an agreement with RiverSource Fund Distributors, Inc.** (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate of up to 0.25% of each Fund's average daily net assets attributable to Class A and Class R3 shares and a fee at an annual rate of up to 0.50% of each Fund's average daily net assets attributable to Class R2 shares.

SALES CHARGES
Front-end sales charges received by the Distributor for distributing each Fund's shares for the year ended April 30, 2010 were as follows:

FUND                                                                            CLASS A
---------------------------------------------------------------------------------------
2010 Fund                                                                       $ 6,098
2015 Fund                                                                        12,014
2020 Fund                                                                        20,614
2025 Fund                                                                        15,117
2030 Fund                                                                        14,540
2035 Fund                                                                        11,125
2040 Fund                                                                        18,304
2045 Fund                                                                        15,018




 * Effective May 1, 2010, RiverSource Service Corporation is known as Columbia Management Investment Services Corp.

** Effective May 1, 2010, RiverSource Fund Distributors, Inc. is known as
   Columbia Management Investment Distributors, Inc.

--------------------------------------------------------------------------------
                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  115

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the year ended April 30, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of underlying funds), were as follows:

FUND                                              CLASS A  CLASS R2  CLASS R3  CLASS R4  CLASS R5  CLASS Y
----------------------------------------------------------------------------------------------------------
2010 Fund                                           0.38%    0.78%     0.53%     0.28%     0.03%     0.18%
2015 Fund                                           0.38     0.78      0.53      0.28      0.03      0.18
2020 Fund                                           0.39     0.78      0.51      0.27      0.03      0.18
2025 Fund                                           0.39     0.78      0.51      0.28      0.03      0.18
2030 Fund                                           0.39     0.78      0.53      0.27      0.03      0.18
2035 Fund                                           0.39     0.77      0.50      0.27      0.03      0.18
2040 Fund                                           0.39     0.78      0.53      0.26      0.02      0.18
2045 Fund                                           0.39     0.77      0.50      0.26      0.03      0.18


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

FUND                                              CLASS A  CLASS R2  CLASS R3  CLASS R4  CLASS R5  CLASS Y
----------------------------------------------------------------------------------------------------------
2010 Fund                                          $   --     $ 1       $ 2       $ 1       $ 1     $1,015
2015 Fund                                              --       1         2         1         1      3,024
2020 Fund                                              --       6        --        --        --      3,418
2025 Fund                                           2,088       4        --        --        --      4,353
2030 Fund                                              --       2        --        --        --      4,176
2035 Fund                                           1,516      --        --        --        --      3,145
2040 Fund                                           2,877       1         6        --        --      2,120
2045 Fund                                           3,281      --        --        --        --      1,990


The waived/reimbursed fees and expenses for the plan administration services fees and other Fund level expenses waived were as follows:

FUND                                                                             AMOUNT
---------------------------------------------------------------------------------------
2010 Fund                                                                       $71,620
2015 Fund                                                                        76,589
2020 Fund                                                                        76,960
2025 Fund                                                                        76,264
2030 Fund                                                                        72,585
2035 Fund                                                                        73,267
2040 Fund                                                                        72,207
2045 Fund                                                                        71,127


The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until June 30, 2011, unless sooner terminated at the sole discretion of the Board, such that net direct expenses (excluding fees and expenses of underlying funds), will not exceed the following percentage of each class' average daily net assets:

CLASS                                                                          PERCENTAGE
-----------------------------------------------------------------------------------------
Class A                                                                           0.39%
Class R2                                                                          0.78
Class R3                                                                          0.53
Class R4                                                                          0.28
Class R5                                                                          0.03
Class Y                                                                           0.18




--------------------------------------------------------------------------------
116  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


4. SECURITIES TRANSACTIONS

For the year ended April 30, 2010, cost of purchases and proceeds from sales of investments in underlying affiliated funds aggregated for each Fund were as follows:

FUND                                                                   PURCHASES     PROCEEDS
----------------------------------------------------------------------------------------------
2010 Fund                                                             $ 4,343,944  $ 5,641,508
2015 Fund                                                              25,314,485   26,081,310
2020 Fund                                                              11,531,331   11,640,468
2025 Fund                                                              12,762,823   13,029,358
2030 Fund                                                              14,028,366   17,492,414
2035 Fund                                                               9,979,317    9,306,343
2040 Fund                                                               7,936,516    6,661,930
2045 Fund                                                               8,545,041    7,176,021


Realized gains and losses are determined on an identified cost basis.

5. SHARE TRANSACTIONS

Transactions in shares for each Fund for the periods indicated were as follows:

                                                                  2010 FUND           2015 FUND
                                                             ------------------  ------------------
YEAR ENDED APRIL 30,                                           2010      2009      2010      2009
---------------------------------------------------------------------------------------------------
CLASS A
Sold                                                           55,864   188,228   105,003   321,606
Reinvested distributions                                       13,308     9,846    19,340     3,937
Redeemed                                                     (164,224) (152,181) (239,424) (256,425)
---------------------------------------------------------------------------------------------------
Net increase (decrease)                                       (95,052)   45,893  (115,081)   69,118
---------------------------------------------------------------------------------------------------

CLASS Y
Sold                                                          136,455   232,370   244,308   446,332
Reinvested distributions                                       23,942    26,297    66,001    14,748
Redeemed                                                     (224,632) (890,369) (283,630) (957,012)
---------------------------------------------------------------------------------------------------
Net increase (decrease)                                       (64,235) (631,702)   26,679  (495,932)
---------------------------------------------------------------------------------------------------



                                                                 2020 FUND             2025 FUND
                                                           --------------------  --------------------
YEAR ENDED APRIL 30,                                         2010       2009       2010       2009
-----------------------------------------------------------------------------------------------------
CLASS A
Sold                                                        175,997     332,395   137,710     128,844
Reinvested distributions                                     18,133       8,337     9,520          --
Redeemed                                                    (81,137)    (94,341) (101,100)    (42,690)
-----------------------------------------------------------------------------------------------------
Net increase (decrease)                                     112,993     246,391    46,130      86,154
-----------------------------------------------------------------------------------------------------

CLASS R2
Sold                                                          8,172         952       305       2,006
Reinvested distributions                                        113          --        56          --
Redeemed                                                         (5)         --       (10)         --
-----------------------------------------------------------------------------------------------------
Net increase (decrease)                                       8,280         952       351       2,006
-----------------------------------------------------------------------------------------------------

CLASS Y
Sold                                                        384,523     572,368   429,799     608,203
Reinvested distributions                                     72,785      47,149    84,309          --
Redeemed                                                   (593,812) (1,246,511) (593,596) (1,024,046)
-----------------------------------------------------------------------------------------------------
Net increase (decrease)                                    (136,504)   (626,994)  (79,488)   (415,843)
-----------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  117

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

                                                                  2030 FUND           2035 FUND
                                                             ------------------  ------------------
YEAR ENDED APRIL 30,                                           2010      2009      2010      2009
---------------------------------------------------------------------------------------------------
CLASS A
Sold                                                           62,510   489,686    57,574    76,874
Reinvested distributions                                       12,226       721     6,562       194
Redeemed                                                     (440,243)  (51,278)  (27,583)  (27,553)
---------------------------------------------------------------------------------------------------
Net increase (decrease)                                      (365,507)  439,129    36,553    49,515
---------------------------------------------------------------------------------------------------

CLASS R2
Sold                                                              321       654        --        --
Reinvested distributions                                           18        --        --        --
---------------------------------------------------------------------------------------------------
Net increase (decrease)                                           339       654        --        --
---------------------------------------------------------------------------------------------------

CLASS R3
Sold                                                              655     1,918        --        --
Reinvested distributions                                           21        --        --        --
Redeemed                                                         (676)   (1,918)       --        --
---------------------------------------------------------------------------------------------------
Net increase (decrease)                                            --        --        --        --
---------------------------------------------------------------------------------------------------

CLASS Y
Sold                                                          633,435   601,193   464,245   593,509
Reinvested distributions                                       89,447    11,426    65,941     5,663
Redeemed                                                     (819,113) (734,140) (470,306) (561,414)
---------------------------------------------------------------------------------------------------
Net increase (decrease)                                       (96,231) (121,521)   59,880    37,758
---------------------------------------------------------------------------------------------------



                                                                  2040 FUND           2045 FUND
                                                             ------------------  ------------------
YEAR ENDED APRIL 30,                                           2010      2009      2010      2009
---------------------------------------------------------------------------------------------------
CLASS A
Sold                                                           56,410    77,264    52,148    84,426
Reinvested distributions                                        5,781     4,279     5,075     1,848
Redeemed                                                      (44,538)  (26,288)  (63,289)  (24,988)
---------------------------------------------------------------------------------------------------
Net increase (decrease)                                        17,653    55,255    (6,066)   61,286
---------------------------------------------------------------------------------------------------

CLASS R2
Sold                                                               38       909        96        --
Reinvested distributions                                           24        --        --        --
Redeemed                                                           (5)       --        --        --
---------------------------------------------------------------------------------------------------
Net increase (decrease)                                            57       909        96        --
---------------------------------------------------------------------------------------------------

CLASS R3
Sold                                                            1,248     2,711        --        --
Reinvested distributions                                          102        --        --        --
---------------------------------------------------------------------------------------------------
Net increase (decrease)                                         1,350     2,711        --        --
---------------------------------------------------------------------------------------------------

CLASS R4
Sold                                                               --        --     1,187        --
---------------------------------------------------------------------------------------------------
Net increase (decrease)                                            --        --     1,187        --
---------------------------------------------------------------------------------------------------

CLASS Y
Sold                                                          430,151   510,824   627,838   653,654
Reinvested distributions                                       44,449    30,770    42,709    14,183
Redeemed                                                     (317,064) (375,542) (474,101) (338,548)
---------------------------------------------------------------------------------------------------
Net increase (decrease)                                       157,536   166,052   196,446   329,289
---------------------------------------------------------------------------------------------------


6. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of short-term capital gains earned in the underlying funds, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their

--------------------------------------------------------------------------------
118  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------



ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

In the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, undistributed net investment income and accumulated net realized loss have been increased, resulting in net reclassification adjustments to additional paid-in capital by the following:

                                                         UNDISTRIBUTED   ACCUMULATED       ADDITIONAL
                                                        NET INVESTMENT  NET REALIZED     PAID-IN-CAPITAL
FUND                                                        INCOME       GAIN (LOSS)  REDUCTION (INCREASE)
----------------------------------------------------------------------------------------------------------
2010 Fund                                                   $28,104       $(28,104)            $--
2015 Fund                                                    71,839        (71,839)             --
2020 Fund                                                    70,072        (70,072)             --
2025 Fund                                                    76,870        (76,870)             --
2030 Fund                                                    75,512        (75,512)             --
2035 Fund                                                    53,956        (53,956)             --
2040 Fund                                                    38,549        (38,549)             --
2045 Fund                                                    36,291        (36,291)             --


The tax character of distributions paid for the years indicated was as follows:

                                                                  2010                    2009
                                                         ----------------------  ----------------------
                                                         ORDINARY    LONG-TERM   ORDINARY    LONG-TERM
YEAR ENDED APRIL 30,                                      INCOME   CAPITAL GAIN   INCOME   CAPITAL GAIN
-------------------------------------------------------------------------------------------------------
Fund 2010                                                $305,662       $--      $274,828       $--
Fund 2015                                                 689,996        --       128,506        --
Fund 2020                                                 699,996        --       355,027        --
Fund 2025                                                 719,993        --            --        --
Fund 2030                                                 779,988        --        77,496        --
Fund 2035                                                 550,004        --        37,011        --
Fund 2040                                                 372,002        --       215,598        --
Fund 2045                                                 360,004        --       100,811        --


At April 30, 2010, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                   UNDISTRIBUTED   UNDISTRIBUTED  ACCUMULATED    UNREALIZED
                                                      ORDINARY      ACCUMULATED     REALIZED    APPRECIATION
FUND                                                   INCOME     LONG-TERM GAIN      LOSS     (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------
2010 Fund                                             $ 13,269          $--       $(3,454,336)   $  (191,632)
2015 Fund                                              406,526           --        (4,269,531)    (1,861,996)
2020 Fund                                              229,676           --        (5,656,636)    (2,791,920)
2025 Fund                                              612,536           --        (4,543,260)    (4,220,138)
2030 Fund                                              458,545           --        (4,050,556)    (3,591,613)
2035 Fund                                              323,738           --        (1,679,848)    (3,135,642)
2040 Fund                                               18,901           --          (955,784)    (1,832,332)
2045 Fund                                               90,004           --          (468,723)    (1,256,341)


For federal income tax purposes, each Fund had a capital loss carry-over at April 30, 2010, that if not offset by capital gains will expire as follows:

FUND                                                                      2017       2018
--------------------------------------------------------------------------------------------
2010 Fund                                                               $428,181  $2,827,856
2015 Fund                                                                704,342   3,055,770
2020 Fund                                                                502,050   4,705,880
2025 Fund                                                                662,473   3,488,786
2030 Fund                                                                623,603   2,895,797
2035 Fund                                                                312,553   1,217,126
2040 Fund                                                                370,260     565,348
2045 Fund                                                                 84,212     248,395




--------------------------------------------------------------------------------
                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  119

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Funds are permitted to treat net capital losses realized between Nov. 1, 2009 and their fiscal year end (post-October loss) as occurring on the first day of the following tax year. At April 30, 2010, post-October losses that are treated for income tax purposes as occurring on May 1, 2010 were as follows:

FUND                                                                        POST-OCTOBER LOSS
---------------------------------------------------------------------------------------------
2010 Fund                                                                        $198,299
2015 Fund                                                                         509,419
2020 Fund                                                                         448,706
2025 Fund                                                                         392,001
2030 Fund                                                                         531,156
2035 Fund                                                                         150,169
2040 Fund                                                                          20,176
2045 Fund                                                                         136,116


It is unlikely the Board will authorize distributions of any net realized capital gains until the available capital loss carry-overs have been offset or expire. There is no assurance that each Fund will be able to utilize all of its capital loss carry-over before it expires.

7. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through the date of issuance of each Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in each Fund's financial statements.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgement and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.


--------------------------------------------------------------------------------
120  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  121

REPORT OF INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM ----------------------------------------------------------------


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
RIVERSOURCE RETIREMENT PLUS 2010 FUND, RIVERSOURCE RETIREMENT PLUS 2015 FUND, RIVERSOURCE RETIREMENT PLUS 2020 FUND, RIVERSOURCE RETIREMENT PLUS 2025 FUND, RIVERSOURCE RETIREMENT PLUS 2030 FUND, RIVERSOURCE RETIREMENT PLUS 2035 FUND, RIVERSOURCE RETIREMENT PLUS 2040 FUND AND RIVERSOURCE RETIREMENT PLUS 2045 FUND:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in affiliated funds, of RiverSource Retirement Plus 2010 Fund, RiverSource Retirement Plus 2015 Fund, RiverSource Retirement Plus 2020 Fund, RiverSource Retirement Plus 2025 Fund, RiverSource Retirement Plus 2030 Fund, RiverSource Retirement Plus 2035 Fund, RiverSource Retirement Plus 2040 Fund and RiverSource Retirement Plus 2045 Fund (the Funds) (eight of the portfolios constituting the RiverSource Series Trust) as of April 30, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Funds for the period from May 18, 2006 (when shares became publicly available) to April 30, 2007, were audited by other auditors whose report dated June 20, 2007, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2010, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of each of the Funds listed above constituting portfolios within RiverSource Series Trust at April 30, 2010, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
June 23, 2010


--------------------------------------------------------------------------------
122  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

FEDERAL INCOME TAX INFORMATION -------------------------------------------------
(UNAUDITED)

Each Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

RiverSource Retirement Plus 2010 Fund
Fiscal year ended April 30, 2010

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Qualified Dividend Income for individuals....................     50.54%
    Dividends Received Deduction for corporations................     45.41%
    U.S. Government Obligations..................................      5.32%


The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

RiverSource Retirement Plus 2015 Fund
Fiscal year ended April 30, 2010

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Qualified Dividend Income for individuals....................     54.77%
    Dividends Received Deduction for corporations................     47.80%
    U.S. Government Obligations..................................      7.45%


The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

RiverSource Retirement Plus 2020 Fund
Fiscal year ended April 30, 2010

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Qualified Dividend Income for individuals....................     62.70%
    Dividends Received Deduction for corporations................     53.80%
    U.S. Government Obligations..................................      6.27%


The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

RiverSource Retirement Plus 2025 Fund
Fiscal year ended April 30, 2010

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Qualified Dividend Income for individuals....................     70.54%
    Dividends Received Deduction for corporations................     60.75%
    U.S. Government Obligations..................................     10.32%


The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

RiverSource Retirement Plus 2030 Fund
Fiscal year ended April 30, 2010

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Qualified Dividend Income for individuals....................     70.71%
    Dividends Received Deduction for corporations................     61.11%
    U.S. Government Obligations..................................      8.84%


The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.


--------------------------------------------------------------------------------
                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  123

FEDERAL INCOME TAX INFORMATION (continued) -------------------------------------

RiverSource Retirement Plus 2035 Fund
Fiscal year ended April 30, 2010

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Qualified Dividend Income for individuals....................     70.52%
    Dividends Received Deduction for corporations................     60.82%
    U.S. Government Obligations..................................      8.64%


The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

RiverSource Retirement Plus 2040 Fund
Fiscal year ended April 30, 2010

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Qualified Dividend Income for individuals....................     71.38%
    Dividends Received Deduction for corporations................     61.81%
    U.S. Government Obligations..................................      4.30%


The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

RiverSource Retirement Plus 2045 Fund
Fiscal year ended April 30, 2010

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Qualified Dividend Income for individuals....................     77.42%
    Dividends Received Deduction for corporations................     67.54%
    U.S. Government Obligations..................................      5.95%


The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.


--------------------------------------------------------------------------------
124  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

BOARD MEMBERS AND OFFICERS -----------------------------------------------------

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of the Fund's Board members. Each Board member oversees 152 RiverSource, Seligman and Threadneedle funds. Under current Board policy, members may serve until the next regular shareholders' meeting, until he or she reaches the mandatory retirement age established by the Board, or the fifteenth anniversary of the first Board meeting they attended as members of the Board.

INDEPENDENT BOARD MEMBERS*

                                                                                                          OTHER PRESENT OR
NAME,                      POSITION HELD                                                                  PAST DIRECTORSHIPS
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     (WITHIN PAST 5
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   YEARS)
------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz             Board member since    Chief Justice, Minnesota Supreme Court, 1998-2006;       None
901 S. Marquette Ave.      1/11/06               Attorney
Minneapolis, MN 55402
Age 55
------------------------------------------------------------------------------------------------------------------------------

Arne H. Carlson            Board member since    Chair, RiverSource and Threadneedle Funds, 1999-2006;    None
901 S. Marquette Ave.      1/5/99                former Governor of Minnesota
Minneapolis, MN 55402
Age 75
------------------------------------------------------------------------------------------------------------------------------

Pamela G. Carlton          Board member since    President, Springboard -- Partners in Cross Cultural     None
901 S. Marquette Ave.      11/11/07              Leadership (consulting company)
Minneapolis, MN 55402
Age 55
------------------------------------------------------------------------------------------------------------------------------

Patricia M. Flynn          Board member since    Trustee Professor of Economics and Management, Bentley   None
901 S. Marquette Ave.      11/1/04               University; former Dean, McCallum Graduate School of
Minneapolis, MN 55402                            Business, Bentley University
Age 59
------------------------------------------------------------------------------------------------------------------------------

Anne P. Jones              Board member since    Attorney and Consultant                                  None
901 S. Marquette Ave.      3/1/85
Minneapolis, MN 55402
Age 75
------------------------------------------------------------------------------------------------------------------------------

Jeffrey Laikind, CFA       Board member since    Former Managing Director, Shikiar Asset Management       American Progressive
901 S. Marquette Ave.      11/1/05                                                                        Insurance; Hapoalim
Minneapolis, MN 55402                                                                                     Securities USA, Inc.
Age 74
------------------------------------------------------------------------------------------------------------------------------

Stephen R. Lewis, Jr.      Chair of the Board    President Emeritus and Professor of Economics, Carleton  Valmont Industries,
901 S. Marquette Ave.      since 1/1/07,         College                                                  Inc. (manufactures
Minneapolis, MN 55402      Board member                                                                   irrigation systems)
Age 71                     since 1/1/02
------------------------------------------------------------------------------------------------------------------------------

John F. Maher              Board member          Retired President and Chief Executive Officer and        None
901 S. Marquette Ave.      since 11/7/08         former Director, Great Western Financial Corporation
Minneapolis, MN 55402                            (financial services), 1986-1997
Age 67
------------------------------------------------------------------------------------------------------------------------------

Catherine James Paglia     Board member since    Director, Enterprise Asset Management, Inc. (private     None
901 S. Marquette Ave.      11/1/04               real estate and asset management company)
Minneapolis, MN 55402
Age 57
------------------------------------------------------------------------------------------------------------------------------

Leroy C. Richie            Board member          Counsel, Lewis & Munday, P.C. since 1987; Vice           Digital Ally, Inc.
901 S. Marquette Ave.      since 11/7/08         President and General Counsel, Automotive Legal          (digital imaging);
Minneapolis, MN 55402                            Affairs, Chrysler Corporation, 1990-1997                 Infinity, Inc. (oil
Age 68                                                                                                    and gas exploration
                                                                                                          and production); OGE
                                                                                                          Energy Corp. (energy
                                                                                                          and energy services)
------------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby       Board member since    Chief Executive Officer and Director, RiboNovix, Inc.    Idera
901 S. Marquette Ave.      11/13/02              since 2003 (biotechnology); former President, Aquila     Pharmaceuticals,
Minneapolis, MN 55402                            Biopharmaceuticals                                       Inc.
Age 66                                                                                                    (biotechnology);
                                                                                                          Healthways, Inc.
                                                                                                          (health management
                                                                                                          programs)
------------------------------------------------------------------------------------------------------------------------------



* Mr. Laikind may be deemed, as a technical matter, an interested person of RiverSource International Managers Series, Inc. and RiverSource Variable Series Trust because he serves as an independent director of a broker-dealer that has executed transactions for subadvisers to certain of the funds.


--------------------------------------------------------------------------------
                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  125

BOARD MEMBERS AND OFFICERS (continued) -----------------------------------------

BOARD MEMBER AFFILIATED WITH THE INVESTMENT MANAGER*


                                                                                                          OTHER PRESENT OR
NAME,                      POSITION HELD                                                                  PAST DIRECTORSHIPS
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     (WITHIN PAST 5
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   YEARS)
------------------------------------------------------------------------------------------------------------------------------
William F. Truscott        Board member          Chairman of the Board, Columbia Management Investment    None
53600 Ameriprise           since 11/7/01,        Advisers, LLC (formerly RiverSource Investments, LLC)
Financial Center           Vice President since  since May 2010 (previously President, Chairman of the
Minneapolis, MN 55474      2002                  Board and Chief Investment Officer, 2001-April 2010);
Age 49                                           Senior Vice President, Atlantic Funds, Columbia Funds
                                                 and Nations Funds since May 2010; Chief Executive
                                                 Officer, U.S. Asset Management &
                                                 President -- Annuities, Ameriprise Financial, Inc.
                                                 since May 2010 (previously President -- U.S. Asset
                                                 Management and Chief Investment Officer, 2005-April
                                                 2010 and Senior Vice President -- Chief Investment
                                                 Officer, 2001-2005); Director, President and Chief
                                                 Executive Officer, Ameriprise Certificate Company since
                                                 2006; Director, Columbia Management Investment
                                                 Distributors, Inc. (formerly RiverSource Fund
                                                 Distributors, Inc.) since May 2010 (previously Chairman
                                                 of the Board and Chief Executive Officer, 2008-April
                                                 2010); Chairman of the Board and Chief Executive
                                                 Officer, RiverSource Distributors, Inc. since 2006;
                                                 former Chief Investment Officer and Managing Director,
                                                 Zurich Scudder Investments
------------------------------------------------------------------------------------------------------------------------------


* Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the investment manager or Ameriprise Financial.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling 800.221.2450; contacting your financial intermediary; or visiting riversource.com/funds.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS


NAME,                      POSITION HELD
ADDRESS,                   WITH FUNDS AND        PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
J. Kevin Connaughton       President since       Senior Vice President and General Manager -- Mutual
One Financial Center       5/1/10                Fund Products, Columbia Management Investment Advisers,
Boston, MA 02111                                 LLC since May 2010; President, Columbia Funds since
Age 46                                           2009 (previously Senior Vice President and Chief
                                                 Financial Officer, June 2008 -- January 2009);
                                                 President, Atlantic Funds and Nations Funds since 2009;
                                                 Managing Director of Columbia Management Advisors, LLC,
                                                 December 2004 -- April 2010;Treasurer, Columbia Funds,
                                                 October 2003 -- May 2008; Treasurer, the Liberty Funds,
                                                 Stein Roe Funds and Liberty All-Star Funds, December
                                                 2000 -- December 2006; Senior Vice
                                                 President -- Columbia Management Advisors, LLC, April
                                                 2003 -- December 2004; President, Columbia Funds,
                                                 Liberty Funds and Stein Roe Funds, February
                                                 2004 -- October 2004
--------------------------------------------------------------------------------------------------------

Amy K. Johnson             Vice President since  Senior Vice President and Chief Operating Officer,
5228 Ameriprise Financial  12/5/06               Columbia Management Investment Advisers, LLC (formerly
Center Minneapolis, MN                           RiverSource Investments, LLC) since May 2010
55474                                            (previously Chief Administrative Officer, 2009 -- April
Age 44                                           2010 and Vice President -- Asset Management and Trust
                                                 Company Services, 2006-2009 and Vice
                                                 President -- Operations and Compliance, 2004-2006);
                                                 Senior Vice President, Atlantic Funds, Columbia Funds
                                                 and Nations Funds since May 2010; Director of Product
                                                 Development -- Mutual Funds, Ameriprise Financial,
                                                 Inc., 2001-2004
--------------------------------------------------------------------------------------------------------

Jeffrey P. Fox             Treasurer since       Chief Financial Officer, Columbia Management Investment
105 Ameriprise             7/10/02               Distributors, Inc. (formerly RiverSource Fund
Financial Center                                 Distributors, Inc.) and of Seligman Data Corp. since
Minneapolis, MN 55474                            2008; Vice President -- Investment Accounting,
Age 54                                           Ameriprise Financial, Inc. since 2002; Chief Financial
                                                 Officer, RiverSource Distributors, Inc. since 2006
--------------------------------------------------------------------------------------------------------

Scott R. Plummer           Vice President,       Chief Legal Officer and Assistant Secretary, Columbia
5228 Ameriprise Financial  General Counsel and   Management Investment Advisers, LLC (formerly
Center                     Secretary since       RiverSource Investments, LLC) since June 2005; Vice
Minneapolis, MN 55474      12/5/06               President and Lead Chief Counsel -- Asset Management,
Age 50                                           Ameriprise Financial, Inc. since May 2010 (previously
                                                 Vice President and Chief Counsel -- Asset Management,
                                                 2005-April 2010 and Vice President -- Asset Management
                                                 Compliance, 2004-2005); Senior Vice President,
                                                 Secretary and Chief Legal Officer, Atlantic Funds,
                                                 Columbia Funds and Nations Funds since May 2010; Vice
                                                 President, Chief Counsel and Assistant Secretary,
                                                 Columbia Management Investment Distributors, Inc.
                                                 (formerly RiverSource Fund Distributors, Inc.) since
                                                 2008; Vice President, General Counsel and Secretary,
                                                 Ameriprise Certificate Company since 2005; Chief
                                                 Counsel, RiverSource Distributors, Inc. since 2006;
                                                 Senior Vice President and Chief Compliance Officer,
                                                 USBancorp Asset Management, 2002-2004
--------------------------------------------------------------------------------------------------------

Michael A. Jones           Vice President since  Director and President, Columbia Management Investment
100 Federal Street         5/1/10                Advisers, LLC since May 2010; President and Director,
Boston, MA 02110                                 Columbia Management Investment Distributors, Inc. since
Age 51                                           May 2010; Senior Vice President, Atlantic Funds,
                                                 Columbia Funds and Nations Funds since May 2010;
                                                 Manager, Chairman, Chief Executive Officer and
                                                 President, Columbia Management Advisors, LLC,
                                                 2007 -- April 2010; Chief Executive Officer, President
                                                 and Director, Columbia Management Distributors, Inc.,
                                                 2006 -- April 2010; former Co-President and Senior
                                                 Managing Director, Robeco Investment Management
--------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
126  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

NAME,                      POSITION HELD
ADDRESS,                   WITH FUNDS AND        PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Colin Moore                Vice President since  Chief Investment Officer, Columbia Management
One Financial Center       5/1/10                Investment Advisers, LLC since May 2010; Senior Vice
Boston, MA 02111                                 President, Atlantic Funds, Columbia Funds and Nations
Age 52                                           Funds since May 2010; Manager, Managing Director and
                                                 Chief Investment Officer, Columbia Management Advisors,
                                                 LLC, 2007- April 2010; Head of Equities, Columbia
                                                 Management Advisors, LLC, 2002-Sept. 2007
--------------------------------------------------------------------------------------------------------

Linda Wondrack             Chief Compliance      Vice President and Chief Compliance Officer, Columbia
One Financial Center       Officer since 5/1/10  Management Investment Advisers, LLC since May 2010;
Boston, MA 02111                                 Chief Compliance Officer, Columbia Funds since 2007;
Age 46                                           Senior Vice President and Chief Compliance Officer,
                                                 Atlantic Funds and Nations Funds since 2007; Director
                                                 (Columbia Management Group, LLC and Investment Product
                                                 Group Compliance), Bank of America, June 2005 -- April
                                                 2010; Director of Corporate Compliance and Conflicts
                                                 Officer, MFS Investment Management (investment
                                                 management), August 2004 -- May 2005
--------------------------------------------------------------------------------------------------------

Neysa M. Alecu             Money Laundering      Vice President -- Compliance, Ameriprise Financial,
2934 Ameriprise Financial  Prevention Officer    Inc. since 2008; Anti-Money Laundering Officer and
Center                     since 11/9/05 and     Identity Theft Prevention Officer, Columbia Management
Minneapolis, MN 55474      Identity Theft        Investment Distributors, Inc. (formerly RiverSource
Age 46                     Prevention Officer    Fund Distributors, Inc.) since 2008; Anti-Money
                           since 2008            Laundering Officer, Ameriprise Financial, Inc. since
                                                 2005; Compliance Director, Ameriprise Financial, Inc.,
                                                 2004-2008;
--------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  127

APPROVAL OF INVESTMENT MANAGEMENT SERVICES

AGREEMENT ----------------------------------------------------------------------


Columbia Management Investment Advisers, LLC ("Columbia Management" or the "investment manager"), formerly known as RiverSource Investments, LLC, a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to each of the RiverSource Retirement Plus Series Funds (each, a "Series Fund" and collectively, the "Series Funds"). Under an investment management services agreement with respect to each Series Fund (each, an "IMS Agreement"), Columbia Management provides investment advice and other services to each of the Series Funds and all RiverSource funds (collectively, the "Funds").

On an annual basis, each Series Fund's Board of Trustees (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2010, including reports based on data provided by independent organizations and a comprehensive response to each item of information requested by independent legal counsel to the Independent Directors ("Independent Legal Counsel") in a letter to the investment manager, to assist the Board in making this determination. All of the materials presented in March and April 2010 were first supplied in draft form to designated representatives of the Independent Directors, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to each Series Fund's expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) reviews information prepared by Columbia Management addressing the services Columbia Management provides and each Series Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue each IMS Agreement. At the April 6-8, 2010 in-person Board meeting, Independent Legal Counsel reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of each IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management: The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Series Funds' operations, most notably, management's announcement of the massive investment made in the acquisition of the long-term asset management business of Columbia Management Group, LLC (the "Columbia Transaction") and the completed integration of J. & W. Seligman & Co. Incorporated, acquisitions which should continue to enhance investment capabilities and provide access to a greater depth of experienced portfolio managers in key categories. The Board noted, in particular, that upon the close of the Columbia Transaction, the investment manager will have grown to 10 investment offices (compared to 6 in 2009). In addition, the Board reviewed information concerning the investment manager's new Chief Investment Officer upon the close of the Columbia Transaction, including the application of his particular investment philosophy, which is intended to enhance the risk and portfolio management oversight of the entire fund family.

Moreover, in connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board considered the quality of the administrative and transfer agency services provided by Columbia Management's affiliates to each Series Fund. The Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under each IMS Agreement. Further, the Board considered Columbia Management's ability to retain key personnel in certain targeted areas and its expectations in this regard. The Board also discussed the acceptability of the terms of each IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under each IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Series Funds.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under each IMS Agreement, the Board carefully reviewed the investment performance of each Series Fund. In this regard, the Board considered detailed reports containing data prepared by an independent organization showing, for various periods, the

--------------------------------------------------------------------------------
128  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


performance of each of the Series Fund, the performance of a benchmark index, the percentage ranking of each Series Fund among its comparison group and the net assets of each Series Fund. The Board observed that: (i) for RiverSource Retirement Plus 2010 Fund and RiverSource Retirement Plus 2015 Fund, the investment performance was appropriate in light of the particular management style, and (ii) for RiverSource Retirement Plus 2020 Fund, RiverSource Retirement Plus 2025 Fund, RiverSource Retirement Plus 2030 Fund, RiverSource Retirement Plus 2035 Fund, RiverSource Retirement Plus 2040 Fund and RiverSource Retirement Plus 2045 Fund, the investment performance reflected the interrelationship of market conditions with the particular investment strategies employed by the portfolio management team. Further, the Board observed measures taken to address the Fund's performance, including the anticipated change in portfolio managers for the Series Funds. In this regard, the Board reviewed a detailed report illustrating the performance and track record of the new portfolio managers expected to assume responsibilities for each Series Fund upon the close of the Columbia Transaction. The Board also observed that although RiverSource Retirement Plus 2020 Fund, RiverSource Retirement Plus 2025 Fund, RiverSource Retirement Plus 2030 Fund, RiverSource Retirement Plus 2035 Fund, RiverSource Retirement Plus 2040 Fund and RiverSource Retirement Plus 2045 Fund each had a poor percentage ranking among its peer group, the asset allocation models performed well by year-end, with the mean reversion model significantly outperforming.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Series
Funds: The Board reviewed comparative fees and the costs of services to be provided under each IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of each Series Fund's expenses with median expenses paid by funds in its peer group, as well as data showing each Series Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each of the Funds, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board noted the rationale for according weight to each Series Fund's direct expenses, as opposed to its total expense ratios (i.e., direct expenses plus the expenses incurred by the underlying Funds in which each Series Fund invests). In this regard, the Board noted that the Series Fund's direct expenses approximated the median direct expenses of the Series Fund's peer group and that its direct expenses do not include any advisory fees.

The Board also considered various preliminary integration plans in connection with the Columbia Transaction which, if implemented, would impact the fee structures of various RiverSource Funds. The Board was satisfied with the principles underlying these plans, which, at their preliminary stage, are designed to achieve a rational, consistent pricing model across the combined fund families, as well as preserve the "pricing philosophy" of the funds.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to each of the Series Funds. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing and operating each of the Series Funds, including data showing comparative profitability over the past two years. In this regard, the Board observed slightly reduced profitability in 2009 vs. 2008. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Series Funds should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: Given that the Series Funds' do not pay any investment management services fees, the Board determined not to accord weight to the lack of any material economies of scale associated with the growth of each of the Series Funds.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2010, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for each Series Fund for an additional annual period.


--------------------------------------------------------------------------------
                   RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT  129

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.221.2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
130  RIVERSOURCE RETIREMENT PLUS SERIES -- 2010 ANNUAL REPORT

(COLUMBIA MANAGEMENT LOGO)

RIVERSOURCE RETIREMENT PLUS(R) SERIES
734 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

RIVERSOURCE.COM/FUNDS

This report must be accompanied or preceded by the Fund's current prospectus. RiverSource(R) mutual funds are distributed by Columbia Management Investment Distributors, Inc. (formerly known as RiverSource Fund Distributors, Inc.), member FINRA, and managed by Columbia Management Investment Advisers, LLC
(formerly known as RiverSource Investments, LLC). RiverSource is part of Ameriprise Financial, Inc.
(C)2010 Columbia Management Investment Advisers, LLC. All rights reserved.
                                                                 S-6507 G (6/10)

Item 2. (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

         (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

         (c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

Item 3. The Registrant's board of directors has determined that independent directors Pamela G. Carlton, Jeffrey Laikind, John F. Maher and Anne P. Jones, each qualify as audit committee financial experts.

Item 4.  Principal Accountant Fees and Services

(a) Audit Fees. The fees for the year ended April 30, to Ernst & Young LLP for professional services rendered for the audit of the annual financial statements for RiverSource Series Trust were as follows:

                         2010 - $188,590   2009 - $194,807

(b) Audit-Related Fees. The fees for the year ended April 30, to Ernst & Young LLP for additional professional services rendered related to the semiannual financial statement review, the 2010 transfer agent 17Ad-13 review and the registrant's 2009 security count pursuant to Rule 17f-2 for RiverSource Series Trust were as follows:

                           2010 - $4,150   2009 - $7,375

(c) Tax Fees. The fees for the year ended April 30, to Ernst & Young LLP for tax compliance related services rendered for RiverSource Series Trust were as follows:

                          2010 - $29,574   2009 - $33,072

(d) All Other Fees. The fees for the year ended April 30, to Ernst & Young LLP for additional professional services rendered for RiverSource Series Trust were as follows:

                               2010 - $0   2009 - $0

(e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by Ernst & Young LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2010 and 2009 were pre-approved by the audit committee.

(f)  Not applicable.

(g) Non-Audit Fees. The fees for the year ended April 30, to Ernst & Young LLP by the registrant for non-audit fees and by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

                        2010 - $2,063,658   2009 - $580,953

(h) 100% of the services performed in item (g) above during 2010 and 2009 were pre-approved by the Ameriprise Financial Audit Committee and/or the RiverSource Mutual Funds Audit Committee.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6.  Investments.

(a)  The complete schedule of investments is included in Item 1 of this Form
     N-CSR.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

         (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

         (a)(1) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

         (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

         (a)(3) Not applicable.

         (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Series Trust


By /s/ J. Kevin Connaughton
   -----------------------------------------
   J. Kevin Connaughton
   President and Principal Executive Officer

Date July 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ J. Kevin Connaughton
   -----------------------------------------
   J. Kevin Connaughton
   President and Principal Executive Officer

Date July 1, 2010


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date July 1, 2010